UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2023

Date of reporting period: May 31, 2023

Item 1.    Reports to Stockholders.

(a)  A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

     Global X Millennial Consumer ETF (ticker: MILN)
Global X Aging Population ETF (ticker: AGNG)
Global X Health & Wellness ETF (ticker: BFIT)
Global X Robotics & Artificial Intelligence ETF (ticker: BOTZ)
Global X FinTech ETF (ticker: FINX)
Global X Internet of Things ETF (ticker: SNSR)
Global X U.S. Infrastructure Development ETF (ticker: PAVE)
Global X Autonomous & Electric Vehicles ETF (ticker: DRIV)
Global X Artificial Intelligence & Technology ETF (ticker: AIQ)
Global X Genomics & Biotechnology ETF (ticker: GNOM)
Global X Cloud Computing ETF (ticker: CLOU)
Global X Cannabis ETF (ticker: POTX)
Global X Thematic Growth ETF (ticker: GXTG)
Global X Video Games & Esports ETF (ticker: HERO)
Global X Cybersecurity ETF (ticker: BUG)
Global X Education ETF (ticker: EDUT)
Global X Telemedicine & Digital Health ETF (ticker: EDOC)
Global X China Biotech Innovation ETF (ticker: CHB)
Global X CleanTech ETF (ticker: CTEC)
Global X Data Center REITs & Digital Infrastructure ETF (ticker: VPN)
Global X Clean Water ETF (ticker: AQWA)
Global X AgTech & Food Innovation ETF (ticker: KROP)
Global X Blockchain ETF (ticker: BKCH)
Global X Hydrogen ETF (ticker: HYDR)
Global X Solar ETF (ticker: RAYS)
Global X Wind Energy ETF (ticker: WNDY)
Global X Green Building ETF (ticker: GRNR)
Global X Metaverse ETF (ticker: VR)
Global X PropTech ETF (ticker: PTEC)
Global X Carbon Credits Strategy ETF (ticker: NTRL)

Semi-Annual Report

May 31, 2023

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’(defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Schedules of Investments/Consolidated Schedule of Investments
Global X Millennial Consumer ETF	1
Global X Aging Population ETF	6
Global X Health & Wellness ETF	12
Global X Robotics & Artificial Intelligence ETF	16
Global X FinTech ETF	21
Global X Internet of Things ETF	26
Global X U.S. Infrastructure Development ETF	31
Global X Autonomous & Electric Vehicles ETF	36
Global X Artificial Intelligence & Technology ETF	42
Global X Genomics & Biotechnology ETF	49
Global X Cloud Computing ETF	53
Global X Cannabis ETF	57
Global X Thematic Growth ETF	60
Global X Video Games & Esports ETF	62
Global X Cybersecurity ETF	66
Global X Education ETF	68
Global X Telemedicine & Digital Health ETF	71
Global X China Biotech Innovation ETF	74
Global X CleanTech ETF	77
Global X Data Center REITs & Digital Infrastructure ETF	81
Global X Clean Water ETF	84
Global X AgTech & Food Innovation ETF	87
Global X Blockchain ETF	90
Global X Hydrogen ETF	94
Global X Solar ETF	97
Global X Wind Energy ETF	101
Global X Green Building ETF	104
Global X Metaverse ETF	109
Global X Proptech ETF	112
Global X Carbon Credits Strategy ETF	116
Glossary	118
Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities	119
Statements of Operations/Consolidated Statement of Operations	127
Statements of Changes in Net Assets/Consolidated Statement of Changes in Net Assets	135
Financial Highlights/Consolidated Financial Highlights	150
Notes to Financial Statements/Notes to Consolidated Financial Statements	170
Disclosure of Fund Expenses	204
Approval of Investment Advisory Agreement	209
Liquidity Risk Management Program	213
Supplemental Information	214

Table of Contents

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — 99.9%
SINGAPORE — 2.1%
Communication Services — 2.1%
Sea ADR *	35,013	$2,010,096
UNITED STATES — 97.8%
Communication Services — 23.1%
Activision Blizzard *	34,362	2,755,832
Alphabet, Cl A *	27,372	3,363,198
Angi, Cl A *	135,936	415,964
Cargurus, Cl A *	16,161	303,665
Cars.com *	14,690	259,278
iHeartMedia, Cl A *	74,811	177,302
Match Group *	23,482	810,129
Meta Platforms, Cl A *	13,341	3,531,630
Netflix *	8,492	3,356,293
Snap, Cl A *	111,658	1,138,912
Spotify Technology *	16,271	2,422,752
TripAdvisor *	15,870	246,937
Vimeo *	81,189	297,964
Walt Disney *	29,157	2,564,650
Yelp, Cl A *	9,509	318,551

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
ZipRecruiter, Cl A *	16,879	$261,118
		22,224,175
Consumer Discretionary — 40.8%
2U *	53,518	214,072
Airbnb, Cl A *	25,809	2,833,054
Amazon.com *	28,718	3,462,816
AutoNation *	3,938	515,563
Booking Holdings *	1,115	2,797,279
Capri Holdings *	10,555	370,480
CarMax *	13,292	959,815
Carter's	4,016	249,675
Carvana, Cl A * (A)	31,175	402,781
Chegg *	16,254	145,961
Children's Place *	9,343	140,425
Chipotle Mexican Grill, Cl A *	1,706	3,542,492
Columbia Sportswear .	5,218	385,245
Coursera *	25,981	328,919
Designer Brands, Cl A	33,345	209,073
Dick's Sporting Goods	5,215	664,965
eBay	45,196	1,922,638
Etsy *	10,486	849,890
Expedia Group *	12,436	1,190,250
GoPro, Cl A *	61,279	257,372
Graham Holdings, Cl B	493	278,422
Home Depot .	10,062	2,852,074
Laureate Education, Cl A	24,572	297,321
Life Time Group Holdings *	16,868	320,661
Lowe's	14,598	2,936,096
Lululemon Athletica *	8,067	2,677,679
NIKE, Cl B	23,255	2,447,821
Peloton Interactive, Cl A *	28,877	210,225
Perdoceo Education *	21,462	253,037
Planet Fitness, Cl A *	7,125	455,573
Skechers USA, Cl A *	11,298	580,378
Starbucks	27,480	2,683,147
Strategic Education .	3,096	244,305
Stride *	7,577	306,187
Under Armour, Cl A *	32,021	230,871
VF .	32,668	562,543

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Victoria's Secret *	8,952	$182,800
Wayfair, Cl A *	8,331	335,906
		39,297,811
Consumer Staples — 3.7%
Costco Wholesale	5,906	3,021,274
Medifast .	2,974	234,054
Sprouts Farmers Market *	8,631	298,287
		3,553,615
Financials — 9.5%
Avantax *	10,702	226,454
Block, Cl A *	45,541	2,750,221
Fiserv *	25,412	2,850,972
LendingClub *	40,497	332,075
Nelnet, Cl A	3,224	298,220
PayPal Holdings *	38,938	2,413,767
SLM	21,244	324,184
		9,195,893
Health Care — 0.8%
Accolade *	19,695	237,128
American Well, Cl A *	133,482	294,995
Hims & Hers Health *	29,111	260,252
		792,375
Industrials — 4.5%
Avis Budget Group *	3,293	552,533
Lyft, Cl A *	30,948	279,151
Uber Technologies *	93,529	3,547,555
		4,379,239
Information Technology — 6.4%
Apple .	17,761	3,148,137
Intuit .	6,657	2,790,082
PowerSchool Holdings, Cl A *	14,599	276,505
		6,214,724
Real Estate — 9.0%
AvalonBay Communities ‡	11,779	2,049,310

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Camden Property Trust ‡	8,976	$937,723
Centerspace ‡	5,303	311,870
Equity Residential ‡	31,874	1,937,939
Independence Realty Trust ‡	18,793	324,555
Invitation Homes ‡	51,464	1,743,600
UDR ‡	27,696	1,098,700
Zillow Group, Cl A *	6,506	291,404
		8,695,101
TOTAL UNITED STATES		94,352,933
TOTAL COMMON STOCK
(Cost $142,214,176)		96,363,029
SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
5.020%
(Cost $89,396)	89,396	89,396
	Face Amount
REPURCHASE AGREEMENT(B) — 0.2%
BNP Paribas
4.990%, dated 05/31/2023, to be repurchased
on 06/01/2023, repurchase price $180,829
(collateralized by various U.S. Treasury
Obligations, ranging in par value $3,111
- $21,562, 4.125% - 5.410%, 7/31/2024
- 9/30/2027, with a total market value of
$184,433)
(Cost $180,804)	$180,804	180,804
TOTAL INVESTMENTS — 100.2%
(Cost $142,484,376)		$96,633,229

Percentages are based on Net Assets of $96,433,589.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Millennial Consumer ETF

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2023.

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$96,363,029	$—	$—	$96,363,029
Short-Term Investment	89,396	—	—	89,396
Repurchase Agreement	—	180,804	—	180,804
Total Investments in Securities	$96,452,425	$180,804	$—	$96,633,229

Amounts designated as “—“are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.7%
Health Care — 0.7%
Cochlear	2,252	$354,740
BELGIUM — 1.5%
Health Care — 1.2%
UCB	6,617	575,072
Real Estate — 0.3%
Aedifica ‡	1,812	121,219
TOTAL BELGIUM		696,291
CANADA — 0.6%
Health Care — 0.6%
Chartwell Retirement Residences	22,771	150,935
Sienna Senior Living	17,879	146,657
TOTAL CANADA		297,592
CHINA — 4.0%
Health Care — 4.0%
AK Medical Holdings .	111,189	98,999
BeiGene ADR *	3,536	781,209
Beijing Chunlizhengda Medical Instruments,
Cl H	55,116	106,032
Hansoh Pharmaceutical Group	198,643	328,862
Lifetech Scientific *	357,792	106,493
Luye Pharma Group *	283,424	126,356
Microport Scientific *	59,702	102,805

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
SciClone Pharmaceuticals Holdings .	96,800	$129,838
Venus MedTech Hangzhou, Cl H *	97,440	91,238
TOTAL CHINA		1,871,832
DENMARK — 5.8%
Consumer Discretionary — 0.3%
GN Store Nord *	6,278	154,766
Health Care — 5.5%
Demant *	8,055	305,355
Genmab *	2,240	873,848
Novo Nordisk, Cl B	8,857	1,415,304
		2,594,507
TOTAL DENMARK		2,749,273
FRANCE — 0.3%
Health Care — 0.3%
Korian	18,665	147,947
GERMANY — 0.9%
Health Care — 0.9%
Fresenius Medical Care & KGaA .	9,993	425,608
IRELAND — 0.3%
Health Care — 0.3%
Amarin ADR *	103,370	120,943
ITALY — 0.6%
Health Care — 0.6%
Amplifon	7,830	269,459
JAPAN — 7.6%
Health Care — 7.6%
Astellas Pharma .	61,694	974,766
Chugai Pharmaceutical	58,674	1,576,931
Nipro	19,710	139,662
SUNWELS	5,819	134,110

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Terumo	25,586	$777,570
TOTAL JAPAN		3,603,039
NEW ZEALAND — 0.3%
Health Care — 0.3%
Ryman Healthcare	42,962	163,508
SOUTH KOREA — 1.7%
Health Care — 1.7%
Celltrion .	4,990	644,013
Dentium .	1,306	156,061
TOTAL SOUTH KOREA		800,074
SPAIN — 0.2%
Health Care — 0.2%
Pharma Mar	3,136	108,456
SWEDEN — 0.3%
Health Care — 0.3%
Elekta, Cl B	17,678	129,228
SWITZERLAND — 6.2%
Health Care — 6.2%
Alcon .	20,526	1,586,575
Sonova Holding .	2,082	531,574
Straumann Holding .	5,446	792,936
TOTAL SWITZERLAND		2,911,085
UNITED KINGDOM — 4.0%
Health Care — 4.0%
AstraZeneca ADR .	19,610	1,433,099
Smith & Nephew .	29,783	443,696
TOTAL UNITED KINGDOM		1,876,795
UNITED STATES — 64.8%
Health Care — 59.1%
AbbVie	9,009	1,242,882
ACADIA Pharmaceuticals *	7,850	184,475

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
agilon health *	14,075	$279,811
Agios Pharmaceuticals *	6,503	164,396
Alector *	22,116	164,543
Alphatec Holdings *	9,228	139,896
Amedisys *	1,800	136,674
Amgen .	5,809	1,281,756
AngioDynamics *	15,476	146,403
Biogen *	5,095	1,510,209
Blueprint Medicines *	3,103	175,381
Boston Scientific *	28,475	1,465,893
Bristol-Myers Squibb	20,789	1,339,643
Brookdale Senior Living *	35,032	120,860
Cano Health *	103,266	140,442
DaVita *	3,061	286,724
Deciphera Pharmaceuticals *	9,751	131,638
Denali Therapeutics *	5,897	178,207
Dexcom *	12,591	1,476,421
Edwards Lifesciences *	17,308	1,457,853
Eli Lilly	3,960	1,700,662
Embecta .	5,090	140,840
Ensign Group	1,939	171,815
Exact Sciences *	6,071	495,272
Exelixis *	10,992	211,926
FibroGen *	7,401	127,667
Glaukos *	2,967	169,178
Halozyme Therapeutics *	4,591	148,886
Incyte *	7,588	467,041
Insulet *	2,352	645,036
Integer Holdings *	1,817	148,740
Johnson & Johnson	8,819	1,367,474
LivaNova *	3,396	150,375
MannKind *	34,958	162,205
Medtronic	18,087	1,496,880
Merit Medical Systems *	1,959	161,422
National HealthCare	2,528	153,450
Neurocrine Biosciences *	3,287	294,285
Novocure *	3,568	256,218
NuVasive *	3,404	129,897
Regeneron Pharmaceuticals *	1,786	1,313,710

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Roche Holding	3,631	$1,219,403
Seagen *	7,107	1,390,840
Sight Sciences *	15,726	150,812
Silk Road Medical *	3,627	109,499
Stryker	5,027	1,385,341
Teleflex	1,612	378,417
Theravance Biopharma *	12,226	136,687
United Therapeutics *	1,582	331,809
Zimmer Biomet Holdings .	7,181	914,428
		27,954,322
Real Estate — 5.7%
LTC Properties ‡	4,164	133,706
National Health Investors ‡	2,878	149,973
Omega Healthcare Investors ‡	7,913	235,887
Sabra Health Care REIT ‡	12,375	139,342
Ventas ‡	13,611	587,179
Welltower ‡	19,797	1,477,054
		2,723,141
TOTAL UNITED STATES		30,677,463
TOTAL COMMON STOCK
(Cost $53,307,837)		47,203,333
	Number of
	Rights
RIGHTS — 0.0%
United States — 0.0%
Radius Health#(A)	19,104	—
TOTAL RIGHTS (Cost $–) .		—
TOTAL INVESTMENTS — 99.8%
(Cost $53,307,837)		$47,203,333

Percentages are based on Net Assets of $47,304,022.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Aging Population ETF

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$47,203,333	$—	$—		$47,203,333
Rights	—	—	—	^	—
Total Investments in Securities	$47,203,333	$—	$—		$47,203,333

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^  Security is fair valued at zero.
Amounts designated as “—“ are $0 or have been rounded to $0.
See “Glossary” for abbreviations.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.6%
Consumer Staples — 0.6%
Blackmores	1,432	$87,158
CANADA — 2.4%
Consumer Discretionary — 2.4%
Gildan Activewear .	13,237	360,504
CHINA — 8.4%
Consumer Discretionary — 8.4%
ANTA Sports Products .	35,244	359,948
Li Ning	66,014	354,177
Topsports International Holdings	456,570	354,606
Xtep International Holdings	195,401	196,443
TOTAL CHINA		1,265,174
FRANCE — 3.0%
Consumer Staples — 3.0%
Danone	7,644	450,980
GERMANY — 5.6%
Consumer Discretionary — 5.6%
adidas	2,767	446,909
Puma	8,197	389,051
TOTAL GERMANY		835,960

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
IRELAND — 1.9%
Consumer Staples — 1.9%
Glanbia .	19,914	$287,246
ITALY — 0.9%
Consumer Discretionary — 0.9%
Technogym	14,821	135,174
JAPAN — 15.2%
Consumer Discretionary — 11.0%
ABC-Mart	6,024	326,822
Asics	13,923	372,203
Descente	5,665	155,903
Goldwin .	3,456	290,154
Shimano .	2,786	436,898
Yonex	6,844	64,906
		1,646,886
Consumer Staples — 3.5%
Ariake Japan	2,407	85,795
Yakult Honsha .	6,746	436,970
		522,765
Health Care — 0.7%
Tsumura .	5,660	111,851
TOTAL JAPAN		2,281,502
NETHERLANDS — 1.2%
Consumer Discretionary — 1.2%
Basic-Fit *	4,851	184,628
SOUTH KOREA — 1.6%
Consumer Discretionary — 1.6%
Fila Holdings	4,499	123,216
Youngone .	3,280	111,084
TOTAL SOUTH KOREA		234,300

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 3.1%
Consumer Discretionary — 3.1%
On Holding, Cl A *	16,631	$456,521
TAIWAN — 7.5%
Consumer Discretionary — 7.1%
Feng TAY Enterprise .	65,281	405,782
Fulgent Sun International Holding	14,365	58,905
Giant Manufacturing .	29,546	198,079
Johnson Health Tech	22,400	44,760
Merida Industry	21,960	139,003
Pou Chen	217,286	223,809
		1,070,338
Consumer Staples — 0.4%
Grape King Bio	9,600	54,831
TOTAL TAIWAN		1,125,169
UNITED KINGDOM — 4.9%
Consumer Discretionary — 4.9%
Frasers Group *	34,596	288,357
JD Sports Fashion	239,309	450,833
TOTAL UNITED KINGDOM		739,190
UNITED STATES — 43.5%
Consumer Discretionary — 23.3%
Columbia Sportswear .	4,584	338,437
Dick's Sporting Goods	3,608	460,056
Foot Locker .	6,902	174,759
Hibbett .	940	33,859
Lululemon Athletica *	1,370	454,744
NIKE, Cl B	3,943	415,040
Peloton Interactive, Cl A *	24,131	175,674
Planet Fitness, Cl A *	6,273	401,096
Shoe Carnival .	2,093	40,960
Skechers USA, Cl A *	9,944	510,823
Under Armour, Cl A *	13,912	100,305
VF .	22,773	392,151
		3,497,904

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 15.0%
BellRing Brands *	9,862	$361,146
Calavo Growers .	1,678	54,250
Cal-Maine Foods	3,258	154,918
Celsius Holdings *	5,670	711,755
Hain Celestial Group *	6,712	81,954
Herbalife *	7,218	85,461
Medifast .	805	63,353
Nu Skin Enterprises, Cl A	3,638	121,255
Simply Good Foods *	7,336	265,490
Sprouts Farmers Market *	7,613	263,105
USANA Health Sciences *	1,425	86,455
		2,249,142
Health Care — 4.7%
Dexcom *	4,289	502,928
Prestige Consumer Healthcare *	3,666	209,805
		712,733
Industrials — 0.5%
Healthcare Services Group .	5,473	73,940
TOTAL UNITED STATES		6,533,719
TOTAL COMMON STOCK
(Cost $21,096,584)		14,977,225
TOTAL INVESTMENTS — 99.8%
(Cost $21,096,584)		$14,977,225

Percentages are based on Net Assets of $15,012,380.

* Non-income producing security.

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.4%
CANADA — 1.8%
Industrials — 1.8%
ATS *	891,560	$38,993,042
CHINA — 1.0%
Health Care — 1.0%
Shanghai MicroPort MedBot Group * (A)	9,300,300	21,646,149
FINLAND — 1.3%
Industrials — 1.3%
Cargotec, Cl B	536,894	28,527,502
ISRAEL — 0.6%
Consumer Discretionary — 0.6%
Maytronics	1,072,708	12,789,378
JAPAN — 32.1%
Health Care — 0.1%
CYBERDYNE * (A)	1,295,619	2,744,896

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 19.3%
Daifuku .	3,694,675	$74,811,120
FANUC	4,449,045	152,786,157
Hirata	101,182	5,069,420
Shibaura Machine .	256,385	7,973,323
SMC .	168,747	90,681,206
Yaskawa Electric	2,144,627	90,565,074
		421,886,300
Information Technology — 12.7%
ExaWizards * (A)	774,777	2,695,069
Keyence	357,464	173,467,840
Omron	1,601,695	96,584,335
PKSHA Technology *	286,017	5,551,860
		278,299,104
TOTAL JAPAN		702,930,300
NORWAY — 3.2%
Industrials — 3.2%
AutoStore Holdings * (A)	33,314,318	69,929,588
SOUTH KOREA — 0.8%
Industrials — 0.8%
Hyulim ROBOT *	1,547,392	2,372,532
Rainbow Robotics *	185,424	14,515,392
TOTAL SOUTH KOREA		16,887,924
SWITZERLAND — 9.8%
Health Care — 2.1%
Tecan Group .	123,308	47,048,986
Industrials — 7.7%
ABB	4,604,790	167,538,495
TOTAL SWITZERLAND		214,587,481
UNITED KINGDOM — 1.6%
Information Technology — 1.6%
Renishaw	707,553	35,481,130

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 47.2%
Consumer Discretionary — 0.4%
iRobot *	266,578	$9,450,190
Energy — 0.4%
Helix Energy Solutions Group *	1,477,388	9,277,997
Financials — 1.0%
Upstart Holdings * (A)	792,419	21,585,494
Health Care — 11.6%
Intuitive Surgical *	672,553	207,038,715
Omnicell *	434,356	31,890,418
PROCEPT BioRobotics *	434,936	14,548,609
		253,477,742
Industrials — 3.8%
AeroVironment *	245,425	22,925,149
Berkshire Grey * (A)	2,264,374	3,147,480
John Bean Technologies	310,487	33,101,019
Symbotic, Cl A * (A)	585,839	19,320,970
TuSimple Holdings, Cl A * (A)	1,903,544	3,845,159
		82,339,777
Information Technology — 30.0%
Appian, Cl A *	399,762	17,121,806
C3.ai, Cl A * (A)	1,039,558	41,592,716
Cerence *	391,747	11,172,624
Cognex	1,680,049	92,335,493
Dynatrace *	2,053,324	104,698,991
FARO Technologies *	172,320	2,600,309
NVIDIA .	659,752	249,610,572
Pegasystems	802,583	38,812,914
PROS Holdings *	446,882	13,549,462
SoundHound AI, Cl A * (A)	1,468,783	4,479,788
UiPath, Cl A *	4,579,660	81,930,117
		657,904,792
TOTAL UNITED STATES		1,034,035,992
TOTAL COMMON STOCK
(Cost $2,067,347,029)		2,175,808,486

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 1.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
5.020%
(Cost $23,167,621)	23,167,621	$23,167,621
	Face Amount
REPURCHASE AGREEMENT(B) — 2.6%
BNP Paribas
4.990%, dated 05/31/2023, to be
repurchased on 06/01/2023, repurchase price
$57,975,343 (collateralized by various U.S.
Treasury Obligations, ranging in par value
$997,497 - $6,913,050, 4.125% - 5.410%,
7/31/2024 - 9/30/2027, with a total market
value of $59,130,011)
(Cost $57,967,308)	$57,967,308	57,967,308
TOTAL INVESTMENTS — 103.1%
(Cost $2,148,481,958)		$2,256,943,415

Percentages are based on Net Assets of $2,188,702,013.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of
May 31, 2023.

The open futures contracts held by the Fund at May 31, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Technology E-Mini	60	Jun-2023	$8,966,281	$9,942,600 $	976,319

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,175,808,486	$—	$—	$2,175,808,486
Short-Term Investment	23,167,621	—	—	23,167,621
Repurchase Agreement	—	57,967,308	—	57,967,308
Total Investments in Securities	$2,198,976,107	$57,967,308	$—	$2,256,943,415

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$976,319	$–	$–	$976,319
Total Other Financial Instruments	$976,319	$–	$–	$976,319

* Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 0.9%
Financials — 0.5%
HUB24	100,301	$1,622,741
Zip * (A)	940,197	328,562
		1,951,303
Information Technology — 0.4%
IRESS .	230,754	1,527,668
TOTAL AUSTRALIA		3,478,971
BRAZIL — 1.8%
Financials — 1.8%
Pagseguro Digital, Cl A *	250,547	2,492,943
StoneCo, Cl A *	352,469	4,416,436
TOTAL BRAZIL		6,909,379
CANADA — 0.8%
Financials — 0.7%
Nuvei *	81,910	2,566,429
Information Technology — 0.1%
Hut 8 Mining * (A)	239,236	515,678
TOTAL CANADA		3,082,107
CHINA — 1.6%
Financials — 1.4%
Lufax Holding ADR	2,874,859	3,679,819

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Yeahka * (A)	560,514	$1,432,029
		5,111,848
Information Technology — 0.2%
Linklogis, Cl B *	2,520,900	940,316
TOTAL CHINA		6,052,164
DENMARK — 1.4%
Information Technology — 1.4%
SimCorp	50,901	5,261,198
GERMANY — 0.4%
Financials — 0.4%
Hypoport * (A)	8,550	1,351,775
ISRAEL — 0.5%
Information Technology — 0.5%
Sapiens International	68,972	1,713,265
ITALY — 3.4%
Financials — 3.4%
Nexi *	1,655,050	12,929,858
JAPAN — 0.2%
Financials — 0.2%
WealthNavi * (A)	64,155	571,226
NETHERLANDS — 6.9%
Financials — 6.9%
Adyen *	15,881	25,849,798
NEW ZEALAND — 3.6%
Information Technology — 3.6%
Xero *	189,510	13,484,394

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 2.0%
Financials — 2.0%
Kakaopay * (A)	168,636	$7,636,107
SWITZERLAND — 2.4%
Financials — 0.3%
Leonteq .	23,709	1,170,991
Information Technology — 2.1%
Temenos	94,289	7,915,263
TOTAL SWITZERLAND		9,086,254
UNITED KINGDOM — 2.5%
Financials — 2.5%
Wise, Cl A *	1,288,525	9,268,999
UNITED STATES — 70.7%
Financials — 44.3%
Affirm Holdings, Cl A * (A)	293,858	4,366,730
Avantax *	60,209	1,274,022
Bakkt Holdings * (A)	91,804	130,362
Block, Cl A *	291,871	17,626,090
Coinbase Global, Cl A * (A)	225,725	14,040,095
Fidelity National Information Services	356,467	19,452,404
Fiserv *	194,492	21,820,057
Flywire *	131,121	3,938,875
Galaxy Digital Holdings * (A)	127,057	507,555
Global Payments	154,461	15,089,295
I3 Verticals, Cl A *	28,770	657,394
Jack Henry & Associates	92,131	14,085,909
Lemonade * (A)	86,474	1,523,672
LendingClub *	133,149	1,091,822
LendingTree *	15,778	288,580
Open Lending, Cl A *	157,704	1,599,119
Paymentus Holdings, Cl A *	23,536	221,238
Payoneer Global *	439,804	1,825,187
PayPal Holdings *	307,331	19,051,449
Paysafe *	76,660	740,536
Shift4 Payments, Cl A *	66,635	4,179,347

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SoFi Technologies * (A)	1,167,514	$8,102,547
Toast, Cl A *	444,053	9,311,791
Upstart Holdings * (A)	101,906	2,775,919
Virtu Financial, Cl A	125,126	2,200,966
		165,900,961
Health Care — 1.6%
HealthEquity *	106,494	5,835,871
Industrials — 4.2%
SS&C Technologies Holdings	288,615	15,862,280
Information Technology — 20.6%
ACI Worldwide *	141,242	3,221,730
BILL Holdings *	133,940	13,873,505
Black Knight *	196,991	11,382,140
Blend Labs, Cl A * (A)	270,428	267,426
Envestnet *	69,477	3,635,732
Guidewire Software *	103,036	8,549,927
Intuit .	56,942	23,865,531
Marathon Digital Holdings * (A)	145,502	1,424,465
MeridianLink *	101,428	1,977,846
Mitek Systems *	55,262	575,830
nCino *	139,564	3,836,614
Pagaya Technologies, Cl A * (A)	628,322	678,588
Riot Platforms * (A)	208,982	2,507,784
Vertex, Cl A *	60,862	1,337,747
		77,134,865
TOTAL UNITED STATES		264,733,977
URUGUAY — 0.6%
Financials — 0.6%
Dlocal, Cl A * (A)	203,359	2,367,099
TOTAL COMMON STOCK
(Cost $609,569,418)		373,776,571

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X FinTech ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 2.8%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
5.020%
(Cost $10,636,974)	10,636,974	$10,636,974
	Face Amount
REPURCHASE AGREEMENT(B) — 5.9%
BNP Paribas
4.990%, dated 05/31/2023, to be
repurchased on 06/01/2023, repurchase price
$21,940,472 (collateralized by various U.S.
Treasury Obligations, ranging in par value
$377,498 - $2,616,208, 4.125% - 5.410%,
7/31/2024 - 9/30/2027, with a total market
value of $22,377,446)
(Cost $21,937,431)	$21,937,431	21,937,431
TOTAL INVESTMENTS — 108.4%
(Cost $642,143,823)		$406,350,976

Percentages are based on Net Assets of $374,707,917.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of
May 31, 2023.

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$373,776,571	$—	$—	$373,776,571
Short-Term Investment	10,636,974	—	—	10,636,974
Repurchase Agreement	—	21,937,431	—	21,937,431
Total Investments in Securities	$384,413,545	$21,937,431	$—	$406,350,976

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRIA — 2.1%
Information Technology — 2.1%
ams-OSRAM *	533,381	$3,898,761
Kontron	128,361	2,619,221
TOTAL AUSTRIA		6,517,982
CANADA — 0.4%
Information Technology — 0.4%
BlackBerry *	235,963	1,262,402
CHINA — 2.0%
Information Technology — 2.0%
NXP Semiconductors .	34,826	6,237,337
FRANCE — 1.0%
Industrials — 1.0%
Legrand	32,647	3,078,842
JAPAN — 1.6%
Information Technology — 1.6%
Nippon Ceramic	53,132	963,651

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Renesas Electronics *	240,559	$3,942,884
TOTAL JAPAN		4,906,535
NORWAY — 1.2%
Information Technology — 1.2%
Nordic Semiconductor *	374,635	3,910,100
SINGAPORE — 5.6%
Information Technology — 5.6%
STMicroelectronics	402,197	17,406,383
SWITZERLAND — 3.8%
Industrials — 2.2%
ABB	188,186	6,846,870
Information Technology — 1.6%
Landis+Gyr Group	56,443	4,970,368
TOTAL SWITZERLAND		11,817,238
TAIWAN — 11.2%
Information Technology — 11.2%
Advantech .	1,517,921	20,105,568
eMemory Technology	146,882	8,795,472
MediaTek .	196,480	4,853,253
Sercomm	334,600	1,039,925
TOTAL TAIWAN		34,794,218
UNITED KINGDOM — 0.3%
Information Technology — 0.3%
Spirent Communications .	365,083	812,211
UNITED STATES — 70.6%
Communication Services — 0.6%
Globalstar *	783,765	893,492
Iridium Communications .	15,316	919,573
		1,813,065

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 9.4%
ADT	1,677,168	$9,543,086
Garmin	192,261	19,831,722
		29,374,808
Health Care — 6.2%
Butterfly Network * (A)	406,813	992,624
Dexcom *	155,654	18,251,988
		19,244,612
Industrials — 13.4%
Emerson Electric	75,054	5,830,195
Honeywell International	32,366	6,201,325
Johnson Controls International	98,773	5,896,748
Resideo Technologies *	49,791	798,150
Rockwell Automation	14,048	3,913,773
Schneider Electric .	38,731	6,661,897
Sensata Technologies Holding .	297,441	12,349,750
		41,651,838
Information Technology — 41.0%
Alarm.com Holdings *	97,470	4,894,943
Ambarella *	75,470	5,457,990
Analog Devices	34,075	6,054,787
Arlo Technologies *	253,126	2,447,728
Badger Meter	57,215	7,888,232
Belden	83,615	7,315,476
Cisco Systems	129,624	6,438,424
Digi International *	69,432	2,496,080
GLOBALFOUNDRIES * (A)	66,805	3,896,736
Impinj *	50,930	5,212,176
InterDigital	57,939	4,811,255
International Business Machines .	48,806	6,275,964
Itron *	88,241	5,976,563
Lattice Semiconductor *	16,785	1,364,788
NETGEAR *	56,479	792,400
PTC *	14,448	1,941,811
QUALCOMM .	50,839	5,765,651
Rambus *	210,661	13,473,878
Samsara, Cl A *	246,147	4,738,330
Semtech *	29,596	643,417

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Silicon Laboratories *	62,313	$8,765,570
Skyworks Solutions	168,833	17,475,904
SmartRent, Cl A * (A)	383,260	1,379,736
Synaptics *	7,928	682,125
Vuzix * (A)	237,338	1,191,437
		127,381,401
TOTAL UNITED STATES		219,465,724
TOTAL COMMON STOCK
(Cost $287,420,856)		310,208,972
SHORT-TERM INVESTMENT(B)(C) — 0.6%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
5.020%
(Cost $1,860,865)	1,860,865	1,860,865
	Face Amount
REPURCHASE AGREEMENT(B) — 1.2%
BNP Paribas
4.990%, dated 05/31/2023, to be repurchased
on 06/01/2023, repurchase price $3,764,106
(collateralized by various U.S. Treasury
Obligations, ranging in par value $64,763
- $448,837, 4.125% - 5.410%, 7/31/2024
- 9/30/2027, with a total market value of
$3,839,070)
(Cost $3,763,584)	$3,763,584	3,763,584
TOTAL INVESTMENTS — 101.6%
(Cost $293,045,305)		$315,833,421

Percentages are based on Net Assets of $310,840,961.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2023.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Internet of Things ETF

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$310,208,972	$—	$—	$310,208,972
Short-Term Investment	1,860,865	—	—	1,860,865
Repurchase Agreement	—	3,763,584	—	3,763,584
Total Investments in Securities	$312,069,837	$3,763,584	$—	$315,833,421

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.8%
Consumer Discretionary — 0.7%
TopBuild *	142,489	$28,734,332
Industrials — 73.0%
Acuity Brands	142,489	21,471,667
Advanced Drainage Systems	370,406	35,844,189
AECOM	619,902	48,383,351
Arcosa	228,563	15,007,446
Argan	329,347	13,322,086
Astec Industries .	312,382	11,514,400
Atkore *	178,206	20,809,115
Builders FirstSource *	662,421	76,807,715
Carlisle	231,354	49,148,844
Columbus McKinnon .	350,761	12,795,761
Construction Partners, Cl A *	467,703	12,941,342
Crane .	252,930	18,377,894
Crane NXT	253,219	13,326,916
CSW Industrials	98,549	13,966,364
CSX	3,873,991	118,815,304
Custom Truck One Source * (A)	1,796,122	11,567,026
Deere .	303,452	104,988,323
DXP Enterprises *	423,377	13,535,363
Dycom Industries *	130,806	13,267,653

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Eaton	781,186	$137,410,617
EMCOR Group	212,995	35,110,096
Emerson Electric	1,395,045	108,367,096
Exponent	224,944	20,541,886
Fastenal	2,534,538	136,484,871
Fortive .	1,582,196	103,016,781
Gibraltar Industries *	244,989	12,812,925
Gorman-Rupp	450,351	10,776,899
Graco .	759,656	58,106,087
Granite Construction .	314,930	11,397,317
Greenbrier .	434,223	11,797,839
H&E Equipment Services	248,932	8,951,595
Herc Holdings	130,300	13,215,026
Howmet Aerospace .	1,849,965	79,086,004
Hubbell, Cl B	240,010	67,793,225
IDEX .	337,267	67,170,096
Insteel Industries	437,634	13,098,386
Jacobs Solutions	566,333	62,070,097
Lincoln Electric Holdings	258,350	43,831,661
MasTec *	349,904	35,466,269
MDU Resources Group .	909,335	26,534,395
MRC Global *	1,020,498	8,868,128
Mueller Industries .	252,357	18,740,031
Mueller Water Products, Cl A	1,016,809	13,930,283
MYR Group *	131,755	16,798,762
Norfolk Southern .	484,176	100,795,760
Northwest Pipe *	345,118	9,166,334
NOW *	951,134	8,455,581
Parker-Hannifin	398,266	127,620,357
Pentair	735,536	40,800,182
Powell Industries .	318,301	18,302,307
Primoris Services .	481,001	12,890,827
Quanta Services .	639,220	113,512,688
RBC Bearings *	129,820	25,742,008
Regal Rexnord	299,289	38,874,648
Rockwell Automation	450,601	125,537,439
SPX Technologies *	200,483	15,308,882
Sterling Infrastructure *	375,900	17,317,713
Terex	299,629	13,893,797

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Tetra Tech	236,858	$32,560,869
Titan Machinery *	301,135	7,603,659
Trane Technologies .	726,105	118,522,119
Trinity Industries	449,480	9,506,502
Tutor Perini *	1,415,183	7,641,988
Union Pacific	590,773	113,735,618
United Rentals .	316,880	105,771,375
Valmont Industries .	95,114	24,945,549
Wabash National	482,134	11,306,042
WESCO International	226,817	31,160,119
Woodward .	267,161	28,161,441
Zurn Elkay Water Solutions	814,888	18,343,129
		2,924,744,064
Information Technology — 2.1%
Badger Meter	130,342	17,970,251
Calix *	289,914	13,512,892
Trimble *	1,102,769	51,466,229
		82,949,372
Materials — 21.2%
Alcoa .	791,242	25,098,196
Arconic *	544,637	15,745,456
ATI *	576,616	19,939,381
Carpenter Technology	278,275	12,692,123
Century Aluminum *	1,155,487	9,059,018
Cleveland-Cliffs *	2,304,264	31,983,184
Commercial Metals	523,431	22,376,675
Eagle Materials	164,667	26,829,194
Haynes International	232,549	10,097,278
Louisiana-Pacific	327,463	19,163,135
Martin Marietta Materials	277,683	110,528,941
Materion	137,768	13,823,641
Minerals Technologies	185,255	10,302,031
Nucor	807,030	106,576,382
Reliance Steel & Aluminum	262,494	61,602,092
RPM International	575,745	45,938,694
Ryerson Holding	366,340	12,451,897
Steel Dynamics	784,901	72,132,402
Summit Materials, Cl A *	528,483	16,715,917
TimkenSteel *	626,411	10,667,779

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
United States Steel .	1,047,424	$21,912,110
Vulcan Materials	594,120	116,150,460
Westlake	570,363	59,289,234
		851,075,220
Utilities — 2.8%
Sempra Energy	782,048	112,247,349
TOTAL COMMON STOCK
(Cost $4,003,933,210)		3,999,750,337
SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
5.020%
(Cost $231,203)	231,203	231,203
	Face Amount
REPURCHASE AGREEMENT(B) — 0.0%
BNP Paribas
4.990%, dated 05/31/2023, to be repurchased
on 06/01/2023, repurchase price $467,672
(collateralized by various U.S. Treasury
Obligations, ranging in par value $8,047
- $55,766, 4.125% - 5.410%, 7/31/2024
- 9/30/2027, with a total market value of
$476,989)
(Cost $467,607)	$467,607	467,607
TOTAL INVESTMENTS — 99.8%
(Cost $4,004,632,020)		$4,000,449,147

Percentages are based on Net Assets of $4,006,834,949.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of
May 31, 2023.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X U.S. Infrastructure Development ETF

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,999,750,337	$—	$—	$3,999,750,337
Short-Term Investment	231,203	—	—	231,203
Repurchase Agreement	—	467,607	—	467,607
Total Investments in Securities	$3,999,981,540	$467,607	$—	$4,000,449,147

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.6%
AUSTRALIA — 2.9%
Materials — 2.9%
Allkem *	899,822	$8,647,431
IGO	785,933	7,252,857
Pilbara Minerals	2,839,228	8,102,946
TOTAL AUSTRALIA		24,003,234
CANADA — 3.8%
Industrials — 0.7%
Ballard Power Systems * (A)	1,263,556	5,281,664
Information Technology — 1.3%
BlackBerry *	1,998,298	10,690,894
Materials — 1.8%
Lithium Americas * (A)	363,428	7,331,123
Standard Lithium * (A)	1,879,267	7,704,995
		15,036,118
TOTAL CANADA		31,008,676

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 1.7%
Materials — 1.7%
Lundin Mining	1,075,725	$7,510,211
Sociedad Quimica y Minera de Chile ADR (A)	103,071	6,614,066
TOTAL CHILE		14,124,277
CHINA — 7.7%
Communication Services — 1.3%
Baidu ADR *	88,327	10,850,972
Consumer Discretionary — 2.8%
Geely Automobile Holdings	5,361,000	6,238,777
Nexteer Automotive Group	9,868,200	4,412,059
NIO ADR * (A)	803,704	6,051,891
XPeng ADR, Cl A * (A)	802,876	6,326,663
		23,029,390
Information Technology — 2.8%
indie Semiconductor, Cl A * (A)	1,058,528	10,056,016
NXP Semiconductors .	74,195	13,288,325
		23,344,341
Materials — 0.8%
Ganfeng Lithium Group, Cl H	969,733	6,138,060
TOTAL CHINA		63,362,763
FRANCE — 1.8%
Consumer Discretionary — 1.8%
Faurecia *	398,901	8,220,422
Renault	202,601	6,757,327
TOTAL FRANCE		14,977,749
GERMANY — 2.6%
Consumer Discretionary — 0.9%
Continental	115,082	7,641,052
Information Technology — 1.7%
Infineon Technologies	373,790	13,839,794
TOTAL GERMANY		21,480,846

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.6%
Information Technology — 0.6%
Innoviz Technologies * (A)	1,534,986	$4,512,859
JAPAN — 11.1%
Consumer Discretionary — 8.4%
Denso	189,952	11,707,237
Honda Motor .	475,340	13,625,858
Nissan Motor	2,478,598	9,276,448
Panasonic Holdings	1,097,801	11,475,778
Toyota Motor	1,637,731	22,371,324
		68,456,645
Industrials — 2.7%
GS Yuasa	447,622	7,737,230
Hitachi .	254,768	14,671,749
		22,408,979
TOTAL JAPAN		90,865,624
LUXEMBOURG — 0.8%
Materials — 0.8%
APERAM (A)	204,034	6,660,470
NETHERLANDS — 0.9%
Information Technology — 0.9%
TomTom *	1,023,869	7,793,630
SINGAPORE — 1.4%
Information Technology — 1.4%
STMicroelectronics	260,579	11,277,404
SOUTH KOREA — 4.0%
Consumer Discretionary — 2.7%
Hyundai Motor	71,009	10,700,169
Kia Motors .	173,782	11,247,221
		21,947,390

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.3%
LG Energy Solution *	23,271	$10,502,414
TOTAL SOUTH KOREA		32,449,804
TAIWAN — 0.9%
Industrials — 0.9%
Advanced Energy Solution Holding	309,400	7,149,101
UNITED KINGDOM — 0.8%
Materials — 0.8%
Johnson Matthey	297,249	6,373,516
UNITED STATES — 57.6%
Communication Services — 3.8%
Alphabet, Cl A *	256,500	31,516,155
Consumer Discretionary — 16.1%
American Axle & Manufacturing Holdings *	831,587	5,613,212
Aptiv *	104,877	9,237,566
Ford Motor .	1,023,832	12,285,984
General Motors	363,132	11,769,108
Gentherm *	105,897	5,820,099
Lear .	60,417	7,410,749
Lucid Group * (A)	938,172	7,280,215
Luminar Technologies, Cl A * (A)	1,295,595	8,823,002
QuantumScape, Cl A * (A)	990,248	6,426,710
Stellantis .	723,166	10,933,838
Tesla *	189,615	38,668,187
Visteon *	55,044	7,352,778
		131,621,448
Industrials — 8.8%
Bloom Energy, Cl A *	329,430	4,519,780
EnerSys	95,360	9,275,667
Honeywell International	108,284	20,747,214
Hyster-Yale Materials Handling	240,025	11,223,569
ITT .	93,702	7,136,344
Microvast Holdings * (A)	4,121,070	5,110,127
Nikola * (A)	2,953,444	1,842,949
Plug Power * (A)	497,631	4,140,290

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Westinghouse Air Brake Technologies	92,328	$8,552,343
		72,548,283
Information Technology — 24.2%
Ambarella *	90,342	6,533,533
Apple .	175,200	31,054,200
CEVA *	247,362	6,188,997
Coherent *	194,255	7,179,665
Intel .	740,888	23,293,519
Microsoft	65,351	21,460,615
MicroVision * (A)	2,897,412	13,588,862
NVIDIA .	141,890	53,682,663
ON Semiconductor *	165,237	13,813,813
QUALCOMM .	192,348	21,814,187
		198,610,054
Materials — 4.7%
Albemarle	44,357	8,584,410
ATI *	231,176	7,994,066
Cabot .	107,004	7,327,634
Livent *	329,536	7,595,805
Piedmont Lithium *	121,625	6,661,401
		38,163,316
TOTAL UNITED STATES		472,459,256
TOTAL COMMON STOCK
(Cost $1,016,806,420)		808,499,209
PREFERRED STOCK — 1.2%
GERMANY— 1.2%
Consumer Discretionary — 1.2%
Volkswagen (B)
(Cost $16,133,551)	73,569	9,143,576
SHORT-TERM INVESTMENT(C)(D) — 3.0%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
5.020%
(Cost $24,920,944)	24,920,944	24,920,944

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 6.1%
BNP Paribas
4.990%, dated 05/31/2023, to be
repurchased on 06/01/2023, repurchase price
$50,409,372 (collateralized by various U.S.
Treasury Obligations, ranging in par value
$867,321 - $6,010,875, 4.125% - 5.410%,
7/31/2024 - 9/30/2027, with a total market
value of $51,413,351)
(Cost $50,402,386)	$50,402,386	$50,402,386
TOTAL INVESTMENTS — 108.9%
(Cost $1,108,263,301)		$892,966,115

Percentages are based on Net Assets of $820,261,547.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2023.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of
May 31, 2023.

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$808,499,209	$—	$—	$808,499,209
Preferred Stock	9,143,576	—	—	9,143,576
Short-Term Investment	24,920,944	—	—	24,920,944
Repurchase Agreement	—	50,402,386	—	50,402,386
Total Investments in Securities	$842,563,729	$50,402,386	$—	$892,966,115

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 99.6%
BRAZIL — 0.3%
Financials — 0.3%
StoneCo, Cl A *	61,845	$774,918
CANADA — 2.8%
Industrials — 1.4%
Thomson Reuters .	27,058	3,441,236
Information Technology — 1.4%
Shopify, Cl A *	56,655	3,240,100
TOTAL CANADA		6,681,336
CHINA — 7.4%
Communication Services — 2.9%
Baidu ADR *	15,939	1,958,106
Kanzhun ADR *	24,903	345,405
Tencent Holdings .	118,043	4,683,570
		6,987,081
Consumer Discretionary — 3.4%
Alibaba Group Holding ADR *	52,585	4,183,137

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Meituan, Cl B *	288,015	$4,054,450
		8,237,587
Information Technology — 1.1%
NXP Semiconductors .	14,757	2,642,979
TOTAL CHINA		17,867,647
FINLAND — 0.2%
Information Technology — 0.2%
TietoEVRY	20,460	560,141
GERMANY — 3.9%
Industrials — 2.7%
Siemens	39,965	6,533,297
Information Technology — 1.2%
Infineon Technologies	74,132	2,744,781
TOTAL GERMANY		9,278,078
ISRAEL — 0.2%
Information Technology — 0.2%
Wix.com *	7,222	550,461
ITALY — 0.3%
Health Care — 0.3%
Amplifon	22,250	765,704
JAPAN — 2.4%
Industrials — 1.4%
FANUC	57,580	1,977,374
Fujikura	84,711	679,071
Toshiba	24,896	801,683
		3,458,128
Information Technology — 1.0%
Fujitsu	11,847	1,502,550

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NEC	18,588	$871,427
		2,373,977
TOTAL JAPAN		5,832,105
NETHERLANDS — 0.7%
Industrials — 0.7%
Wolters Kluwer	14,702	1,673,959
NEW ZEALAND — 0.4%
Information Technology — 0.4%
Xero *	12,078	859,398
SINGAPORE — 0.9%
Information Technology — 0.9%
STMicroelectronics	51,775	2,239,351
SOUTH KOREA — 4.2%
Information Technology — 4.2%
Samsung Electronics .	125,168	6,733,468
SK Hynix	41,460	3,392,395
TOTAL SOUTH KOREA		10,125,863
SWEDEN — 0.4%
Information Technology — 0.4%
Telefonaktiebolaget LM Ericsson ADR .	173,998	897,830
SWITZERLAND — 0.3%
Information Technology — 0.3%
Temenos	9,197	772,059
TAIWAN — 1.8%
Industrials — 0.3%
Bizlink Holding	84,213	757,787
Information Technology — 1.5%
Acer	760,000	763,030
Advantech .	67,300	891,420
Alchip Technologies	17,690	952,793

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Global Unichip .	20,200	$982,800
		3,590,043
TOTAL TAIWAN		4,347,830
UNITED STATES — 73.4%
Communication Services — 11.9%
Alphabet, Cl A *	62,877	7,725,697
Meta Platforms, Cl A *	43,648	11,554,498
Netflix *	17,561	6,940,634
Snap, Cl A *	76,884	784,217
Trade Desk, Cl A *	25,133	1,761,321
		28,766,367
Consumer Discretionary — 7.4%
Amazon.com *	64,104	7,729,660
eBay	30,677	1,305,000
Tesla *	43,566	8,884,414
		17,919,074
Industrials — 4.1%
Booz Allen Hamilton Holding, Cl A	7,443	748,617
Experian	52,053	1,827,055
Genpact	12,969	477,000
Hubbell, Cl B	2,922	825,348
Rockwell Automation	6,497	1,810,064
Uber Technologies *	112,902	4,282,373
		9,970,457
Information Technology — 50.0%
Accenture, Cl A	22,343	6,835,171
Adobe *	17,323	7,237,376
Ambarella *	7,188	519,836
Apple .	44,430	7,875,217
Cadence Design Systems *	15,609	3,604,274
CCC Intelligent Solutions Holdings *	71,206	778,994
Cisco Systems	131,746	6,543,824
Cognex	11,853	651,441
CyberArk Software *	4,608	712,996
Datadog, Cl A *	16,582	1,573,798
DXC Technology *	21,359	534,616

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Envestnet *	9,344	$488,971
Freshworks, Cl A *	40,945	645,293
Hewlett Packard Enterprise	72,453	1,044,772
Informatica, Cl A *	36,744	648,899
Intel .	207,177	6,513,645
International Business Machines .	44,297	5,696,151
IonQ * (A)	138,988	1,499,680
Microsoft	25,877	8,497,748
NVIDIA .	32,570	12,322,534
Okta, Cl A *	9,101	827,281
Oracle .	70,414	7,459,659
Pegasystems	15,911	769,456
Procore Technologies *	11,244	679,925
QUALCOMM .	47,972	5,440,505
Salesforce *	40,069	8,950,613
Seagate Technology Holdings	11,838	711,464
ServiceNow *	11,359	6,188,156
Smartsheet, Cl A *	14,597	723,719
Splunk *	9,256	919,028
Super Micro Computer *	8,418	1,885,211
Synopsys *	8,512	3,872,620
Teradata *	18,470	865,504
Twilio, Cl A *	11,108	773,339
UiPath, Cl A *	42,679	763,527
Verint Systems *	16,744	600,775
Viasat *	17,376	775,143
Workday, Cl A *	11,307	2,396,971
Zebra Technologies, Cl A *	2,859	750,688
Zscaler *	8,232	1,115,271
		120,694,091
TOTAL UNITED STATES		177,349,989
TOTAL COMMON STOCK
(Cost $250,742,507)		240,576,669

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Number of Rights
		Value
RIGHTS — 0.0%
Taiwan — 0.0%
Acer *, Expires 6/19/23	205	$—
TOTAL RIGHTS (Cost $–) .		—
	Shares
SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
5.020%
(Cost $323,078)	323,078	323,078
	Face Amount
REPURCHASE AGREEMENT(B) — 0.3%
BNP Paribas
4.990%, dated 05/31/2023, to be repurchased
on 06/01/2023, repurchase price $653,513
(collateralized by various U.S. Treasury
Obligations, ranging in par value $11,244
- $77,926, 4.125% - 5.410%, 7/31/2024
- 9/30/2027, with a total market value of
$666,530)
(Cost $653,422)	$653,422	653,422
TOTAL INVESTMENTS — 100.0%
(Cost $251,719,007)		$241,553,169

Percentages are based on Net Assets of $241,633,322.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of
May 31, 2023.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Artificial Intelligence & Technology ETF

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$240,576,669	$—	$—	$240,576,669
Rights	—	—	—	—
Short-Term Investment	323,078	—	—	323,078
Repurchase Agreement	—	653,422	—	653,422
Total Investments in Securities	$240,899,747	$653,422	$—	$241,553,169

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 3.4%
Health Care — 3.4%
Genscript Biotech *	3,026,718	$6,696,612
GERMANY — 3.7%
Health Care — 3.7%
BioNTech ADR *	68,116	7,157,629
JAPAN — 1.1%
Health Care — 1.1%
Takara Bio	191,556	2,230,696
NETHERLANDS — 1.8%
Health Care — 1.8%
uniQure *	176,211	3,399,110
SWITZERLAND — 5.1%
Health Care — 5.1%
CRISPR Therapeutics *	154,014	9,863,057
UNITED STATES — 84.8%
Health Care — 84.8%
10X Genomics, Cl A *	146,722	7,697,036
2seventy bio *	189,709	2,259,434
Agilent Technologies	56,597	6,546,575
Allogene Therapeutics *	315,573	1,656,758
Alnylam Pharmaceuticals *	37,913	7,014,284
Arrowhead Pharmaceuticals *	210,811	7,254,006

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Beam Therapeutics *	245,168	$7,820,859
BioMarin Pharmaceutical *	80,519	7,000,322
Bionano Genomics * (A)	1,230,281	851,231
Bio-Techne	95,526	7,813,072
Bluebird Bio *	428,923	1,436,892
CareDx *	214,841	1,714,431
Caribou Biosciences *	220,400	971,964
Editas Medicine, Cl A *	285,220	2,618,320
Fulgent Genetics *	82,361	3,275,497
Gilead Sciences	44,857	3,451,298
Illumina *	35,495	6,980,092
Intellia Therapeutics *	206,725	7,702,573
Invitae *	995,829	1,065,537
Moderna *	28,589	3,651,101
Myriad Genetics *	325,378	7,177,839
NanoString Technologies *	191,738	1,129,337
Natera *	150,463	7,088,312
Pacific Biosciences of California *	751,459	9,303,062
Poseida Therapeutics, Cl A *	225,414	511,690
QIAGEN *	170,494	7,699,509
REGENXBIO *	162,953	2,807,680
Rocket Pharmaceuticals *	306,788	6,421,073
Sangamo Therapeutics *	587,496	657,996
Sarepta Therapeutics *	71,084	8,785,982
Scilex Holding *(B)	226,071	672,560
Stoke Therapeutics *	118,651	1,328,891
Ultragenyx Pharmaceutical *	176,969	8,735,190
Veracyte *	296,474	7,672,747
Vertex Pharmaceuticals *	11,629	3,762,796
Verve Therapeutics *	158,625	2,455,515
TOTAL UNITED STATES		164,991,461
TOTAL COMMON STOCK
(Cost $250,799,803)		194,338,565

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 0.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
5.020%
(Cost $119,121)	119,121	$119,121
	Face Amount
REPURCHASE AGREEMENT(C) — 0.1%
BNP Paribas
4.990%, dated 05/31/2023, to be repurchased
on 06/01/2023, repurchase price $240,953
(collateralized by various U.S. Treasury
Obligations, ranging in par value $4,146
- $28,732, 4.125% - 5.410%, 7/31/2024
- 9/30/2027, with a total market value of
$245,752)
(Cost $240,920)	$240,920	240,920
TOTAL INVESTMENTS — 100.1%
(Cost $251,159,844)		$194,698,606

Percentages are based on Net Assets of $194,510,383.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2023.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security was purchased with cash collateral held from securities on loan.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2023.

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$193,666,005	$—	$672,560	$194,338,565
Short-Term Investment	119,121	—	—	119,121
Repurchase Agreement	—	240,920	—	240,920
Total Investments in Securities	$193,785,126	$240,920	$672,560	$194,698,606

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Genomics & Biotechnology ETF

the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 3.5%
Information Technology — 3.5%
Shopify, Cl A *	338,987	$19,386,667
CHINA — 1.2%
Consumer Discretionary — 0.4%
Alibaba Group Holding ADR *	30,966	2,463,345
Information Technology — 0.8%
Kingsoft Cloud Holdings ADR * (A)	276,019	1,231,045
Vnet Group ADR *	1,200,711	3,085,827
		4,316,872
TOTAL CHINA		6,780,217
ISRAEL — 3.5%
Information Technology — 3.5%
Wix.com *	257,840	19,652,565

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.2%
Real Estate — 0.2%
Digital Core REIT Management Pte ‡	3,343,125	$1,404,112
UNITED STATES — 91.4%
Communication Services — 7.9%
Alphabet, Cl A *	69,686	8,562,319
Netflix *	60,560	23,935,129
PubMatic, Cl A *	366,649	6,434,690
Vimeo *	1,322,320	4,852,914
		43,785,052
Consumer Discretionary — 2.5%
2U *	674,305	2,697,220
Amazon.com *	93,327	11,253,370
		13,950,590
Health Care — 1.1%
HealthStream	258,217	5,944,155
Industrials — 3.5%
Paycom Software .	69,372	19,433,178
Information Technology — 72.7%
Akamai Technologies *	252,133	23,226,492
Box, Cl A *	746,502	21,028,961
DigitalOcean Holdings *	603,957	23,644,917
Dropbox, Cl A *	990,062	22,791,227
Everbridge *	339,075	8,144,582
Fastly, Cl A *	1,056,680	17,202,750
Five9 *	343,782	22,727,428
Freshworks, Cl A *	1,357,897	21,400,457
International Business Machines .	11,773	1,513,890
Microsoft	31,755	10,428,025
Procore Technologies *	342,315	20,699,788
Qualys *	179,424	22,654,074
Salesforce *	100,947	22,549,541
Sinch *	7,099,216	14,738,394
SPS Commerce *	130,381	20,313,360
Twilio, Cl A *	382,262	26,613,080
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Workday, Cl A *	106,743	$22,628,449
Workiva, Cl A *	226,508	21,939,565
Yext *	1,028,180	9,448,974
Zoom Video Communications, Cl A *	312,172	20,956,106
Zscaler *	221,396	29,994,730
		404,644,790
Real Estate — 3.7%
Digital Realty Trust ‡	202,602	20,758,601
TOTAL UNITED STATES		508,516,366
TOTAL COMMON STOCK
(Cost $849,083,592)		555,739,927
SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
5.020%
(Cost $314,363)	314,363	314,363
	Face Amount
REPURCHASE AGREEMENT(B) — 0.1%
BNP Paribas
4.990%, dated 05/31/2023, to be repurchased
on 06/01/2023, repurchase price $635,885
(collateralized by various U.S. Treasury
Obligations, ranging in par value $10,941
- $75,824, 4.125% - 5.410%, 7/31/2024
- 9/30/2027, with a total market value of
$648,551)
(Cost $635,797)	$635,797	635,797
TOTAL INVESTMENTS — 100.0%
(Cost $850,033,752)		$556,690,087

Percentages are based on Net Assets of $556,622,686.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2023.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Cloud Computing ETF

(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of
May 31, 2023.

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$555,739,927	$—	$—	$555,739,927
Short-Term Investment	314,363	—	—	314,363
Repurchase Agreement	—	635,797	—	635,797
Total Investments in Securities	$556,054,290	$635,797	$—	$556,690,087

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Cannabis ETF

	Shares	Value
COMMON STOCK — 98.1%
AUSTRALIA — 4.8%
Health Care — 4.8%
Incannex Healthcare * (A)	22,326,627	$1,517,108
CANADA — 49.7%
Consumer Staples — 4.9%
Flora Growth *	6,575,295	1,543,222
Health Care — 44.8%
Aurora Cannabis * (A)	2,591,545	1,318,837
Canopy Growth * (A)	4,632,298	3,850,877
Cronos Group *	825,738	1,457,935
HEXO *	1,225,296	1,162,828
Organigram Holdings *	3,043,328	1,141,836
SNDL * (A)	1,002,618	1,423,717
Tilray Brands * (A)	2,314,634	3,865,439
		14,221,469
TOTAL CANADA		15,764,691

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Cannabis ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 9.0%
Health Care — 3.0%
Intercure *	490,775	$952,104
Information Technology — 6.0%
BYND Cannasoft Enterprises *	572,807	1,895,991
TOTAL ISRAEL		2,848,095
UNITED STATES — 34.6%
Financials — 5.0%
AFC Gamma ‡	136,659	1,567,479
Health Care — 4.9%
Charlottes Web Holdings *	364,000	74,979
MyMD Pharmaceuticals * (A)	854,816	1,487,380
		1,562,359
Information Technology — 7.7%
WM Technology *	2,405,346	2,453,453
Real Estate — 17.0%
Innovative Industrial Properties, Cl A ‡	81,593	5,393,297
TOTAL UNITED STATES		10,976,588
TOTAL COMMON STOCK
(Cost $77,291,959)		31,106,482
SHORT-TERM INVESTMENT(B)(C) — 4.0%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
5.020%
(Cost $1,282,895)	1,282,895	1,282,895

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Cannabis ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 8.2%
BNP Paribas
4.990%, dated 05/31/2023, to be repurchased
on 06/01/2023, repurchase price $2,595,005
(collateralized by various U.S. Treasury
Obligations, ranging in par value $44,648
- $309,431, 4.125% - 5.410%, 7/31/2024
- 9/30/2027, with a total market value of
$2,646,685)
(Cost $2,594,645)	$2,594,645 $	2,594,645
TOTAL INVESTMENTS — 110.3%
(Cost $81,169,499)		$34,984,022

Percentages are based on Net Assets of $31,720,665.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of
May 31, 2023.

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$31,106,482	$—	$—	$31,106,482
Short-Term Investment	1,282,895	—	—	1,282,895
Repurchase Agreement	—	2,594,645	—	2,594,645
Total Investments in Securities	$32,389,377	$2,594,645	$—	$34,984,022

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Thematic Growth ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Global X Blockchain ETF(A)	248,438	$6,362,497
Global X Cannabis ETF(A)	429,545	3,131,383
Global X Data Center REITs & Digital
Infrastructure ETF(A)	353,630	4,561,827
Global X FinTech ETF(A)	222,101	4,608,596
Global X Genomics & Biotechnology ETF*(A)	364,561	4,454,936
Global X Lithium & Battery Tech ETF(A)	69,999	4,258,739
Global X Renewable Energy Producers ETF(A)	374,764	4,407,225
Global X Robotics & Artificial Intelligence
ETF(A)	200,815	5,478,233
Global X Social Media ETF(A)	130,932	4,583,929
TOTAL EXCHANGE TRADED FUNDS
(Cost $71,963,177)		41,847,365
TOTAL INVESTMENTS — 99.9%
(Cost $71,963,177)		$41,847,365

Percentages are based on Net Assets of $41,882,403.

(A) Affiliated investment.

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Thematic Growth ETF

The following is a summary of the transactions with affiliates for the period ended May 31, 2023:

Value at 11/30/22	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/23	Dividend Income	Capital Gain
Global X Blockchain ETF
$7,276,577	$1,486,361	$(5,075,789)	$4,355,299	$(1,679,951)	$6,362,497	$12,179	$-
Global X Cannabis ETF
$7,421,653	$1,097,771	$(1,726,187)	$(2,409,871)	$(1,251,983)	$3,131,383	$28,325	$1,088
Global X Data Center REITs & Digital Infrastructure ETF
$3,870,478	$2,141,329	$(1,284,686)	$(89,156)	$(76,138)	$4,561,827	$67,396	$2,994
Global X FinTech ETF
$3,581,922	$2,300,364	$(1,248,805)	$590,970	$(615,855)	$4,608,596	$(19,795)	$12,883
Global X Genomics & Biotechnology ETF
$4,046,936	$2,164,957	$(1,314,065)	$(181,827)	$(261,065)	$4,454,936	$-	$-
Global X Lithium & Battery Tech ETF
$8,163,639	$1,308,911	$(4,190,569)	$(200,801)	$(822,441)	$4,258,739	$59,784	$-
Global X Renewable Energy Producers ETF
$8,267,442	$1,265,042	$(4,005,455)	$(433,292)	$(686,512)	$4,407,225	$36,238	$-
Global X Robotics & Artificial Intelligence ETF
$4,219,481	$1,610,010	$(1,480,640)	$1,439,264	$(309,882)	$5,478,233	$(2,062)	$625
Global X Social Media ETF
$4,085,628	$1,436,905	$(1,495,256)	$1,112,024	$(555,372)	$4,583,929	$(36,115)	$21,814
Totals:
$50,933,756	$14,811,650	$(21,821,452)	$4,182,610	$(6,259,199)	$41,847,365	$145,950	$39,404

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 9.2%
Communication Services — 9.2%
Bilibili ADR * (A)	281,031	$4,400,946
DouYu International Holdings ADR *	531,469	513,080
HUYA ADR *	149,066	433,782
iDreamSky Technology Holdings * (A)	1,204,200	461,482
NetEase ADR .	111,687	9,502,330
TOTAL CHINA		15,311,620
FRANCE — 2.5%
Communication Services — 2.5%
Ubisoft Entertainment *	146,306	4,138,058
IRELAND — 1.8%
Information Technology — 1.8%
Keywords Studios	125,885	3,034,633
ITALY — 0.2%
Communication Services — 0.2%
Digital Bros .	18,880	355,661
JAPAN — 28.3%
Communication Services — 28.3%
Capcom	234,796	9,142,112
DeNA	123,167	1,601,793
Gumi	68,442	349,766
GungHo Online Entertainment	73,082	1,412,314

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Koei Tecmo Holdings	188,924	$3,173,637
Konami Group	160,249	8,476,113
Nexon .	342,904	6,984,968
Nintendo .	232,373	9,872,713
Square Enix Holdings	137,120	6,133,915
TOTAL JAPAN		47,147,331
POLAND — 1.9%
Communication Services — 1.9%
CD Projekt (A)	108,097	3,080,317
SINGAPORE — 0.4%
Communication Services — 0.4%
IGG *	1,253,400	654,860
SOUTH KOREA — 13.5%
Communication Services — 13.2%
Com2uS Holdings *	14,054	493,439
Com2uSCorp	13,540	679,423
Devsisters *	10,161	378,191
JoyCity *	124,815	392,618
Kakao Games *	58,168	1,702,638
Krafton *	43,719	6,228,866
NCSoft	19,831	4,796,196
Neowiz *	20,415	768,302
NEOWIZ HOLDINGS *	20,402	419,646
Netmarble *	36,228	1,525,820
Nexon Games *	76,502	1,181,609
Pearl Abyss *	47,206	1,774,782
Wemade .	30,335	1,084,495
Wemade Max *	54,233	505,453
		21,931,478
Consumer Discretionary — 0.3%
DoubleUGames .	14,510	485,944
TOTAL SOUTH KOREA		22,417,422

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 3.3%
Communication Services — 3.3%
Embracer Group, Cl B * (A)	1,380,417	$3,165,157
Modern Times Group MTG, Cl B	155,877	983,934
Stillfront Group *	752,846	1,370,308
TOTAL SWEDEN		5,519,399
TAIWAN — 2.4%
Communication Services — 2.4%
Gamania Digital Entertainment	206,900	523,857
International Games System	188,000	3,469,075
TOTAL TAIWAN		3,992,932
UNITED STATES — 36.2%
Communication Services — 28.3%
Activision Blizzard *	133,367	10,696,033
Electronic Arts	80,413	10,292,864
Playtika Holding *	71,888	721,037
ROBLOX, Cl A *	267,916	11,214,964
Sciplay, Cl A *	36,718	711,962
Skillz, Cl A *	656,921	307,439
Take-Two Interactive Software *	95,080	13,095,368
		47,039,667
Consumer Discretionary — 0.3%
Inspired Entertainment *	39,852	547,168
Information Technology — 7.6%
AppLovin, Cl A *	187,301	4,684,398
Corsair Gaming * (A)	61,157	1,206,016
Unity Software *	230,360	6,846,299
		12,736,713
TOTAL UNITED STATES		60,323,548
TOTAL COMMON STOCK
(Cost $263,789,509)		165,975,781

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 1.2%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
5.020%
(Cost $2,033,301)	2,033,301	$2,033,301
	Face Amount
REPURCHASE AGREEMENT(B) — 2.5%
BNP Paribas
4.990%, dated 05/31/2023, to be repurchased
on 06/01/2023, repurchase price $4,112,902
(collateralized by various U.S. Treasury
Obligations, ranging in par value $70,765
- $490,427, 4.125% - 5.410%, 7/31/2024
- 9/30/2027, with a total market value of
$4,194,817)
(Cost $4,112,332)	$4,112,332	4,112,332
TOTAL INVESTMENTS — 103.4%
(Cost $269,935,142)		$172,121,414

Percentages are based on Net Assets of $166,409,519.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2023.

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$165,975,781	$—	$—	$165,975,781
Short-Term Investment	2,033,301	—	—	2,033,301
Repurchase Agreement	—	4,112,332	—	4,112,332
Total Investments in Securities	$168,009,082	$4,112,332	$—	$172,121,414

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 4.7%
Information Technology — 4.7%
BlackBerry *	6,902,225	$36,926,904
ISRAEL — 9.6%
Information Technology — 9.6%
Check Point Software Technologies *	339,552	42,379,485
Radware *	1,664,368	32,721,475
TOTAL ISRAEL		75,100,960
JAPAN — 6.6%
Information Technology — 6.6%
Digital Arts	571,760	23,162,592
Trend Micro	606,227	28,811,132
TOTAL JAPAN		51,973,724
SOUTH KOREA — 2.5%
Information Technology — 2.5%
Ahnlab .	415,388	19,748,339
UNITED KINGDOM — 4.0%
Information Technology — 4.0%
Arqit Quantum *	1,804,646	2,562,597
Darktrace *	8,225,786	28,831,643
TOTAL UNITED KINGDOM		31,394,240
UNITED STATES — 72.5%
Information Technology — 72.5%
A10 Networks	2,156,991	32,117,596
Crowdstrike Holdings, Cl A *	341,260	54,645,964
CyberArk Software *	239,582	37,070,523
Fortinet *	657,514	44,927,931

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Gen Digital	1,833,242	$32,155,065
Okta, Cl A *	553,692	50,330,603
OneSpan *	1,660,978	25,147,207
Palo Alto Networks *	224,720	47,953,001
Qualys *	278,589	35,174,647
Rapid7 *	661,277	31,556,138
SentinelOne, Cl A *	1,904,052	40,708,632
Telos *	1,244,254	3,994,055
Tenable Holdings *	867,104	35,542,593
Varonis Systems, Cl B *	1,343,917	35,318,139
Zscaler *	458,558	62,125,438
TOTAL UNITED STATES		568,767,532
TOTAL COMMON STOCK
(Cost $959,943,945)		783,911,699
TOTAL INVESTMENTS — 99.9%
(Cost $959,943,945)		$783,911,699

Percentages are based on Net Assets of $784,979,913.

* Non-income producing security.

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Education ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 6.1%
Consumer Discretionary — 6.1%
IDP Education .	12,029	$169,859
BRAZIL — 2.1%
Consumer Discretionary — 2.1%
Arco Platform, Cl A *	1,761	20,921
YDUQS Participacoes *	13,965	38,362
TOTAL BRAZIL		59,283
CANADA — 1.8%
Information Technology — 1.8%
Docebo *	1,501	51,325
CHINA — 19.3%
Consumer Discretionary — 19.3%
China East Education Holdings	99,892	41,088
East Buy Holding *	34,116	126,602
Gaotu Techedu ADR *	6,832	16,123
New Oriental Education & Technology Group
ADR *	6,491	244,516
TAL Education Group ADR *	20,332	110,403
TOTAL CHINA		538,732
JAPAN — 7.9%
Consumer Discretionary — 2.9%
Benesse Holdings	4,730	59,652
Media Do *	691	6,657

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Education ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Riso Kyoiku .	7,157	$15,419
		81,728
Industrials — 1.2%
Insource .	3,869	33,757
Information Technology — 3.8%
Chatwork *	12,300	105,115
TOTAL JAPAN		220,600
NORWAY — 2.0%
Communication Services — 2.0%
Kahoot! *	22,577	55,192
SOUTH KOREA — 0.9%
Consumer Discretionary — 0.9%
MegaStudyEdu .	543	25,979
UNITED KINGDOM — 9.8%
Consumer Discretionary — 9.8%
Pearson .	27,657	273,608
UNITED STATES — 49.8%
Communication Services — 8.1%
Bandwidth, Cl A *	7,245	86,216
John Wiley & Sons, Cl A	2,150	77,400
Scholastic	1,442	61,256
		224,872
Consumer Discretionary — 26.4%
2U *	3,624	14,496
Bright Horizons Family Solutions *	2,516	215,370
Chegg *	5,823	52,290
Coursera *	6,878	87,075
Duolingo, Cl A *	1,401	209,548
Nerdy *	4,358	11,287
Stride *	1,982	80,093

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Education ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Udemy *	6,677	$66,770
		736,929
Information Technology — 15.3%
8x8 *	33,396	136,256
RingCentral, Cl A *	4,562	158,301
Zoom Video Communications, Cl A *	1,984	133,186
		427,743
TOTAL UNITED STATES		1,389,544
TOTAL COMMON STOCK
(Cost $7,057,704)		2,784,122
TOTAL INVESTMENTS — 99.7%
(Cost $7,057,704)		$2,784,122

Percentages are based on Net Assets of $2,793,747.

* Non-income producing security.

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 9.3%
Consumer Staples — 9.3%
Alibaba Health Information Technology *	6,702,700	$3,972,858
JD Health International *	673,150	4,149,010
Ping An Healthcare and Technology *	1,169,300	2,697,609
TOTAL CHINA		10,819,477
GERMANY — 2.7%
Health Care — 2.7%
CompuGroup Medical	60,124	3,185,675
JAPAN — 4.0%
Health Care — 4.0%
JMDC	67,068	2,740,996
Medley *	54,133	1,884,959
TOTAL JAPAN		4,625,955
TAIWAN — 0.8%
Health Care — 0.8%
TaiDoc Technology	149,700	893,986
UNITED STATES — 83.1%
Health Care — 83.1%
23andMe Holding, Cl A *	562,218	1,079,458
Agilent Technologies	36,103	4,176,034
American Well, Cl A *	466,010	1,029,882
AMN Healthcare Services *	55,873	5,305,700
Bionano Genomics * (A)	671,182	464,391

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Computer Programs and Systems *	30,966	$738,849
Definitive Healthcare, Cl A *	87,939	856,526
Dexcom *	38,474	4,511,461
DocGo *	184,840	1,654,318
Doximity, Cl A *	135,025	4,141,217
GoodRx Holdings, Cl A *	151,893	824,779
Hims & Hers Health *	273,755	2,447,370
Illumina *	22,783	4,480,277
Invitae * (A)	539,982	577,781
iRhythm Technologies *	35,500	4,056,585
Laboratory Corp of America Holdings	21,673	4,606,163
LifeStance Health Group * (A)	198,252	1,623,684
Masimo *	25,712	4,161,230
NextGen Healthcare *	119,582	1,861,892
Omnicell *	81,303	5,969,266
OptimizeRx *	36,598	513,836
Pacific Biosciences of California *	482,131	5,968,782
Phreesia *	112,840	3,387,457
Privia Health Group *	183,190	4,570,590
R1 RCM *	316,034	5,135,552
ResMed (A)	212,687	4,466,421
Senseonics Holdings * (A)	941,986	603,248
Sharecare *	725,234	1,080,599
Tandem Diabetes Care *	127,828	3,322,250
Teladoc Health *	186,533	4,318,239
Twist Bioscience *	123,205	1,866,556
Veracyte *	160,843	4,162,617
Veradigm *	238,684	2,811,697
TOTAL UNITED STATES		96,774,707
TOTAL COMMON STOCK
(Cost $214,963,656)		116,299,800
SHORT-TERM INVESTMENT(B)(C) — 1.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
5.020%
(Cost $1,304,597)	1,304,597	1,304,597

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Telemedicine & Digital Health ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 2.3%
BNP Paribas
4.990%, dated 05/31/2023, to be repurchased
on 06/01/2023, repurchase price $2,638,902
(collateralized by various U.S. Treasury
Obligations, ranging in par value $45,404
- $314,666, 4.125% - 5.410%, 7/31/2024
- 9/30/2027, with a total market value of
$2,691,463)
(Cost $2,638,536)	$2,638,536	$2,638,536
TOTAL INVESTMENTS — 103.3%
(Cost $218,906,789)		$120,242,933

Percentages are based on Net Assets of $116,393,410.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2023.

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$116,299,800	$—	$—	$116,299,800
Short-Term Investment	1,304,597	—	—	1,304,597
Repurchase Agreement	—	2,638,536	—	2,638,536
Total Investments in Securities	$117,604,397	$2,638,536	$—	$120,242,933

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 99.8%
Health Care — 97.6%
3SBio	59,000	$59,692
Alphamab Oncology *	13,100	13,387
Ascentage Pharma Group International *	7,000	18,242
Beijing Bohui Innovation Biotechnology
Group, Cl A *	12,700	10,462
Beijing SL Pharmaceutical, Cl A	20,500	27,215
Beijing Tiantan Biological Products, Cl A	28,300	110,804
Beijing Wantai Biological Pharmacy
Enterprise, Cl A	5,015	65,452
BGI Genomics, Cl A	6,438	53,206
CanSino Biologics, Cl A	1,981	24,745
Changchun High & New Technology Industry
Group, Cl A	8,377	187,389
Chengdu Kanghua Biological Products, Cl A	2,150	23,616
Chengdu Olymvax Biopharmaceuticals, Cl A*.	5,567	17,094
China Animal Husbandry Industry, Cl A *	16,300	28,250
Chongqing Zhifei Biological Products, Cl A	16,600	163,745
CSPC Pharmaceutical Group .	192,300	167,532
Daan Gene, Cl A *	31,080	53,386
Frontier Biotechnologies, Cl A *	4,399	7,278
Genscript Biotech *	29,850	66,043
Getein Biotech, Cl A	8,520	16,524
Guangzhou Wondfo Biotech, Cl A	8,100	34,192
Hebei Changshan Biochemical Pharmaceutical,
Cl A	17,600	12,942
Hualan Biological Bacterin, Cl A	1,300	9,481
Hualan Biological Engineering, Cl A	30,300	95,801
Jacobio Pharmaceuticals Group *	10,500	7,887
Joinn Laboratories China, Cl A	7,404	46,985
Kintor Pharmaceutical *	10,300	5,053

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Liaoning Chengda Biotechnology, Cl A	5,878	$27,568
Nanjing Vazyme Biotech, Cl A	2,379	11,732
Pacific Shuanglin Bio-pharmacy, Cl A	10,700	32,960
Shanghai RAAS Blood Products, Cl A	102,700	96,851
Shanghai ZJ Bio-Tech, Cl A *	3,845	14,272
Shenzhen Kangtai Biological Products, Cl A*	18,093	70,561
Shenzhen Weiguang Biological Products, Cl A
(A)	1,600	7,529
Sichuan Kelun Pharmaceutical, Cl A	24,600	106,916
Walvax Biotechnology, Cl A	41,900	169,874
Wuhan Keqian Biology, Cl A	3,460	11,207
Wuxi Biologics Cayman *	32,450	166,017
Xiamen Amoytop Biotech, Cl A	3,049	19,640
Zai Lab ADR *	3,133	101,791
		2,163,321
Materials — 2.2%
Anhui Huaheng Biotechnology, Cl A	3,073	48,073
TOTAL CHINA		2,211,394
TOTAL COMMON STOCK
(Cost $3,052,573)		2,211,394
TOTAL INVESTMENTS — 99.8%
(Cost $3,052,573)		$2,211,394

Percentages are based on Net Assets of $2,215,054.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X China Biotech Innovation ETF

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,203,865	$—	$7,529	$2,211,394
Total Investments in Securities	$2,203,865	$—	$7,529	$2,211,394

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 3.6%
Industrials — 1.1%
Ballard Power Systems *	268,526	$1,122,438
Information Technology — 2.5%
Canadian Solar *	57,901	2,420,262
TOTAL CANADA		3,542,700
CHINA — 14.4%
Industrials — 3.1%
China Everbright Environment Group .	5,537,000	2,164,369
Dongfang Electric, Cl H	307,400	405,246
Xinjiang Goldwind Science & Technology,
Cl H	694,100	503,623
		3,073,238
Information Technology — 11.3%
Daqo New Energy ADR *	67,597	2,430,112
Flat Glass Group, Cl H	403,400	1,133,689
JinkoSolar Holding ADR *	45,189	1,893,871
Xinyi Solar Holdings	5,803,700	5,730,860
		11,188,532
TOTAL CHINA		14,261,770
DENMARK — 6.4%
Industrials — 6.4%
Vestas Wind Systems *	222,062	6,305,299

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 6.3%
Industrials — 2.9%
Nordex *	190,801	$2,295,511
Varta .	36,279	567,005
		2,862,516
Information Technology — 3.4%
SMA Solar Technology *	31,250	3,348,214
TOTAL GERMANY		6,210,730
NETHERLANDS — 1.4%
Industrials — 1.4%
Alfen *	19,576	1,393,694
NORWAY — 1.9%
Industrials — 1.9%
NEL *	1,499,745	1,893,701
SOUTH KOREA — 14.8%
Consumer Discretionary — 0.2%
Hanwha Galleria *	145,469	181,172
Industrials — 3.7%
CS Wind	38,017	2,262,831
Doosan Fuel Cell *	59,021	1,369,634
		3,632,465
Information Technology — 6.6%
Samsung SDI	12,063	6,525,699
Materials — 4.3%
Hanwha Solutions *	127,339	4,293,404
TOTAL SOUTH KOREA		14,632,740
SWITZERLAND — 4.3%
Information Technology — 4.3%
Landis+Gyr Group	25,957	2,285,772
Meyer Burger Technology *	3,233,183	2,030,134
TOTAL SWITZERLAND		4,315,906

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 2.8%
Information Technology — 2.8%
Simplo Technology	175,464	$1,770,201
United Renewable Energy *	1,465,300	960,891
TOTAL TAIWAN		2,731,092
UNITED KINGDOM — 4.6%
Industrials — 1.1%
Ceres Power Holdings *	172,365	595,172
ITM Power *	550,850	472,719
		1,067,891
Materials — 3.5%
Johnson Matthey	165,076	3,539,506
TOTAL UNITED KINGDOM		4,607,397
UNITED STATES — 39.4%
Consumer Discretionary — 2.1%
QuantumScape, Cl A *	321,321	2,085,373
Industrials — 18.2%
Ameresco, Cl A *	30,539	1,315,620
Array Technologies *	135,657	3,007,516
Bloom Energy, Cl A *	171,705	2,355,793
Fluence Energy, Cl A *	104,682	2,596,114
FuelCell Energy *	364,956	773,707
Plug Power *	383,751	3,192,808
Shoals Technologies Group, Cl A *	102,274	2,402,416
Stem *	138,970	767,114
SunPower, Cl A *	156,966	1,663,840
		18,074,928
Information Technology — 19.1%
Enphase Energy *	30,842	5,362,807
First Solar *	31,513	6,395,878
Maxeon Solar Technologies *	40,429	1,123,522

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SolarEdge Technologies *	21,231	$6,047,226
		18,929,433
TOTAL UNITED STATES		39,089,734
TOTAL COMMON STOCK
(Cost $155,873,734)		98,984,763
TOTAL INVESTMENTS — 99.9%
(Cost $155,873,734)		$98,984,763

Percentages are based on Net Assets of $99,123,637.

* Non-income producing security.

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — 98.9%
AUSTRALIA — 6.1%
Information Technology — 6.1%
NEXTDC *	219,008	$1,800,241
CHINA — 7.4%
Communication Services — 4.8%
China Tower, Cl H	12,737,000	1,399,268
Information Technology — 2.6%
GDS Holdings ADR *	57,775	563,884
Vnet Group ADR *	80,176	206,052
		769,936
TOTAL CHINA		2,169,204
INDONESIA — 4.4%
Communication Services — 4.4%
Sarana Menara Nusantara .	13,171,061	869,870
Tower Bersama Infrastructure .	2,897,218	411,679
TOTAL INDONESIA		1,281,549
SINGAPORE — 4.0%
Real Estate — 4.0%
Keppel ‡	758,756	1,170,462
TAIWAN — 7.3%
Information Technology — 7.3%
Kinsus Interconnect Technology	169,500	642,641
Taiwan Semiconductor Manufacturing .	39,000	708,225

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Winbond Electronics .	935,604	$811,451
TOTAL TAIWAN		2,162,317
UNITED STATES — 69.7%
Communication Services — 2.7%
Radius Global Infrastructure, Cl A *	52,904	782,979
Information Technology — 16.3%
Advanced Micro Devices *	8,976	1,061,053
Broadcom	1,100	888,756
Cyxtera Technologies *	44,027	7,132
Intel .	21,148	664,893
Micron Technology	11,188	763,022
NVIDIA .	3,773	1,427,477
		4,812,333
Real Estate — 50.7%
American Tower ‡	16,449	3,033,854
Crown Castle ‡	25,384	2,873,723
Digital Realty Trust ‡	13,537	1,387,001
DigitalBridge Group	86,583	1,078,824
Equinix ‡	5,305	3,955,143
SBA Communications, Cl A ‡	9,367	2,077,413
Uniti Group ‡	140,078	521,090
		14,927,048
TOTAL UNITED STATES		20,522,360
TOTAL COMMON STOCK
(Cost $41,604,169)		29,106,133
TOTAL INVESTMENTS — 98.9%
(Cost $41,604,169)		$29,106,133

Percentages are based on Net Assets of $29,429,716.

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Data Center REITs & Digital Infrastructure ETF

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.2%
Materials — 0.2%
Calix *	7,143	$19,923
BRAZIL — 2.6%
Utilities — 2.6%
Cia de Saneamento Basico do Estado de Sao
Paulo SABESP	17,794	182,564
Cia de Saneamento de Minas Gerais Copasa
MG	9,485	36,926
TOTAL BRAZIL		219,490
CHINA — 5.8%
Industrials — 1.1%
Beijing Originwater Technology, Cl A	118,500	92,628
Utilities — 4.7%
Beijing Capital Eco-Environment Protection
Group, Cl A	201,600	86,855
Beijing Enterprises Water Group	202,240	49,602
Chengdu Xingrong Environment, Cl A	132,900	103,697
China Water Affairs Group	42,100	31,085
Guangdong Investment	148,400	126,443
		397,682
TOTAL CHINA		490,310

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 3.3%
Industrials — 3.3%
Kurita Water Industries	5,138	$209,985
Nomura Micro Science	704	31,039
Organo .	1,295	34,851
TOTAL JAPAN		275,875
SAUDI ARABIA — 0.3%
Utilities — 0.3%
AlKhorayef Water & Power Technologies	679	27,335
SINGAPORE — 1.0%
Utilities — 1.0%
Keppel Infrastructure Trust .	223,518	80,013
SOUTH KOREA — 1.2%
Consumer Discretionary — 1.2%
Coway	2,822	102,377
UNITED KINGDOM — 9.1%
Utilities — 9.1%
Severn Trent .	11,273	387,438
United Utilities Group .	30,133	378,137
TOTAL UNITED KINGDOM		765,575
UNITED STATES — 76.3%
Industrials — 43.8%
A O Smith .	5,824	372,387
Advanced Drainage Systems	3,661	354,275
Core & Main, Cl A *	3,747	100,195
Energy Recovery *	2,610	62,144
Ferguson .	4,742	687,163
Franklin Electric .	2,022	183,921
Mueller Water Products, Cl A	8,015	109,805
Pentair	6,974	386,848
Reliance Worldwide .	35,220	95,729
Watts Water Technologies, Cl A	1,404	222,464
Xylem	9,475	949,383

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zurn Elkay Water Solutions	7,628	$171,706
		3,696,020
Information Technology — 2.5%
Badger Meter	1,525	210,252
Materials — 9.2%
Ecolab	4,688	773,754
Utilities — 20.8%
American States Water .	1,914	170,001
American Water Works	4,550	657,247
Artesian Resources, Cl A	439	21,731
California Water Service Group .	2,853	162,364
Essential Utilities .	13,120	534,509
Middlesex Water .	902	73,387
SJW Group	1,396	106,836
York Water .	731	31,002
		1,757,077
TOTAL UNITED STATES		6,437,103
TOTAL COMMON STOCK
(Cost $8,838,539)		8,418,001
TOTAL INVESTMENTS — 99.8%
(Cost $8,838,539)		$8,418,001

Percentages are based on Net Assets of $8,438,682.

* Non-income producing security.

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — 100.7%
ARGENTINA — 0.3%
Materials — 0.3%
Bioceres Crop Solutions *	1,555	$18,551
AUSTRALIA — 4.9%
Materials — 4.9%
Nufarm	75,467	266,169
CANADA — 11.7%
Consumer Staples — 0.3%
Maple Leaf Foods .	901	16,558
Materials — 11.4%
Nutrien	11,601	611,373
TOTAL CANADA		627,931
CHINA — 27.7%
Consumer Staples — 27.7%
Cheng De Lolo, Cl A	190,780	227,572
Hebei Yangyuan Zhihui Beverage, Cl A	151,600	573,781
Origin Agritech *	1,890	8,921
Yuan Longping High-tech Agriculture, Cl A*	331,000	680,971
TOTAL CHINA		1,491,245
ISRAEL — 0.3%
Materials — 0.3%
ICL Group	2,738	14,896

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
PHILIPPINES — 0.3%
Consumer Staples — 0.3%
Monde Nissin .	110,305	$15,909
UNITED KINGDOM — 4.6%
Consumer Staples — 4.0%
Unilever .	4,389	219,167
Industrials — 0.6%
CNH Industrial .	2,404	30,843
TOTAL UNITED KINGDOM		250,010
UNITED STATES — 50.9%
Consumer Discretionary — 4.7%
GrowGeneration *	68,285	252,654
Consumer Staples — 21.2%
AppHarvest *	450,857	207,394
Archer-Daniels-Midland	1,405	99,263
Benson Hill *	13,993	16,652
Beyond Meat *	24,347	247,122
Hain Celestial Group *	1,279	15,617
Ingredion	159	16,631
Kellogg .	886	59,158
Local Bounti *	37,781	16,624
Oatly Group ADR *	137,614	217,430
Sprouts Farmers Market *	482	16,658
Tattooed Chef *	416,603	227,549
		1,140,098
Industrials — 11.5%
AGCO	163	17,976
Deere .	641	221,773
Hydrofarm Holdings Group *	200,516	183,893
Titan Machinery *	7,744	195,536
		619,178
Materials — 13.5%
Corteva .	12,667	677,558
FMC .	330	34,346

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Scotts Miracle-Gro, Cl A	254	$16,053
		727,957
TOTAL UNITED STATES		2,739,887
TOTAL COMMON STOCK
(Cost $8,053,255)		5,424,598
TOTAL INVESTMENTS — 100.7%
(Cost $8,053,255)		$5,424,598

Percentages are based on Net Assets of $5,387,568.

* Non-income producing security.

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 3.3%
Information Technology — 3.3%
Iris Energy * (A)	640,927	$2,288,109
CANADA — 17.8%
Information Technology — 17.8%
BIGG Digital Assets * (A)	875,465	167,455
Bitfarms *	2,418,499	2,882,343
Hive Blockchain Technologies *	847,296	2,761,363
Hut 8 Mining *	3,107,787	6,698,901
TOTAL CANADA		12,510,062
CHINA — 9.5%
Information Technology — 9.5%
Bit Digital * (A)	1,370,241	4,645,117
Canaan ADR *	1,011,800	2,064,072
TOTAL CHINA		6,709,189

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 0.9%
Information Technology — 0.9%
Northern Data *	31,069	$619,393
UNITED KINGDOM — 1.0%
Information Technology — 1.0%
Argo Blockchain * (A)	6,678,493	715,990
UNITED STATES — 67.2%
Consumer Discretionary — 0.3%
Overstock.com *	12,011	224,966
Financials — 25.2%
Bakkt Holdings *	1,087,618	1,544,417
Block, Cl A *	20,815	1,257,018
Coinbase Global, Cl A *	141,645	8,810,319
Galaxy Digital Holdings *	774,265	3,092,959
PayPal Holdings *	16,641	1,031,575
Robinhood Markets, Cl A *	114,601	1,022,241
Shift4 Payments, Cl A *	15,972	1,001,764
		17,760,293
Information Technology — 41.7%
Applied Digital *	670,297	5,610,386
Cipher Mining * (A)	879,453	2,233,811
Cleanspark *	730,045	3,131,893
Marathon Digital Holdings * (A)	756,521	7,406,341
NVIDIA .	4,562	1,725,987
Riot Platforms *	636,971	7,643,652
SAITECH Global *	40,123	62,592
Terawulf *	1,010,645	1,515,967
		29,330,629
TOTAL UNITED STATES		47,315,888
TOTAL COMMON STOCK
(Cost $94,560,100)		70,158,631

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Blockchain ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 9.2%
U.S. Treasury Bill
4.040%, 06/01/23(B)
(Cost $6,500,000)	$6,500,000	$6,500,000
	Shares
SHORT-TERM INVESTMENT(C)(D) — 2.9%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
5.020%
(Cost $2,007,669)	2,007,669	2,007,669
	Face Amount
REPURCHASE AGREEMENT(C) — 5.8%
BNP Paribas
4.990%, dated 05/31/2023, to be repurchased
on 06/01/2023, repurchase price $4,061,056
(collateralized by various U.S. Treasury
Obligations, ranging in par value $69,873
- $484,245, 4.125% - 5.410%, 7/31/2024
- 9/30/2027, with a total market value of
$4,141,935)
(Cost $4,060,493)	$4,060,493	4,060,493
TOTAL INVESTMENTS — 117.6%
(Cost $107,128,262)		$82,726,793

Percentages are based on Net Assets of $70,359,914.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2023.
(B)	Interest rate represents the security's effective yield at the time of purchase.
(C)	Security was purchased with cash collateral held from securities on loan.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of
May 31, 2023.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Blockchain ETF

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$70,158,631	$—	$—	$70,158,631
U.S. Treasury Obligation	—	6,500,000	—	6,500,000
Short-Term Investment	2,007,669	—	—	2,007,669
Repurchase Agreement	—	4,060,493	—	4,060,493
Total Investments in Securities	$72,166,300	$10,560,493	$—	$82,726,793

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — 96.9%
CANADA — 8.7%
Industrials — 8.7%
Ballard Power Systems *	658,951	$2,754,415
NFI Group	14,136	92,244
TOTAL CANADA		2,846,659
DENMARK — 0.5%
Industrials — 0.5%
Green Hydrogen Systems, Cl A *	41,543	155,819
FRANCE — 4.8%
Consumer Discretionary — 0.3%
Cie Plastic Omnium .	5,970	96,296
Industrials — 4.5%
McPhy Energy *	147,962	1,483,564
TOTAL FRANCE		1,579,860
GERMANY — 4.8%
Industrials — 4.8%
SFC Energy *	62,009	1,563,447
JAPAN — 2.0%
Consumer Discretionary — 2.0%
Toyota Motor	49,048	669,993
NORWAY — 13.0%
Industrials — 13.0%
Hexagon Purus Holding *	187,260	408,367

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
NEL *	3,049,650	$3,850,738
TOTAL NORWAY		4,259,105
SOUTH KOREA — 6.3%
Industrials — 6.3%
Doosan Fuel Cell *	67,974	1,577,396
S-Fuelcell	32,233	490,568
TOTAL SOUTH KOREA		2,067,964
SWEDEN — 5.9%
Industrials — 5.9%
Cell Impact *	1,039,219	629,245
PowerCell Sweden *	182,227	1,296,599
TOTAL SWEDEN		1,925,844
UNITED KINGDOM — 13.1%
Industrials — 12.0%
AFC Energy *	5,926,937	1,120,979
Ceres Power Holdings *	373,967	1,291,300
ITM Power *	1,796,542	1,541,725
		3,954,004
Materials — 1.1%
Johnson Matthey	16,020	343,495
TOTAL UNITED KINGDOM		4,297,499
UNITED STATES — 37.8%
Industrials — 33.8%
Advent Technologies Holdings *	122,901	100,791
Bloom Energy, Cl A *	299,961	4,115,465
Cummins	3,185	651,046
FuelCell Energy *	656,669	1,392,138
Hyster-Yale Materials Handling	2,001	93,567
Hyzon Motors *	830,190	456,605
Lightning eMotors *	1	3
Plug Power *	514,496	4,280,607
		11,090,222

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
Materials — 4.0%
Air Products & Chemicals .	2,493	$670,966
Linde	1,884	666,295
		1,337,261
TOTAL UNITED STATES		12,427,483
TOTAL COMMON STOCK
(Cost $55,245,078)		31,793,673
TOTAL INVESTMENTS — 96.9%
(Cost $55,245,078)		$31,793,673

Percentages are based on Net Assets of $32,825,761.

*	Non-income producing security.

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Solar ETF

	Shares	Value
COMMON STOCK — 100.6%
CANADA — 1.6%
Information Technology — 1.6%
Canadian Solar *	1,484	$62,031
CHINA — 49.9%
Industrials — 17.2%
Emeren Group ADR *	3,334	11,169
Ginlong Technologies, Cl A .	7,350	102,951
GoodWe Technologies, Cl A .	1,442	47,199
Ningbo Deye Technology, Cl A	9,200	174,864
Sineng Electric, Cl A .	4,940	32,777
Sungrow Power Supply, Cl A	19,700	304,493
		673,453
Information Technology — 30.3%
Changzhou Almaden Stock, Cl A .	3,100	11,881
EGing Photovoltaic Technology, Cl A *	23,100	23,341
Flat Glass Group, Cl H .	13,400	37,658
GCL System Integration Technology, Cl A *	118,700	48,641
Hainan Drinda New Energy Technology, Cl A .	2,700	42,998
Hangzhou First Applied Material, Cl A	22,432	96,455
JA Solar Technology, Cl A .	33,404	168,759
Jiangsu Akcome Science & Technology, Cl A*.	130,300	44,983
LONGi Green Energy Technology, Cl A .	68,560	277,288
Risen Energy, Cl A .	30,500	100,157
Shanghai Aiko Solar Energy, Cl A	21,100	102,068
Shenzhen SC New Energy Technology, Cl A	7,100	95,284

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xinyi Solar Holdings	144,100	$142,291
		1,191,804
Materials — 0.5%
Henan Yicheng New Energy, Cl A *	27,400	19,764
Utilities — 1.9%
CECEP Solar Energy, Cl A .	54,200	53,167
Xinyi Energy Holdings	76,500	22,086
		75,253
TOTAL CHINA		1,960,274
GERMANY — 2.6%
Information Technology — 1.2%
SMA Solar Technology *	420	45,000
Utilities — 1.4%
Encavis *	3,501	56,471
TOTAL GERMANY		101,471
JAPAN — 1.2%
Industrials — 0.8%
Abalance .	478	32,296
Utilities — 0.4%
West Holdings .	722	14,661
TOTAL JAPAN		46,957
SOUTH KOREA — 2.9%
Information Technology — 0.3%
HD Hyundai Energy Solutions	417	12,929
Materials — 2.6%
Hanwha Solutions *	2,982	100,542
TOTAL SOUTH KOREA		113,471
SPAIN — 2.0%
Utilities — 2.0%
Atlantica Sustainable Infrastructure	2,033	49,137

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Solaria Energia y Medio Ambiente *	2,353	$31,846
TOTAL SPAIN		80,983
SWITZERLAND — 1.6%
Information Technology — 1.6%
Meyer Burger Technology *	103,220	64,812
TAIWAN — 2.2%
Information Technology — 2.2%
Gigastorage *	21,030	12,559
Motech Industries .	12,690	14,351
Tainergy Tech *	12,900	12,741
TSEC .	16,377	19,081
United Renewable Energy .	43,918	28,800
TOTAL TAIWAN		87,532
TURKEY — 0.7%
Utilities — 0.7%
Esenboga Elektrik Uretim	4,549	12,879
Margun Enerji Uretim Sanayi VE Ticaret .	7,963	13,434
TOTAL TURKEY		26,313
UNITED STATES — 35.9%
Industrials — 8.6%
Array Technologies *	3,607	79,967
FTC Solar *	3,616	9,980
Shoals Technologies Group, Cl A *	3,257	76,507
SunPower, Cl A *	2,962	31,397
Sunrun *	7,962	140,450
		338,301
Information Technology — 25.4%
Enphase Energy *	2,010	349,499
First Solar *	1,569	318,444
Maxeon Solar Technologies *	667	18,536
SolarEdge Technologies *	1,086	309,326
		995,805

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.9%
Altus Power, Cl A *	2,426	$11,523
Sunnova Energy International *	3,627	64,053
		75,576
TOTAL UNITED STATES		1,409,682
TOTAL COMMON STOCK
(Cost $4,020,219)		3,953,526
TOTAL INVESTMENTS — 100.6%
(Cost $4,020,219)		$3,953,526

Percentages are based on Net Assets of $3,930,337.

*	Non-income producing security.

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 1.9%
Industrials — 0.3%
Aeris Industria E Comercio De Equipamentos
Para Geracao De Energia *	50,168	$14,594
Utilities — 1.6%
Omega Energia *	43,842	84,313
TOTAL BRAZIL		98,907
CANADA — 19.6%
Utilities — 19.6%
Boralex, Cl A	8,433	232,710
Innergex Renewable Energy .	17,380	179,771
Northland Power	27,892	611,067
TOTAL CANADA		1,023,548
CHINA — 32.3%
Industrials — 20.7%
Dajin Heavy Industry, Cl A	35,950	167,395
Jiangsu Haili Wind Power Equipment
Technology, Cl A .	4,100	46,651
Jinlei Technology, Cl A *	24,050	135,272
Ming Yang Smart Energy Group, Cl A	174,100	429,276
Qingdao Tianneng Heavy Industries, Cl A .	45,700	53,038
Titan Wind Energy Suzhou, Cl A *	89,000	194,342
Zhejiang Windey, Cl A .	31,600	57,650
		1,083,624
Utilities — 11.6%
CECEP Wind-Power, Cl A	402,260	217,337

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
China Datang Renewable Power, Cl H .	283,100	$101,982
China Longyuan Power Group, Cl H	222,400	249,439
Jiangsu New Energy Development, Cl A	17,800	34,697
		603,455
TOTAL CHINA		1,687,079
DENMARK — 23.5%
Industrials — 11.7%
Vestas Wind Systems *	21,568	612,409
Utilities — 11.8%
Orsted .	7,024	613,388
TOTAL DENMARK		1,225,797
GERMANY — 4.7%
Industrials — 4.7%
Nordex *	15,740	189,367
PNE .	3,601	54,437
TOTAL GERMANY		243,804
GREECE — 2.7%
Utilities — 2.7%
Terna Energy .	6,617	142,075
INDIA — 3.1%
Utilities — 3.1%
ReNew Energy Global, Cl A *	29,653	162,202
SOUTH KOREA — 3.4%
Industrials — 3.4%
CS Bearing *	1,924	16,163
CS Wind	2,679	159,458
TOTAL SOUTH KOREA		175,621
SPAIN — 4.5%
Utilities — 4.5%
ACCIONA Energias Renovables	7,107	235,789

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 1.5%
Industrials — 1.5%
OX2, Cl B *	12,528	$77,008
TAIWAN — 1.4%
Materials — 1.4%
Century Iron & Steel Industrial .	21,300	75,558
TURKEY — 0.3%
Utilities — 0.3%
Galata Wind Enerji	21,108	17,836
UNITED STATES — 1.0%
Industrials — 1.0%
TPI Composites *	4,975	53,034
TOTAL COMMON STOCK
(Cost $6,420,746)		5,218,258
TOTAL INVESTMENTS — 99.9%
(Cost $6,420,746)		$5,218,258

Percentages are based on Net Assets of $5,222,479.

*	Non-income producing security.

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Green Building ETF

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA — 8.2%
Real Estate — 8.2%
Charter Hall Retail ‡	4,093	$9,854
Mirvac Group ‡	31,708	47,196
Scentre Group ‡	39,812	69,821
Vicinity ‡	29,195	35,047
TOTAL AUSTRALIA		161,918
AUSTRIA — 0.4%
Real Estate — 0.4%
Immobilien Anlagen	307	8,362
CHINA — 0.9%
Consumer Staples — 0.4%
Opple Lighting, Cl A	2,700	7,540
Real Estate — 0.5%
China Overseas Grand Oceans Group	15,126	6,782
Guangzhou R&F Properties, Cl H *	25,200	3,767
		10,549
TOTAL CHINA		18,089

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
FINLAND — 4.8%
Industrials — 4.8%
Caverion	726	$6,501
Kone, Cl B	1,718	86,944
TOTAL FINLAND		93,445
FRANCE — 9.6%
Real Estate — 9.6%
Covivio ‡	554	27,015
Gecina ‡	596	60,839
ICADE ‡	369	14,650
Klepierre ‡	1,791	40,440
Mercialys ‡	756	6,049
Unibail-Rodamco-Westfield ‡ *	887	40,473
TOTAL FRANCE		189,466
HONG KONG — 4.0%
Real Estate — 4.0%
Hang Lung Properties	13,933	22,070
Hongkong Land Holdings	8,472	36,345
Swire Properties	8,460	20,166
TOTAL HONG KONG		78,581
IRELAND — 4.2%
Industrials — 4.2%
Kingspan Group	1,237	81,869
JAPAN — 11.6%
Information Technology — 1.5%
Azbil	899	28,408
Real Estate — 10.1%
Advance Logistics Investment ‡	6	6,042
AEON Investment ‡	13	14,943
CRE Logistics ‡	5	6,846
Daiwa Office Investment ‡	2	8,303
Fukuoka ‡	5	5,837
Japan Metropolitan Fund Invest ‡	56	39,520
Japan Prime Realty Investment ‡	7	17,987

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
LaSalle Logiport ‡	14	$16,824
Mitsui Fudosan Logistics Park ‡	4	14,372
Mori Hills REIT Investment, Cl A ‡	12	13,236
Nippon Building Fund ‡	12	47,926
SOSiLA Logistics ‡	7	6,814
		198,650
TOTAL JAPAN		227,058
NETHERLANDS — 0.6%
Real Estate — 0.6%
CTP .	876	11,207
SINGAPORE — 3.8%
Real Estate — 3.8%
Capitaland India Trust .	8,183	6,402
Frasers Centrepoint Trust ‡	8,768	13,784
Frasers Logistics & Commercial Trust ‡	22,583	20,669
Keppel ‡	17,012	10,924
Lendlease Global Commercial ‡	13,524	6,638
Suntec Real Estate Investment Trust ‡	17,700	17,114
TOTAL SINGAPORE		75,531
SPAIN — 1.7%
Real Estate — 1.7%
Inmobiliaria Colonial Socimi ‡	2,162	12,619
Merlin Properties Socimi ‡	2,536	20,791
TOTAL SPAIN		33,410
SWEDEN — 1.5%
Industrials — 0.5%
Lindab International	596	9,414
Real Estate — 1.0%
Atrium Ljungberg, Cl B	373	6,042
Fabege .	2,009	14,287
		20,329
TOTAL SWEDEN		29,743

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 3.5%
Industrials — 3.5%
Schindler Holding .	329	$67,877
UNITED KINGDOM — 7.1%
Industrials — 0.4%
Volution Group .	1,573	8,714
Real Estate — 6.7%
Land Securities Group ‡	5,933	44,267
Segro ‡	8,833	87,319
		131,586
TOTAL UNITED KINGDOM		140,300
UNITED STATES — 37.6%
Consumer Discretionary — 6.5%
KB Home .	655	28,381
M/I Homes *	209	14,770
Meritage Homes .	290	33,446
TopBuild *	257	51,827
		128,424
Industrials — 19.1%
AAON .	341	29,534
Carlisle	346	73,504
Carrier Global	1,975	80,778
Lennox International .	257	70,806
Masonite International *	178	15,676
Signify	1,010	25,670
Trane Technologies .	483	78,840
		374,808
Real Estate — 12.0%
Boston Properties ‡	1,220	59,377
Brandywine Realty Trust ‡	1,337	5,214
Cousins Properties ‡	1,227	24,442
Douglas Emmett ‡	1,379	15,996
Elme Communities ‡	699	10,562
Empire State Realty Trust, Cl A ‡	1,055	6,509
Equity Commonwealth ‡	866	17,710

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Franklin Street Properties ‡	2,177	$3,135
Highwoods Properties ‡	842	17,413
Hudson Pacific Properties ‡	1,094	5,109
JBG SMITH Properties ‡	912	12,914
Kilroy Realty ‡	937	25,430
Paramount Group ‡	1,447	6,280
Piedmont Office Realty Trust, Cl A ‡	986	6,143
Vornado Realty Trust ‡ *	1,346	18,252
		234,486
TOTAL UNITED STATES		737,718
TOTAL COMMON STOCK
(Cost $2,214,274)		1,954,574
EXCHANGE TRADED FUND — 0.1%
Brpr Corporate Offices Fdo De Inv Imob	144	1,932

TOTAL EXCHANGE TRADED FUND
(Cost $4,254)		1,932
TOTAL INVESTMENTS — 99.6%
(Cost $2,218,528)		$1,956,506

Percentages are based on Net Assets of $1,963,559.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Metaverse ETF

	Shares	Value
COMMON STOCK — 100.1%
CHINA — 12.6%
Communication Services — 12.2%
Hello Group ADR *	1,516	$12,234
HUYA ADR *	2,103	6,120
NetEase ADR .	1,608	136,809
Tencent Holdings .	3,315	131,528
		286,691
Consumer Discretionary — 0.4%
Alibaba Group Holding ADR *	126	10,023
TOTAL CHINA		296,714
FRANCE — 1.5%
Communication Services — 1.5%
Ubisoft Entertainment *	1,288	36,429
IRELAND — 0.8%
Information Technology — 0.8%
Keywords Studios .	807	19,454
JAPAN — 21.2%
Communication Services — 21.2%
Capcom	2,603	101,351
DeNA	1,220	15,866
GungHo Online Entertainment *	890	17,199
Koei Tecmo Holdings	3,406	57,216
MIXI	770	15,035
Nexon .	4,850	98,795
Nintendo .	3,238	137,571

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Metaverse ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Square Enix Holdings	1,263	$56,499
TOTAL JAPAN		499,532
SOUTH KOREA — 9.1%
Communication Services — 8.5%
Krafton *	505	71,950
NCSoft	225	54,417
Netmarble *	882	37,147
Pearl Abyss *	659	24,776
Wemade .	346	12,370
		200,660
Information Technology — 0.6%
Samsung Electronics .	285	15,332
TOTAL SOUTH KOREA		215,992
SWEDEN — 1.5%
Communication Services — 1.5%
Modern Times Group MTG, Cl B *	1,305	8,238
Paradox Interactive .	1,087	26,427
TOTAL SWEDEN		34,665
TAIWAN — 1.3%
Information Technology — 1.3%
Hitron Technology .	8,000	7,081
Taiwan Semiconductor Manufacturing ADR	247	24,352
TOTAL TAIWAN		31,433
UNITED STATES — 52.1%
Communication Services — 23.5%
Alphabet, Cl A *	283	34,772
Meta Platforms, Cl A *	573	151,685
ROBLOX, Cl A *	2,704	113,189
Snap, Cl A *	10,940	111,588
Take-Two Interactive Software *	1,037	142,826
		554,060

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Metaverse ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 2.5%
Amazon.com *	489	$58,964
Financials — 4.6%
Coinbase Global, Cl A *	1,748	108,726
Information Technology — 21.5%
Adobe *	22	9,192
Advanced Micro Devices *	77	9,102
Apple .	545	96,601
Cisco Systems	195	9,686
Matterport *	3,021	8,972
Microsoft	295	96,875
NVIDIA .	457	172,901
Unity Software *	3,540	105,209
		508,538
TOTAL UNITED STATES		1,230,288
TOTAL COMMON STOCK
(Cost $2,455,034)		2,364,507
TOTAL INVESTMENTS — 100.1%
(Cost $2,455,034)		$2,364,507

Percentages are based on Net Assets of $2,361,442.

*	Non-income producing security.

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Proptech ETF

	Shares	Value
COMMON STOCK — 98.9%
AUSTRALIA — 7.4%
Communication Services — 5.7%
Domain Holdings Australia	10,050	$22,439
REA Group	1,380	122,823
		145,262
Real Estate — 1.7%
PEXA Group *	5,090	43,052
TOTAL AUSTRALIA		188,314
CHINA — 6.9%
Information Technology — 0.5%
Ming Yuan Cloud Group Holdings *	26,690	11,422
Real Estate — 6.4%
KE Holdings ADR *	11,410	162,478
TOTAL CHINA		173,900
GERMANY — 13.1%
Communication Services — 5.4%
Scout24 .	2,160	138,166

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Proptech ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.9%
Hypoport *	140	$22,135
Information Technology — 6.8%
Nemetschek	2,210	172,559
TOTAL GERMANY		332,860
JAPAN — 0.6%
Communication Services — 0.2%
GA Technologies *	680	5,913
Real Estate — 0.4%
SRE Holdings *	390	9,868
TOTAL JAPAN		15,781
SWEDEN — 1.5%
Communication Services — 1.5%
Hemnet Group .	2,280	38,441
SWITZERLAND — 2.1%
Real Estate — 2.1%
IWG *	28,950	52,171
UNITED KINGDOM — 4.4%
Communication Services — 4.4%
Rightmove	17,230	111,814
UNITED STATES — 62.9%
Communication Services — 0.4%
Angi, Cl A *	3,120	9,547
Consumer Discretionary — 10.2%
ADT	12,940	73,629
Airbnb, Cl A *	1,610	176,730
Sonder Holdings *	5,680	4,032
Vacasa, Cl A *	3,950	3,030
		257,421

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Proptech ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.3%
Hippo Holdings *	430	$6,760
Rocket, Cl A *	4,320	34,646
UWM Holdings .	3,250	16,673
		58,079
Industrials — 3.7%
Resideo Technologies *	5,810	93,134
Information Technology — 31.0%
Alarm.com Holdings *	1,910	95,920
Appfolio, Cl A *	680	97,342
Arlo Technologies *	3,390	32,781
Black Knight *	3,320	191,829
Blend Labs, Cl A *	5,980	5,914
Guidewire Software *	1,340	111,193
Matterport *	9,440	28,037
Porch Group *	3,290	4,639
Procore Technologies *	3,280	198,342
SmartRent, Cl A *	5,580	20,088
		786,085
Real Estate — 15.3%
CoStar Group *	2,740	217,556
Opendoor Technologies *	18,970	50,081
WeWork, Cl A *	8,690	1,488
Zillow Group, Cl C *	2,600	118,586
		387,711
TOTAL UNITED STATES		1,591,977
TOTAL COMMON STOCK
(Cost $2,482,821)		2,505,258

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Proptech ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 15.8%
U.S. Treasury Bill
4.566%, 06/01/23(A)
(Cost $400,000)	$400,000	$400,000
TOTAL INVESTMENTS — 114.7%
(Cost $2,882,821)		$2,905,258

Percentages are based on Net Assets of $2,532,395.

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,505,258	$—	$—	$2,505,258
U.S. Treasury Obligation	—	400,000	—	400,000
Total Investments in Securities	$2,505,258	$400,000	$—	$2,905,258

Amounts designated as " —" are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	May 31, 2023 (Unaudited)
Global X Carbon Credits Strategy ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 88.4%
U.S. Treasury Bills
5.610%, 06/20/23(A)	$400,000	$398,925
5.272%, 08/24/23(A)	400,000	395,188
5.068%, 07/18/23(A)	400,000	397,333
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,191,337)		1,191,446
TOTAL INVESTMENTS — 88.4%
(Cost $1,191,337)		$1,191,446

Percentages are based on Net Assets of $1,347,485.

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CALCARBALLOWV2023 DEC23^	9	Dec-2023	$285,968	$286,020	$52
RGGI VINTAGE 2023^	5	Dec-2023	68,487	68,950	463
UK EMISS ALLOW FU DEC23^	4	Dec-2023	272,932	258,936	(14,596)
ICE ECX Emission 2023^	8	Dec-2023	733,789	691,002	(36,104)
			$1,361,176	$1,304,908	$(50,185)

(A)	Interest rate represents the security's effective yield at the time of purchase.
^	Security is held by the Global X Carbon Credit Strategy Subsidiary Limited, as of May 31, 2023.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	May 31, 2023 (Unaudited)
Global X Carbon Credits Strategy ETF

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$1,191,446	$—	$1,191,446
Total Investments in Securities	$—	$1,191,446	$—	$1,191,446

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$515	$–	$–	$515
Unrealized Depreciation	(50,700)	–	–	(50,700)
Total Other Financial Instruments	$(50,185)	$–	$–	$(50,185)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as " —" are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations
ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust

Statements of Assets and Liabilities
May 31, 2023 (Unaudited)

	Global X Millennial Consumer ETF		Global X Aging Population ETF	Global X Health & Wellness ETF	Global X Robotics & Artificial Intelligence ETF
Assets:
Cost of Investments	$142,303,572		$53,307,837	$21,096,584	$2,090,514,650
Cost of Repurchase Agreement	180,804		—	—	57,967,308
Cost of Foreign Currency	—		8,642	16,165	1,169
Investments, at Value	$96,452,425	*	$47,203,333	$14,977,225	$2,198,976,107	*
Repurchase Agreement, at Value	180,804		—	—	57,967,308
Cash	71,466		—	3,003	5,813,773
Foreign Currency, at Value	—		8,619	16,083	1,145
Dividend, Interest, and Securities Lending Income Receivable	40,877		64,229	16,907	3,747,218
Unrealized Appreciation on Spot Contracts	—		—	1,336	—
Receivable for Capital Shares Sold	—		—	—	97,896,229
Receivable for Investment Securities Sold	—		—	4,667,215	—
Reclaim Receivable	—		57,915	18,446	4,871,195
Total Assets	96,745,572		47,334,096	19,700,215	2,369,272,975
Liabilities:
Obligation to Return Securities Lending Collateral	270,200		—	—	81,134,929
Payable due to Investment Adviser	41,771		27,695	8,919	1,051,144
Payable for Investment Securities Purchased	—		—	—	98,270,498
Payable for Capital Shares Redeemed	—		—	4,678,747	—
Payable for Variation Margin on Futures Contracts	—		—	—	87,600
Unrealized Depreciation on Spot Contracts	—		1	—	3,651
Cash Overdraft	—		2,092	—	—
Custodian Fees Payable	12		286	169	23,140
Total Liabilities	311,983		30,074	4,687,835	180,570,962
Net Assets	$96,433,589		$47,304,022	$15,012,380	$2,188,702,013
Net Assets Consist of:
Paid-in Capital	$152,799,790		$52,934,511	$24,392,582	$2,420,749,577
Total Distributable Loss	(56,366,201)		(5,630,489)	(9,380,202)	(232,047,564)
Net Assets	$96,433,589		$47,304,022	$15,012,380	$2,188,702,013
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	3,290,000		1,740,000	710,000	80,110,000
Net Asset Value, Offering and Redemption Price Per Share	$29.31		$27.19	$21.14	$27.32
*Includes Market Value of Securities on Loan	$249,356		$—	$—	$73,208,179

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2023 (Unaudited)

	Global X FinTech ETF	Global X Internet of Things ETF		Global X U.S. Infrastructure Development ETF		Global X Autonomous & Electric Vehicles ETF
Assets:
Cost of Investments	$620,206,392	$289,281,721		$4,004,164,413		$1,057,860,915
Cost of Repurchase Agreement	21,937,431	3,763,584		467,607		50,402,386
Cost of Foreign Currency	(69)	99,213		—		(46)
Investments, at Value	$384,413,545 *	$312,069,837	*	$3,999,981,540	*	$842,563,729 *
Repurchase Agreement, at Value	21,937,431	3,763,584		467,607		50,402,386
Cash	660,887	104,714		3,125,634		702,880
Foreign Currency, at Value	—	99,213		—		—
Dividend, Interest, and Securities Lending Income Receivable	259,833	341,787		5,567,069		1,966,360
Reclaim Receivable	230,719	267,380		—		429,003
Unrealized Appreciation on Spot Contracts	—	447		—		—
Receivable for Capital Shares Sold	—	—		2,727,594		—
Receivable for Investment Securities Sold	—	—		11,097,974		—
Total Assets	407,502,415	316,646,962		4,022,967,418		896,064,358
Liabilities:
Obligation to Return Securities Lending Collateral	32,574,405	5,624,449		698,810		75,323,330
Payable due to Investment Adviser	219,779	179,868		1,601,246		467,275
Overdraft of Foreign Currency	67	—		—		4,121
Payable for Investment Securities Purchased	—	—		2,725,204		—
Payable for Capital Shares Redeemed	—	—		11,106,216		—
Custodian Fees Payable	247	1,684		993		8,085
Total Liabilities	32,794,498	5,806,001		16,132,469		75,802,811
Net Assets	$374,707,917	$310,840,961		$4,006,834,949		$820,261,547
Net Assets Consist of:
Paid-in Capital	$801,344,933	$287,797,067		$3,953,717,838		$1,122,160,177
Total Distributable Earnings/(Loss)	(426,637,016)	23,043,894		53,117,111		(301,898,630)
Net Assets	$374,707,917	$310,840,961		$4,006,834,949		$820,261,547
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	18,090,000	9,680,000		146,900,000		34,980,002
Net Asset Value, Offering and Redemption Price Per Share	$20.71	$32.11		$27.28		$23.45
*Includes Market Value of Securities on Loan	$32,318,848	$5,356,356		$671,692		$71,567,077

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2023 (Unaudited)

	Global X Artificial Intelligence & Technology ETF		Global X Genomics & Biotechnology ETF		Global X Cloud Computing ETF		Global X Cannabis ETF
Assets:
Cost of Investments	$251,065,585		$250,918,924		$849,397,955		$78,574,854
Cost of Repurchase Agreement	653,422		240,920		635,797		2,594,645
Cost of Foreign Currency	3,319		—		—		—
Investments, at Value	$240,899,747	*	$194,457,686	*	$556,054,290	*	$32,389,377	*
Repurchase Agreement, at Value	653,422		240,920		635,797		2,594,645
Cash	1,864,145		—		1,111,414		682,925
Foreign Currency, at Value	3,307		—		—		—
Receivable for Capital Shares Sold	21,896,129		—		—		579,489
Dividend, Interest, and Securities Lending Income Receivable	202,593		45,544		72,941		96,092
Reclaim Receivable	40,010		12,358		—		—
Receivable for Investment Securities Sold	—		866,878		—		19,066
Total Assets	265,559,353		195,623,386		557,874,442		36,361,594
Liabilities:
Obligation to Return Securities Lending Collateral	976,500		360,041		950,160		3,877,540
Payable for Investment Securities Purchased	22,848,158		—		—		746,807
Payable due to Investment Adviser	96,589		85,410		301,596		14,970
Unrealized Depreciation on Spot Contracts	4,445		—		—		9
Cash Overdraft	—		663,976		—		—
Custodian Fees Payable	339		3,576		—		1,603
Total Liabilities	23,926,031		1,113,003		1,251,756		4,640,929
Net Assets	$241,633,322		$194,510,383		$556,622,686		$31,720,665
Net Assets Consist of:
Paid-in Capital	$263,714,681		$328,069,732		$1,009,145,503		$318,214,886
Total Distributable Loss	(22,081,359)		(133,559,349)		(452,522,817)		(286,494,221)
Net Assets	$241,633,322		$194,510,383		$556,622,686		$31,720,665
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	9,270,002		15,950,000		30,050,000		4,378,357
Net Asset Value, Offering and Redemption Price Per Share	$26.07		$12.20		$18.52		$7.24
*Includes Market Value of Securities on Loan	$936,572		$350,862		$922,475		$3,362,910
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2023 (Unaudited)

	Global X Thematic Growth ETF	Global X Video Games & Esports ETF		Global X Cybersecurity ETF	Global X Education ETF
Asets:
Cost of Investments	$—	$265,822,810		$959,943,945	$7,057,704
Cost of Repurchase Agreement	—	4,112,332		—	—
Cost of Affiliated Investments	71,963,177	—		—	—
Investments, at Value	$—	$168,009,082	*	$783,911,699	$2,784,122
Repurchase Agreement, at Value	—	4,112,332		—	—
Affiliated Investments, at Value	41,847,365	—		—	—
Cash	31,481	36,323		950,456	1,103
Receivable for Investment Securities Sold	—	—		—	6,113
Dividend, Interest, and Securities Lending Income Receivable	—	471,444		433,049	3,776
Reclaim Receivable	—	1,584		3,766	—
Receivable due from Investment Adviser	3,576	—		—	—
Total Assets	41,882,422	172,630,765		785,298,970	2,795,114
Liabilities:
Obligation to Return Securities Lending Collateral	—	6,145,633		—	—
Payable due to Investment Adviser	—	72,882		305,305	1,221
Custodian Fees Payable	19	2,731		13,752	146
Total Liabilities	19	6,221,246		319,057	1,367
Net Assets	$41,882,403	$166,409,519		$784,979,913	$2,793,747
Net Assets Consist of:
Paid-in Capital	$106,581,527	$317,459,668		$1,169,070,882	$10,568,133
Total Distributable Loss	(64,699,124)	(151,050,149)		(384,090,969)	(7,774,386)
Net Assets	$41,882,403	$166,409,519		$784,979,913	$2,793,747
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,660,000	8,470,000		32,240,000	143,181
Net Asset Value, Offering and Redemption Price Per Share	$25.23	$19.65		$24.35	$19.51
*Includes Market Value of Securities on Loan	$—	$5,805,129		$—	$—
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2023 (Unaudited)

	Global X Telemedicine & Digital Health ETF		Global X China Biotech Innovation ETF	Global X CleanTech ETF	Global X Data Center REITs & Digital Infrastructure ETF
Assets:
Cost of Investments	$216,268,253		$3,052,573	$155,873,734	$41,604,169
Cost of Repurchase Agreement	2,638,536		—	—	—
Cost of Foreign Currency	1		241	—	(185,579)
Investments, at Value	$117,604,397	*	$2,211,394	$98,984,763	$29,106,133
Repurchase Agreement, at Value	2,638,536		—	—	—
Cash	124,525		4,833	99,538	236,060
Foreign Currency, at Value	1		241	—	—
Receivable for Investment Securities Sold	776,950		—	—	198,302
Dividend, Interest, and Securities Lending Income Receivable	31,341		—	63,658	82,402
Reclaim Receivable	10,747		—	19,234	—
Total Assets	121,186,497		2,216,468	99,167,193	29,622,897
Liabilities:
Obligation to Return Securities Lending Collateral	3,943,133		—	—	—
Payable for Capital Shares Redeemed	779,669		—	—	—
Payable due to Investment Adviser	70,213		1,299	43,072	12,277
Overdraft of Foreign Currency	—		—	—	180,053
Unrealized Depreciation on Spot Contracts	—		—	—	190
Custodian Fees Payable	72		115	484	661
Total Liabilities	4,793,087		1,414	43,556	193,181
Net Assets	$116,393,410		$2,215,054	$99,123,637	$29,429,716
Net Assets Consist of:
Paid-in Capital	$297,435,628		$4,625,600	$183,080,966	$48,710,849
Total Distributable Loss	(181,042,218)		(2,410,546)	(83,957,329)	(19,281,133)
Net Assets	$116,393,410		$2,215,054	$99,123,637	$29,429,716
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	10,450,000		270,000	6,930,000	2,270,000
Net Asset Value, Offering and Redemption Price Per Share	$11.14		$8.20	$14.30	$12.96
*Includes Market Value of Securities on Loan	$3,549,472		$—	$—	$—
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2023 (Unaudited)

	Global X Clean Water ETF	Global X AgTech & Food Innovation ETF	Global X Blockchain ETF		Global X Hydrogen ETF
Assets:
Cost of Investments	$8,838,539	$8,053,255	$103,067,769		$55,245,078
Cost of Repurchase Agreement	—	—	4,060,493		—
Cost of Foreign Currency	—	40	—		—
Investments, at Value	$8,418,001	$5,424,598	$78,666,300	*	$31,793,673
Repurchase Agreement, at Value	—	—	4,060,493		—
Cash	3,557	3,214	—		80,076
Foreign Currency, at Value	2	39	—		—
Dividend, Interest, and Securities Lending Income Receivable	20,303	8,967	120,199		6,944
Reclaim Receivable	481	1,886	—		943
Unrealized Appreciation on Spot Contracts	—	138	—		7,621
Receivable for Capital Shares Sold	—	—	—		607,346
Receivable for Investment Securities Sold	—	1,039,234	—		4,192,861
Total Assets	8,442,344	6,478,076	82,846,992		36,689,464
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	6,068,162		—
Payable due to Investment Adviser	3,651	2,525	27,672		14,515
Payable for Investment Securities Purchased	—	1,087,560	—		3,847,669
Cash Overdraft	—	—	6,390,795		—
Custodian Fees Payable	11	423	449		1,519
Total Liabilities	3,662	1,090,508	12,487,078		3,863,703
Net Assets	$8,438,682	$5,387,568	$70,359,914		$32,825,761
Net Assets Consist of:
Paid-in Capital	$9,274,100	$9,805,465	$219,627,181		$70,435,911
Total Distributable Loss	(835,418)	(4,417,897)	(149,267,267)		(37,610,150)
Net Assets	$8,438,682	$5,387,568	$70,359,914		$32,825,761
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	580,000	450,000	2,735,860		3,780,000
Net Asset Value, Offering and Redemption Price Per Share	$14.55	$11.97	$25.72		$8.68
*Includes Market Value of Securities on Loan	$—	$—	$6,006,156		$—
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2023 (Unaudited)

	Global X Solar ETF	Global X Wind Energy ETF	Global X Green Building ETF	Global X Metaverse ETF
Assets:
Cost of Investments	$4,020,219	$6,420,746	$2,218,528	$2,455,034
Cost of Foreign Currency	512,038	236,482	563	—
Investments, at Value	$3,953,526	$5,218,258	$1,956,506	$2,364,507
Cash	3,606	8,614	—	1,074
Foreign Currency, at Value	512,038	236,482	561	—
Receivable for Investment Securities Sold	380,958	461,818	—	241,107
Dividend, Interest, and Securities Lending Income Receivable	944	2,090	4,962	5,669
Reclaim Receivable	231	5,226	2,853	—
Unrealized Appreciation on Spot Contracts	—	594	—	—
Total Assets	4,851,303	5,933,082	1,964,882	2,612,357
Liabilities:
Payable for Investment Securities Purchased	918,929	707,656	—	249,895
Payable due to Investment Adviser	1,746	2,278	779	972
Unrealized Depreciation on Spot Contracts	190	—	—	45
Cash Overdraft	—	—	444	—
Custodian Fees Payable	101	669	100	3
Total Liabilities	920,966	710,603	1,323	250,915
Net Assets	$3,930,337	$5,222,479	$1,963,559	$2,361,442
Net Assets Consist of:
Paid-in Capital	$5,440,109	$8,183,712	$2,544,758	$2,410,000
Total Distributable Loss	(1,509,772)	(2,961,233)	(581,199)	(48,558)
Net Assets	$3,930,337	$5,222,479	$1,963,559	$2,361,442
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	220,000	320,000	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$17.87	$16.32	$19.64	$23.61

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities/Consolidated Statement of Assets
and Liabilities
May 31, 2023 (Unaudited)

	Global X PropTech ETF	Global X Carbon Credits Strategy ETF
Assets:
Cost of Investments	$2,882,821	$1,191,337
Investments, at Value	$2,905,258	$1,191,446
Cash	—	141,295
Receivable for Investment Securities Sold	24,892	—
Reclaim Receivable	120	—
Unrealized Appreciation on Spot Contracts	1	—
Receivable for Variation Margin on Futures Contracts	—	16,361
Total Assets	2,930,271	1,349,102
Liabilities:
Payable due to Investment Adviser	1,064	87
Payable for Variation Margin on Futures Contracts	—	1,530
Cash Overdraft	396,812	—
Total Liabilities	397,876	1,617
Net Assets	$2,532,395	$1,347,485
Net Assets Consist of:
Paid-in Capital	$2,508,001	$1,396,571
Total Distributable Earnings/(Loss)	24,394	(49,086)
Net Assets	$2,532,395	$1,347,485
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	100,000	40,000
Net Asset Value, Offering and Redemption Price Per Share	$25.32	$33.69

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2023 (Unaudited)

	Global X Millennial Consumer ETF	Global X Aging Population ETF	Global X Health & Wellness ETF	Global X Robotics & Artificial Intelligence ETF
Investment Income:
Dividend Income	$285,435	$448,995	$154,579	$8,893,542
Interest Income	1,823	481	171	3,058
Security Lending Income	7,650	—	—	2,754,438
Less: Foreign Taxes Withheld	—	(27,153)	(12,877)	(1,101,281)
Total Investment Income	294,908	422,323	141,873	10,549,757
Supervision and Administration Fees(1)	248,230	142,746	54,946	5,328,227
Custodian Fees(2)	12	288	169	24,065
Total Expenses	248,242	143,034	55,115	5,352,292
Net Investment Income	46,666	279,289	86,758	5,197,465
Net Realized Gain (Loss) on:
Investments(3)	(6,551,399)	1,145,145	(1,854,903)	21,094,809
Foreign Currency Transactions	—	258	118	170,321
Net Realized Gain (Loss)	(6,551,399)	1,145,403	(1,854,785)	21,265,130
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	9,723,316	(67,931)	1,906,066	388,001,281
Futures Contracts	—	—	—	976,319
Foreign Currency Translations	—	(161)	(125)	(90,115)
Net Change in Unrealized Appreciation (Depreciation)	9,723,316	(68,092)	1,905,941	388,887,485
Net Realized and Unrealized Gain (Loss)	3,171,917	1,077,311	51,156	410,152,615
Net Increase in Net Assets Resulting from Operations	$3,218,583	$1,356,600	$137,914	$415,350,080

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2023 (Unaudited)

	Global X FinTech ETF	Global X Internet of Things ETF	Global X U.S. Infrastructure Development ETF	Global X Autonomous & Electric Vehicles ETF
Investment Income:
Dividend Income	$1,257,076	$1,959,712	$26,024,505	$10,425,292
Interest Income	7,858	4,588	98,716	8,368
Security Lending Income	1,155,360	100,051	504	2,174,271
Less: Foreign Taxes Withheld	(51,268)	(71,195)	—	(1,172,122)
Total Investment Income	2,369,026	1,993,156	26,123,725	11,435,809
Supervision and Administration Fees(1)	1,382,258	1,093,190	8,984,788	2,842,187
Custodian Fees(2)	247	1,684	993	8,085
Total Expenses	1,382,505	1,094,874	8,985,781	2,850,272
Net Investment Income	986,521	898,282	17,137,944	8,585,537
Net Realized Gain (Loss) on:
Investments(3)	(48,240,650)	8,912,573	75,556,988	(13,511,695)
Foreign Currency Transactions	(1,386)	(26,245)	—	(54,214)
Net Realized Gain (Loss)	(48,242,036)	8,886,328	75,556,988	(13,565,909)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	51,207,730	5,081,875	(194,420,838)	27,045,806
Foreign Currency Translations	7,756	6,891	—	(36,480)
Net Change in Unrealized Appreciation (Depreciation)	51,215,486	5,088,766	(194,420,838)	27,009,326
Net Realized and Unrealized Gain (Loss)	2,973,450	13,975,094	(118,863,850)	13,443,417
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,959,971	$14,873,376	$(101,725,906)	$22,028,954

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2023 (Unaudited)

	Global X Artificial Intelligence & Technology ETF	Global X Genomics & Biotechnology ETF	Global X Cloud Computing ETF	Global X Cannabis ETF
Investment Income:
Dividend Income	$989,386	$186,993	$155,120	$476,104
Interest Income	1,124	743	17,771	2,492
Security Lending Income	8,287	10,309	28,679	1,026,436
Less: Foreign Taxes Withheld	(48,985)	(8,139)	—	—
Total Investment Income	949,812	189,906	201,570	1,505,032
Supervision and Administration Fees(1)	448,394	523,403	1,887,838	107,063
Custodian Fees(2)	339	3,621	—	1,645
Total Expenses	448,733	527,024	1,887,838	108,708
Net Investment Income (Loss)	501,079	(337,118)	(1,686,268)	1,396,324
Net Realized Gain (Loss) on:
Investments(3)	(7,978,913)	(7,186,301)	(67,402,071)	(22,361,732)
Foreign Currency Transactions	9,448	1,376	416	(2,457)
Net Realized Gain (Loss)	(7,969,465)	(7,184,925)	(67,401,655)	(22,364,189)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	36,618,052	(12,512,105)	121,600,370	(10,667,929)
Foreign Currency Translations	(5,327)	(3,384)	361	9
Net Change in Unrealized Appreciation (Depreciation)	36,612,725	(12,515,489)	121,600,731	(10,667,920)
Net Realized and Unrealized Gain (Loss)	28,643,260	(19,700,414)	54,199,076	(33,032,109)
Net Increase (Decrease) in Net Assets Resulting from Operations	$29,144,339	$(20,037,532)	$52,512,808	$(31,635,785)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2023 (Unaudited)

	Global X Thematic Growth ETF	Global X Video Games & Esports ETF	Global X Cybersecurity ETF	Global X Education ETF
Investment Income:
Dividend Income	$—	$909,139	$2,016,226	$14,922
Dividend Income, from Affiliated Investments	145,950	—	—	—
Interest Income	798	1,298	56,862	81
Security Lending Income	39	72,606	—	—
Less: Foreign Taxes Withheld	—	(126,660)	(173,380)	(584)
Total Investment Income	146,787	856,383	1,899,708	14,419
Supervision and Administration Fees(1)	113,463	424,959	1,891,192	8,234
Custodian Fees(2)	26	2,732	16,267	194
Total Expenses	113,489	427,691	1,907,459	8,428
Net Investment Income (Loss)	33,298	428,692	(7,751)	5,991
Net Realized Gain (Loss) on:
Investments(3)	—	(16,710,810)	(131,644,132)	(1,137,356)
Affiliated Investments	(6,259,199)	—	—	—
Foreign Currency Transactions	—	(9,576)	25,734	56
Capital Gain Distribution from Affiliated Investments	39,404	—	—	—
Payment from Adviser(4)	136,766	—	—	—
Net Realized Gain (Loss)	(6,083,029)	(16,720,386)	(131,618,398)	(1,137,300)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	22,101,750	175,492,820	783,027
Affiliated Investments	4,182,610	—	—	—
Foreign Currency Translations	—	(25,765)	(3,714)	(70)
Net Change in Unrealized Appreciation (Depreciation)	4,182,610	22,075,985	175,489,106	782,957
Net Realized and Unrealized Gain (Loss)	(1,900,419)	5,355,599	43,870,708	(354,343)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,867,121)	$5,784,291	$43,862,957	$(348,352)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2023 (Unaudited)

	Global X Telemedicine & Digital Health ETF	Global X China Biotech Innovation ETF	Global X CleanTech ETF	Global X Data Center REITs & Digital Infrastructure ETF
Investment Income:
Dividend Income	$139,637	$5,274	$214,892	$392,124
Interest Income	8,638	72	930	5,614
Security Lending Income	41,703	—	—	—
Less: Foreign Taxes Withheld	(4,917)	(528)	(22,659)	(11,689)
Total Investment Income	185,061	4,818	193,163	386,049
Supervision and Administration Fees(1)	467,541	8,420	293,395	114,121
Custodian Fees(2)	72	114	484	1,461
Total Expenses	467,613	8,534	293,879	115,582
Net Investment Income (Loss)	(282,552)	(3,716)	(100,716)	270,467
Net Realized Gain (Loss) on:
Investments(3)	(19,528,050)	(438,440)	(2,958,305)	(5,924,005)
Foreign Currency Transactions	90	(142)	(13,116)	15,896
Net Realized Gain (Loss)	(19,527,960)	(438,582)	(2,971,421)	(5,908,109)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	7,873,269	44,872	(10,941,387)	4,416,942
Foreign Currency Translations	(613)	—	708	5,401
Net Change in Unrealized Appreciation (Depreciation)	7,872,656	44,872	(10,940,679)	4,422,343
Net Realized and Unrealized Gain (Loss)	(11,655,304)	(393,710)	(13,912,100)	(1,485,766)
Net Decrease in Net Assets Resulting from Operations	$(11,937,856)	$(397,426)	$(14,012,816)	$(1,215,299)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2023 (Unaudited)

	Global X Clean Water ETF	Global X AgTech & Food Innovation ETF	Global X Blockchain ETF	Global X Hydrogen ETF
Investment Income:
Dividend Income	$77,819	$56,696	$368	$50,951
Interest Income	53	245	1,732	1,238
Security Lending Income	—	—	833,336	—
Less: Foreign Taxes Withheld	(1,077)	(4,353)	—	(3,244)
Total Investment Income	76,795	52,588	835,436	48,945
Supervision and Administration Fees(1)	20,883	16,214	140,006	95,397
Custodian Fees(2)	12	423	453	1,519
Total Expenses	20,895	16,637	140,459	96,916
Net Investment Income (Loss)	55,900	35,951	694,977	(47,971)
Net Realized Gain (Loss) on:
Investments(3)	(72,298)	(549,356)	(20,987,326)	(4,876,609)
Foreign Currency Transactions	(103)	3,404	5,326	(8,856)
Net Realized Gain (Loss)	(72,401)	(545,952)	(20,982,000)	(4,885,465)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	242,302	(1,113,676)	46,949,314	(8,209,668)
Foreign Currency Translations	(135)	(3,057)	—	22,469
Net Change in Unrealized Appreciation (Depreciation)	242,167	(1,116,733)	46,949,314	(8,187,199)
Net Realized and Unrealized Gain (Loss)	169,766	(1,662,685)	25,967,314	(13,072,664)
Net Increase (Decrease) in Net Assets Resulting from Operations	$225,666	$(1,626,734)	$26,662,291	$(13,120,635)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2023 (Unaudited)

	Global X Solar ETF	Global X Wind Energy ETF	Global X Green Building ETF	Global X Metaverse ETF
Investment Income:
Dividend Income	$(856)	$54,224	$43,258	$18,858
Interest Income	17	763	11	1
Less: Foreign Taxes Withheld	(246)	(8,133)	(3,087)	(1,274)
Total Investment Income	(1,085)	46,854	40,182	17,585
Supervision and Administration Fees(1)	11,505	19,407	4,661	5,280
Custodian Fees(2)	101	669	102	3
Total Expenses	11,606	20,076	4,763	5,283
Net Investment Income (Loss)	(12,691)	26,778	35,419	12,302
Net Realized Gain (Loss) on:
Investments(3)	60,642	(1,195,811)	(217,408)	(104,523)
Foreign Currency Transactions	2,240	(4,459)	(395)	133
Net Realized Gain (Loss)	62,882	(1,200,270)	(217,803)	(104,390)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,019,978)	(346,352)	85,187	539,669
Foreign Currency Translations	(1,483)	(3)	(105)	(345)
Net Change in Unrealized Appreciation (Depreciation)	(1,021,461)	(346,355)	85,082	539,324
Net Realized and Unrealized Gain (Loss)	(958,579)	(1,546,625)	(132,721)	434,934
Net Increase (Decrease) in Net Assets Resulting from Operations	$(971,270)	$(1,519,847)	$(97,302)	$447,236

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statement of Operations/Consolidated Statement of Operations
For the period ended May 31, 2023 (Unaudited)

	Global X PropTech ETF(1)	Global X Carbon Credits Strategy ETF(2)
Investment Income:
Dividend Income	$2,410	$—
Interest Income	55	1,231
Less: Foreign Taxes Withheld	(484)	—
Total Investment Income	1,981	1,231
Supervision and Administration Fees(3)	1,679	87
Total Expenses	1,679	87
Net Investment Income	302	1,144
Net Realized Gain (Loss) on:
Investments(4)	1,669	(141)
Foreign Currency Transactions	(14)	(13)
Net Realized Gain (Loss)	1,655	(154)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	22,437	109
Futures Contracts	—	(50,185)
Net Change in Unrealized Appreciation (Depreciation)	22,437	(50,076)
Net Realized and Unrealized Gain (Loss)	24,092	(50,230)
Net Increase (Decrease) in Net Assets Resulting from Operations	$24,394	$(49,086)

(1)	The Fund commenced operations on April 12, 2023.
(2)	The Fund commenced operations on May 25, 2023.
(3)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Millennial Consumer ETF		Global X Aging Population ETF
	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income	$46,666	$236,942	$279,289	$386,802
Net Realized Gain (Loss)	(6,551,399)	9,451,209	1,145,403	2,044,291
Net Change in Unrealized Appreciation (Depreciation)	9,723,316	(76,800,075)	(68,092)	(4,447,220)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,218,583	(67,111,924)	1,356,600	(2,016,127)
Distributions	(220,776)	(343,441)	(34,352)	(543,653)
Return of Capital	—	—	—	(47,506)
Capital Share Transactions:
Issued	1,743,350	14,445,330	24,078,824	2,011,132
Redeemed	(13,766,574)	(68,606,325)	(19,897,537)	(17,359,342)
Increase (Decrease) in Net Assets from Capital Share Transactions	(12,023,224)	(54,160,995)	4,181,287	(15,348,210)
Total Increase (Decrease) in Net Assets	(9,025,417)	(121,616,360)	5,503,535	(17,955,496)
Net Assets:
Beginning of Year/Period	105,459,006	227,075,366	41,800,487	59,755,983
End of Year/Period	$96,433,589	$105,459,006	$47,304,022	$41,800,487
Share Transactions:
Issued	60,000	420,000	890,000	70,000
Redeemed	(480,000)	(2,030,000)	(730,000)	(670,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(420,000)	(1,610,000)	160,000	(600,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Health & Wellness ETF		Global X Robotics & Artificial Intelligence ETF
	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income	$86,758	$248,911	$5,197,465	$2,801,530
Net Realized Gain (Loss)	(1,854,785)	(1,169,220)	21,265,130	(177,211,794)
Net Change in Unrealized Appreciation (Depreciation)	1,905,941	(7,991,033)	388,887,485	(914,255,469)
Net Increase (Decrease) in Net Assets Resulting from Operations	137,914	(8,911,342)	415,350,080	(1,088,665,733)
Distributions	(123,433)	(287,193)	—	(2,507,983)
Return of Capital	—	—	—	(547,284)
Capital Share Transactions:
Issued	—	—	535,550,526	55,949,780
Redeemed	(7,653,690)	(8,241,206)	(104,140,328)	(325,775,436)
Increase (Decrease) in Net Assets from Capital Share Transactions	(7,653,690)	(8,241,206)	431,410,198	(269,825,656)
Total Increase (Decrease) in Net Assets	(7,639,209)	(17,439,741)	846,760,278	(1,361,546,656)
Net Assets:
Beginning of Year/Period	22,651,589	40,091,330	1,341,941,735	2,703,488,391
End of Year/Period	$15,012,380	$22,651,589	$2,188,702,013	$1,341,941,735
Share Transactions:
Issued	—	—	20,940,000	2,360,000
Redeemed	(350,000)	(370,000)	(4,460,000)	(13,320,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(350,000)	(370,000)	16,480,000	(10,960,000)
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X FinTech ETF		Global X Internet of Things ETF
	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income	$986,521	$2,431,454	$898,282	$2,432,495
Net Realized Gain (Loss)	(48,242,036)	(55,309,208)	8,886,328	22,615,599
Net Change in Unrealized Appreciation (Depreciation)	51,215,486	(570,594,245)	5,088,766	(124,255,011)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,959,971	(623,471,999)	14,873,376	(99,206,917)
Distributions	(23,576)	(61,756,013)	(1,783,286)	(2,272,300)
Return of Capital	—	(1,435,476)	—	—
Capital Share Transactions:
Issued	638,203	92,458,761	61,954,653	5,234,626
Redeemed	(85,329,369)	(239,338,117)	(69,900,467)	(115,349,802)
Decrease in Net Assets from Capital Share Transactions	(84,691,166)	(146,879,356)	(7,945,814)	(110,115,176)
Total Increase (Decrease) in Net Assets	(80,754,771)	(833,542,844)	5,144,276	(211,594,393)
Net Assets:
Beginning of Year/Period	455,462,688	1,289,005,532	305,696,685	517,291,078
End of Year/Period	$374,707,917	$455,462,688	$310,840,961	$305,696,685
Share Transactions:
Issued	30,000	2,990,000	1,880,000	150,000
Redeemed	(4,220,000)	(9,030,000)	(2,210,000)	(3,870,000)
Net Decrease in Shares Outstanding from Share Transactions	(4,190,000)	(6,040,000)	(330,000)	(3,720,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Infrastructure Development ETF		Global X Autonomous & Electric Vehicles ETF
	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income	$17,137,944	$32,095,675	$8,585,537	$7,982,083
Net Realized Gain (Loss)	75,556,988	228,588,104	(13,565,909)	(9,795,757)
Net Change in Unrealized Appreciation (Depreciation)	(194,420,838)	(278,686,344)	27,009,326	(338,571,837)
Net Increase (Decrease) in Net Assets Resulting from Operations	(101,725,906)	(18,002,565)	22,028,954	(340,385,511)
Distributions	(18,785,463)	(31,995,449)	(5,284,128)	(6,444,185)
Capital Share Transactions:
Issued	690,142,566	324,468,536	16,284,108	351,709,374
Redeemed	(311,489,481)	(1,712,274,023)	(96,245,693)	(444,947,400)
Increase (Decrease) in Net Assets from Capital Share Transactions	378,653,085	(1,387,805,487)	(79,961,585)	(93,238,026)
Total Increase (Decrease) in Net Assets	258,141,716	(1,437,803,501)	(63,216,759)	(440,067,722)
Net Assets:
Beginning of Year/Period	3,748,693,233	5,186,496,734	883,478,306	1,323,546,028
End of Year/Period	$4,006,834,949	$3,748,693,233	$820,261,547	$883,478,306
Share Transactions:
Issued	23,930,000	11,680,000	720,000	12,430,000
Redeemed	(11,200,000)	(68,280,000)	(4,330,000)	(17,360,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	12,730,000	(56,600,000)	(3,610,000)	(4,930,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Artificial Intelligence & Technology ETF		Global X Genomics & Biotechnology ETF
	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income (Loss)	$501,079	$691,949	$(337,118)	$(418,967)
Net Realized Gain (Loss)	(7,969,465)	(2,705,217)	(7,184,925)	(62,425,028)
Net Change in Unrealized Appreciation (Depreciation)	36,612,725	(62,316,345)	(12,515,489)	(16,208,310)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,144,339	(64,329,613)	(20,037,532)	(79,052,305)
Distributions	(326,535)	(441,670)	—	(81,403)
Capital Share Transactions:
Issued	108,218,376	47,368,029	33,678,700	95,288,092
Redeemed	(25,921,309)	(38,412,762)	(28,471,536)	(62,385,729)
Increase in Net Assets from Capital Share Transactions	82,297,067	8,955,267	5,207,164	32,902,363
Total Increase (Decrease) in Net Assets	111,114,871	(55,816,016)	(14,830,368)	(46,231,345)
Net Assets:
Beginning of Year/Period	130,518,451	186,334,467	209,340,751	255,572,096
End of Year/Period	$241,633,322	$130,518,451	$194,510,383	$209,340,751
Share Transactions:
Issued	4,370,000	1,830,000	2,640,000	7,440,000
Redeemed	(1,160,000)	(1,670,000)	(2,250,000)	(4,280,000)
Net Increase in Shares Outstanding from Share Transactions	3,210,000	160,000	390,000	3,160,000
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Cloud Computing ETF		Global X Cannabis ETF
	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022‡
Operations:
Net Investment Income (Loss)	$(1,686,268)	$(5,837,330)	$1,396,324	$2,076,091
Net Realized Gain (Loss)	(67,401,655)	(32,796,967)	(22,364,189)	(121,608,211)
Net Change in Unrealized Appreciation (Depreciation)	121,600,731	(435,747,939)	(10,667,920)	42,541,932
Net Increase (Decrease) in Net Assets Resulting from Operations	52,512,808	(474,382,236)	(31,635,785)	(76,990,188)
Distributions	—	(21,230,047)	(268,380)	(3,318,441)
Return of Capital	—	—	—	(93,835)
Capital Share Transactions:
Issued	6,256,881	214,938,579	8,625,871	32,580,931
Redeemed	(91,231,529)	(447,785,742)	(905,310)	(1,823,041)
Increase (Decrease) in Net Assets from Capital Share Transactions	(84,974,648)	(232,847,163)	7,720,561	30,757,890
Total Decrease in Net Assets	(32,461,840)	(728,459,446)	(24,183,604)	(49,644,574)
Net Assets:
Beginning of Year/Period	589,084,526	1,317,543,972	55,904,269	105,548,843
End of Year/Period	$556,622,686	$589,084,526	$31,720,665	$55,904,269
Share Transactions:
Issued	340,000	11,620,000	730,000	1,351,667
Redeemed	(5,420,000)	(22,920,000)	(90,000)	(48,310)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(5,080,000)	(11,300,000)	640,000	1,303,357

‡  Share transactions have been adjusted to reflect the effect of a 1 for 6 reverse share split on June 10, 2022 (See Note 10 in the Notes to Financial Statements).
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Thematic Growth ETF		Global X Video Games & Esports ETF
	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income	$33,298	$1,047,562	$428,692	$972,755
Net Realized Gain (Loss)	(6,083,029)	(30,828,958)	(16,720,386)	(68,135,773)
Net Change in Unrealized Appreciation (Depreciation)	4,182,610	(20,455,146)	22,075,985	(62,793,437)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,867,121)	(50,236,542)	5,784,291	(129,956,455)
Distributions	(579,070)	(1,542,588)	(47,338)	(2,992,635)
Return of Capital	—	—	—	(526,728)
Capital Share Transactions:
Issued	8,397,417	22,705,538	19,947,820	35,827,260
Redeemed	(15,048,057)	(30,028,614)	(33,350,021)	(213,511,657)
Decrease in Net Assets from Capital Share Transactions	(6,650,640)	(7,323,076)	(13,402,201)	(177,684,397)
Total Decrease in Net Assets	(9,096,831)	(59,102,206)	(7,665,248)	(311,160,215)
Net Assets:
Beginning of Year/Period	50,979,234	110,081,440	174,074,767	485,234,982
End of Year/Period	$41,882,403	$50,979,234	$166,409,519	$174,074,767
Share Transactions:
Issued	310,000	600,000	1,000,000	1,680,000
Redeemed	(600,000)	(960,000)	(1,710,000)	(8,940,000)
Net Decrease in Shares Outstanding from Share Transactions	(290,000)	(360,000)	(710,000)	(7,260,000)
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Cybersecurity ETF		Global X Education ETF‡
	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income (Loss)	$(7,751)	$(1,214,033)	$5,991	$15,717
Net Realized Gain (Loss)	(131,618,398)	(27,318,877)	(1,137,300)	(2,073,239)
Net Change in Unrealized Appreciation (Depreciation)	175,489,106	(350,784,382)	782,957	479,978
Net Increase (Decrease) in Net Assets Resulting from Operations	43,862,957	(379,317,292)	(348,352)	(1,577,544)
Distributions	(12,980,811)	(7,499,545)	(37,708)	(12,790)
Capital Share Transactions:
Issued	51,081,483	439,627,711	19	—
Redeemed	(264,925,978)	(216,958,896)	(198,591)	(1,518,994)
Increase (Decrease) in Net Assets from Capital Share Transactions	(213,844,495)	222,668,815	(198,572)	(1,518,994)
Total Decrease in Net Assets	(182,962,349)	(164,148,022)	(584,632)	(3,109,328)
Net Assets:
Beginning of Year/Period	967,942,262	1,132,090,284	3,378,379	6,487,707
End of Year/Period	$784,979,913	$967,942,262	$2,793,747	$3,378,379
Share Transactions:
Issued	2,370,000	15,260,000	—	—
Redeemed	(12,490,000)	(8,560,000)	(10,152)	(73,334)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(10,120,000)	6,700,000	(10,152)	(73,334)

‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on December 19, 2022 (See Note 10 in the Notes to Financial Statements).
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Telemedicine & Digital Health ETF		Global X China Biotech Innovation ETF
	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income (Loss)	$(282,552)	$(111,032)	$(3,716)	$3,948
Net Realized Gain (Loss)	(19,527,960)	(71,776,175)	(438,582)	(776,005)
Net Change in Unrealized Appreciation (Depreciation)	7,872,656	5,693,308	44,872	(918,709)
Net Decrease in Net Assets Resulting from Operations	(11,937,856)	(66,193,899)	(397,426)	(1,690,766)
Return of Capital	—	—	—	(5,370)
Capital Share Transactions:
Issued	2,470,601	9,701,359	—	—
Redeemed	(24,214,405)	(269,008,305)	—	—
Decrease in Net Assets from Capital Share Transactions	(21,743,804)	(259,306,946)	—	—
Total Decrease in Net Assets	(33,681,660)	(325,500,845)	(397,426)	(1,696,136)
Net Assets:
Beginning of Year/Period	150,075,070	475,575,915	2,612,480	4,308,616
End of Year/Period	$116,393,410	$150,075,070	$2,215,054	$2,612,480
Share Transactions:
Issued	200,000	720,000	—	—
Redeemed	(2,020,000)	(17,590,000)	—	—
Net Decrease in Shares Outstanding from Share Transactions	(1,820,000)	(16,870,000)	—	—
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X CleanTech ETF		Global X Data Center REITs & Digital Infrastructure ETF
	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income (Loss)	$(100,716)	$198,871	$270,467	$758,014
Net Realized Gain (Loss)	(2,971,421)	(7,329,070)	(5,908,109)	371,952
Net Change in Unrealized Appreciation (Depreciation)	(10,940,679)	(27,310,251)	4,422,343	(21,885,940)
Net Decrease in Net Assets Resulting from Operations	(14,012,816)	(34,440,450)	(1,215,299)	(20,755,974)
Distributions	(205,777)	(499,449)	(1,159,421)	(1,090,368)
Capital Share Transactions:
Issued	1,309,381	31,320,380	9,423,706	30,021,389
Redeemed	(15,809,142)	(43,996,875)	(40,762,558)	(23,129,344)
Increase (Decrease) in Net Assets from Capital Share Transactions	(14,499,761)	(12,676,495)	(31,338,852)	6,892,045
Total Decrease in Net Assets	(28,718,354)	(47,616,394)	(33,713,572)	(14,954,297)
Net Assets:
Beginning of Year/Period	127,841,991	175,458,385	63,143,288	78,097,585
End of Year/Period	$99,123,637	$127,841,991	$29,429,716	$63,143,288
Share Transactions:
Issued	80,000	1,910,000	710,000	1,900,000
Redeemed	(1,040,000)	(2,610,000)	(3,110,000)	(1,610,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(960,000)	(700,000)	(2,400,000)	290,000
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Clean Water ETF		Global X AgTech & Food Innovation ETF
	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income	$55,900	$112,669	$35,951	$38,231
Net Realized Gain (Loss)	(72,401)	(320,139)	(545,952)	(801,019)
Net Change in Unrealized Appreciation (Depreciation)	242,167	(784,043)	(1,116,733)	(596,572)
Net Increase (Decrease) in Net Assets Resulting from Operations	225,666	(991,513)	(1,626,734)	(1,359,360)
Distributions	(79,323)	(123,205)	(18,798)	(61,689)
Capital Share Transactions:
Issued	712,049	1,075,120	312,596	4,114,321
Redeemed	—	(1,079,551)	—	(1,506,248)
Increase (Decrease) in Net Assets from Capital Share Transactions	712,049	(4,431)	312,596	2,608,073
Total Increase (Decrease) in Net Assets	858,392	(1,119,149)	(1,332,936)	1,187,024
Net Assets:
Beginning of Year/Period	7,580,290	8,699,439	6,720,504	5,533,480
End of Year/Period	$8,438,682	$7,580,290	$5,387,568	$6,720,504
Share Transactions:
Issued	50,000	80,000	20,000	230,000
Redeemed	—	(70,000)	—	(80,000)
Net Increase in Shares Outstanding from Share Transactions	50,000	10,000	20,000	150,000
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Blockchain ETF‡		Global X Hydrogen ETF
	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income (Loss)	$694,977	$910,880	$(47,971)	$(75,851)
Net Realized Gain (Loss)	(20,982,000)	(99,270,593)	(4,885,465)	(8,989,433)
Net Change in Unrealized Appreciation (Depreciation)	46,949,314	(74,900,532)	(8,187,199)	(14,734,793)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,662,291	(173,260,245)	(13,120,635)	(23,800,077)
Distributions	(77,725)	(4,767,818)	—	(15,749)
Return of Capital	—	(90,192)	—	—
Capital Share Transactions:
Issued	6,135,515	106,151,308	11,470,419	32,016,528
Redeemed	(7,587,084)	(10,526,348)	(3,558,594)	(2,593,499)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,451,569)	95,624,960	7,911,825	29,423,029
Total Increase (Decrease) in Net Assets	25,132,997	(82,493,295)	(5,208,810)	5,607,203
Net Assets:
Beginning of Year/Period	45,226,917	127,720,212	38,034,571	32,427,368
End of Year/Period	$70,359,914	$45,226,917	$32,825,761	$38,034,571
Share Transactions:
Issued	347,500	2,045,000	960,000	1,960,000
Redeemed	(371,640)	(272,500)	(280,000)	(190,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(24,140)	1,772,500	680,000	1,770,000

‡  Share transactions have been adjusted to reflect the effect of a 1 for 4 reverse share split on December 19, 2022 (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Solar ETF		Global X Wind Energy ETF
	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income (Loss)	$(12,691)	$(15,160)	$26,778	$25,770
Net Realized Gain (Loss)	62,882	(1,875,069)	(1,200,270)	(530,941)
Net Change in Unrealized Appreciation (Depreciation)	(1,021,461)	927,409	(346,355)	(656,340)
Net Decrease in Net Assets Resulting from Operations	(971,270)	(962,820)	(1,519,847)	(1,161,511)
Distributions	—	(748)	(14,920)	(11,474)
Return of Capital	—	(1,369)	—	—
Capital Share Transactions:
Issued	—	14,360,783	13,711,429	—
Redeemed	(1,053,849)	(16,435,003)	(10,295,108)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,053,849)	(2,074,220)	3,416,321	—
Total Increase (Decrease) in Net Assets	(2,025,119)	(3,039,157)	1,881,554	(1,172,985)
Net Assets:
Beginning of Year/Period	5,955,456	8,994,613	3,340,925	4,513,910
End of Year/Period	$3,930,337	$5,955,456	$5,222,479	$3,340,925
Share Transactions:
Issued	—	740,000	730,000	—
Redeemed	(50,000)	(820,000)	(600,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	(80,000)	130,000	—

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	Global X Green Building ETF		Global X Metaverse ETF
	Period Ended May 31, 2023 (Unaudited)	Period Ended November 30, 2022(1)	Period Ended May 31, 2023 (Unaudited)	Period Ended November 30, 2022(2)
Operations:
Net Investment Income	$35,419	$49,324	$12,302	$38,718
Net Realized Gain (Loss)	(217,803)	(128,565)	(104,390)	140,098
Net Change in Unrealized Appreciation (Depreciation)	85,082	(347,200)	539,324	(630,117)
Net Increase (Decrease) in Net Assets Resulting from Operations	(97,302)	(426,441)	447,236	(451,301)
Distributions	(41,509)	(15,947)	(6,180)	(38,313)
Capital Share Transactions:
Issued	1,528,470	2,537,580	—	2,410,000
Redeemed	(1,521,292)	—	—	—
Increase in Net Assets from Capital Share Transactions	7,178	2,537,580	—	2,410,000
Total Increase (Decrease) in Net Assets	(131,633)	2,095,192	441,056	1,920,386
Net Assets:
Beginning of Period	2,095,192	—	1,920,386	—
End of Period	$1,963,559	$2,095,192	$2,361,442	$1,920,386
Share Transactions:
Issued	70,000	100,000	—	100,000
Redeemed	(70,000)	—	—	—
Net Increase in Shares Outstanding from Share Transactions	—	100,000	—	100,000

(1)	The Fund commenced operations on April 11, 2022.
(2)	The Fund commenced operations on April 26, 2022.
The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets/Consolidated Statement of
Changes in Net Assets

	Global X PropTech ETF	Global X Carbon Credits Strategy ETF
	Period Ended May 31, 2023(1) (Unaudited)	Period Ended May 31, 2023(2) (Unaudited)
Operations:
Net Investment Income	$302	$1,144
Net Realized Gain (Loss)	1,655	(154)
Net Change in Unrealized Appreciation (Depreciation)	22,437	(50,076)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,394	(49,086)
Capital Share Transactions:
Issued	2,508,001	1,396,571
Increase in Net Assets from Capital Share Transactions	2,508,001	1,396,571
Total Increase in Net Assets	2,532,395	1,347,485
Net Assets:
Beginning of Period	—	—
End of Period	$2,532,395	$1,347,485
Share Transactions:
Issued	100,000	40,000
Net Increase in Shares Outstanding from Share Transactions	100,000	40,000

(1)	The Fund commenced operations on April 12, 2023.
(2)	The Fund commenced operations on May 25, 2023.
The accompanying notes are an integral part of the financial statements.

Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Millennial Consumer ETF
2023 (Unaudited)	28.43	0.01	0.93	0.94	(0.06)	—	—
2022	42.68	0.05	(14.23)	(14.18)	(0.07)	—	—
2021	35.23	0.08	7.43	7.51	(0.06)	—	—
2020	25.55	0.05	9.74	9.79	(0.10)	(0.01)	—
2019	21.57	0.10	3.99	4.09	(0.10)	(0.01)	—
2018	19.11	0.09	2.54	2.63	(0.05)	(0.12)	—
Global X Aging Population ETF
2023 (Unaudited)	26.46	0.13	0.62	0.75	(0.02)	—	—
2022	27.41	0.20	(0.87)	(0.67)	(0.26)	—	(0.02)
2021	26.82	0.13	0.55	0.68	(0.09)	—	—
2020	23.55	0.10	3.35	3.45	(0.13)	(0.05)	—
2019	20.67	0.13	2.99	3.12	(0.18)	(0.06)	—
2018	19.60	0.13	1.14	1.27	(0.09)	(0.11)	—
Global X Health & Wellness ETF
2023 (Unaudited)	21.37	0.09	(0.20)	(0.11)	(0.12)	—	—
2022	28.04	0.21	(6.66)	(6.45)	(0.22)	—	—
2021	24.11	0.20	3.87	4.07	(0.14)	—	—
2020	21.17	0.10	2.92	3.02	(0.08)	—	—
2019	18.59	0.14	2.60	2.74	(0.16)	—	—
2018	16.75	0.14	2.18	2.32	(0.15)	(0.33)	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^
Effective April 1, 2020, the Fund's fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.56%, 0.68% and 0.68%, for the years ended November 30, 2020, 2019 and 2018, respectively.

^^
Effective April 1, 2020, the Fund's fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.55%, 0.68% and 0.68%, for the years ended November 30, 2020, 2019 and 2018, respectively.

‡
Effective April 1, 2020, the Fund's fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.57%, 0.68% and 0.68%, for the years ended November 30, 2020, 2019 and 2018, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
(0.06)	29.31	3.34	96,434	0.50	†	0.09	†	13.22
(0.07)	28.43	(33.29)	105,459	0.50		0.17		14.75
(0.06)	42.68	21.33	227,075	0.50		0.18		11.59
(0.11)	35.23	38.47	114,511	0.50^		0.19		7.11
(0.11)	25.55	19.07	75,383	0.50^		0.42		10.44
(0.17)	21.57	13.87	31,279	0.50^		0.40		10.94

(0.02)	27.19	2.84	47,304	0.50	†	0.98	†	11.78
(0.28)	26.46	(2.47)	41,800	0.50		0.76		13.50
(0.09)	27.41	2.51	59,756	0.50		0.43		19.57
(0.18)	26.82	14.79	42,907	0.50	^^	0.43		9.10
(0.24)	23.55	15.38	23,548	0.50	^^	0.62		14.18
(0.20)	20.67	6.55	15,503	0.5	^^	0.63		14.39

(0.12)	21.14	(0.53)	15,012	0.50	†	0.79	†	7.36
(0.22)	21.37	(23.11)	22,652	0.50		0.90		13.49
(0.14)	28.04	16.90	40,091	0.50		0.71		14.90
(0.08)	24.11	14.34	20,496	0.50	‡	0.48		20.54
(0.16)	21.17	14.89	20,115	0.50	‡	0.74		18.05
(0.48)	18.59	14.16	10,222	0.50	‡	0.77		20.93

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Robotics & Artificial Intelligence ETF
2023 (Unaudited)	21.09	0.08	6.15	6.23	—	—	—
2022	36.24	0.04	(15.14)	(15.10)	(0.04)	—	(0.01)
2021	31.78	0.02	4.50	4.52	(0.02)	—	(0.04)
2020	21.43	0.05	10.39	10.44	(0.08)	—	(0.01)
2019	19.70	0.19	1.93	2.12	(0.39)	—	—
2018	23.96	0.19	(4.45)	(4.26)	— ***	— ***	—
Global X FinTech ETF
2023 (Unaudited)	20.44	0.05	0.22	0.27	— ***	—	—
2022	45.52	0.09	(22.96)	(22.87)	(2.16)	—	(0.05)
2021	42.75	(0.13)	2.90	2.77	—	—	—
2020	30.49	(0.11)	12.37	12.26	—	—	—
2019	24.55	(0.08)	6.06	5.98	—	—	(0.04)
2018	21.79	(0.08)	2.86	2.78	—	(0.02)	—
Global X Internet of Things ETF
2023 (Unaudited)	30.54	0.09	1.66	1.75	(0.18)	—	—
2022	37.68	0.21	(7.17)	(6.96)	(0.13)	(0.05)	—
2021	29.95	0.13	7.72	7.85	(0.12)	—	—
2020	22.89	0.17	7.08	7.25	(0.19)	—	—
2019	18.04	0.20	4.93	5.13	(0.28)	—	—
2018	20.12	0.17	(2.03)	(1.86)	(0.11)	(0.11)	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††
—	27.32	29.54	2,188,702	0.68	†	0.66 †	8.65
(0.05)	21.09	(41.67)	1,341,942	0.69		0.16	29.86
(0.06)	36.24	14.23	2,703,488	0.68		0.06	22.66
(0.09)	31.78	48.90	2,158,175	0.68		0.21	22.27
(0.39)	21.43	11.16	1,479,984	0.68		0.98	10.97
— ***	19.70	(17.77)	1,726,274	0.70		0.83	28.50

— ***	20.71	1.33	374,708	0.68	†	0.49 †	7.39
(2.21)	20.44	(52.58)	455,463	0.68		0.33	38.15
—	45.52	6.48	1,289,006	0.68		(0.28)	29.60
—	42.75	40.21	874,175	0.68		(0.33)	15.75
(0.04)	30.49	24.42	413,152	0.68		(0.29)	16.40
(0.02)	24.55	12.79	327,734	0.68		(0.29)	20.58

(0.18)	32.11	5.79	310,841	0.68	†	0.56 †	9.09
(0.18)	30.54	(18.52)	305,697	0.68		0.67	8.40
(0.12)	37.68	26.24	517,291	0.68		0.37	9.25
(0.19)	29.95	31.88	296,508	0.68		0.71	14.28
(0.28)	22.89	29.01	131,627	0.68		1.04	11.71
(0.22)	18.04	(9.33)	82,983	0.69		0.88	16.69

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X U.S. Infrastructure Development ETF
2023 (Unaudited)	27.94	0.12	(0.64)	(0.52)	(0.14)	—	—
2022	27.19	0.19	0.74	0.93	(0.17)	(0.01)	—
2021	20.24	0.17	6.87	7.04	(0.09)	— ***	—
2020	17.43	0.16	2.74	2.90	(0.09)	—	—
2019	15.57	0.13	1.90	2.03	(0.17)	—	—
2018	16.16	0.14	(0.68)	(0.54)	(0.05)	—	—
Global X Autonomous & Electric Vehicles ETF
2023 (Unaudited)	22.89	0.23	0.47	0.70	(0.14)	—	—
2022	30.41	0.19	(7.56)	(7.37)	(0.13)	(0.02)	—
2021	21.75	0.09	8.65	8.74	(0.08)	—	—
2020	14.15	0.11	7.61	7.72	(0.12)	—	—
2019	13.26	0.22	1.11	1.33	(0.44)	—	—
2018(1)	15.00	0.11	(1.85)	(1.74)	—	—	—
Global X Artificial Intelligence & Technology ETF
2023 (Unaudited)	21.54	0.09	4.50	4.59	(0.06)	—	—
2022	31.58	0.11	(10.08)	(9.97)	(0.07)	—	—
2021	25.84	0.05	5.78	5.83	(0.09)	—	—
2020	17.35	0.17	8.44	8.61	(0.12)	—	—
2019	14.24	0.10	3.13	3.23	(0.12)	—	—
2018(2)	15.00	0.05	(0.81)	(0.76)	—	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^
Effective April 1, 2019, the Fund's fees were permanently lowered to 0.47%. Prior to April 1, 2019, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.50% and 0.58% for the years ended November 30, 2019 and 2018, respectively.

(1)	The Fund commenced operations on April 13, 2018.
(2)	The Fund commenced operations on May 11, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
(0.14)	27.28	(1.85)	4,006,835	0.47	†	0.90	†	6.22
(0.18)	27.94	3.48	3,748,693	0.47		0.74		9.78
(0.09)	27.19	34.90	5,186,497	0.47		0.64		10.07
(0.09)	20.24	16.77	653,635	0.47		0.96		9.08
(0.17)	17.43	13.28	183,065	0.47	^	0.81		9.18
(0.05)	15.57	(3.36)	140,914	0.47	^	0.77		6.76

(0.14)	23.45	3.16	820,262	0.68	†	2.05	†	14.86
(0.15)	22.89	(24.25)	883,478	0.68		0.74		34.76
(0.08)	30.41	40.22	1,323,546	0.68		0.33		18.17
(0.12)	21.75	54.98	135,923	0.68		0.67		13.76
(0.44)	14.15	10.61	14,855	0.68		1.67		31.26
—	13.26	(11.60)	15,248	0.68	†	1.21	†	23.57

(0.06)	26.07	21.36	241,633	0.68	†	0.76	†	10.36
(0.07)	21.54	(31.58)	130,518	0.68		0.46		21.28
(0.09)	31.58	22.60	186,334	0.68		0.17		26.37
(0.12)	25.84	49.84	120,169	0.68		0.79		19.45
(0.12)	17.35	22.87	44,245	0.68		0.61		16.34
—	14.24	(5.07)	42,001	0.68	†	0.54	†	7.93

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Genomics & Biotechnology ETF
2023 (Unaudited)	13.45	(0.02)	(1.23)	(1.25)	—	—	—
2022	20.61	(0.03)	(7.12)	(7.15)	(0.01)	—	—
2021	21.01	(0.08)	(0.29)	(0.37)	—	(0.03)	—
2020	15.61	(0.07)	5.47	5.40	—	—	—
2019(1)	15.28	(0.05)	0.38	0.33	—	—	—
Global X Cloud Computing ETF
2023 (Unaudited)	16.77	(0.05)	1.80	1.75	—	—	—
2022	28.38	(0.15)	(10.99)	(11.14)	—	(0.47)	—
2021	25.84	(0.15)	2.69	2.54	—	—	—
2020	15.99	(0.11)	9.97	9.86	—	(0.01)	—
2019(2)	15.06	(0.04)	0.97	0.93	—	—	—
Global X Cannabis ETF
2023 (Unaudited)	14.95	0.34	(7.98)	(7.64)	(0.07)	—	—
2022(3)	43.32	0.69	(27.82)	(27.13)	(1.21)	—	(0.03)
2021(3)	72.30	1.32	(28.86)	(27.54)	(1.44)	—	—
2020(3)	91.86	4.86	(20.76)	(15.90)	(3.66)	—	—
2019(3)(4)	146.46	1.32	(55.92)	(54.60)	—	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Effective June 15 2020, the Fund's fees were permanently lowered to 0.50%.
(1)	The Fund commenced operations on April 5, 2019.
(2)	The Fund commenced operations on April 12, 2019.
(3)	Per share amounts have been adjusted for a 1 for 6 reverse share split on June 10, 2022 (See Note 10 in the Notes to Financial Statements.)
(4)	The Fund commenced operations on September 17, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
—	12.20	(9.29)	194,510	0.50	†	(0.32	)†	9.46
(0.01)	13.45	(34.72)	209,341	0.50		(0.21)		39.39
(0.03)	20.61	(1.77)	255,572	0.50		(0.35)		29.25
—	21.01	34.59	81,951	0.56	‡	(0.40)		29.76
—	15.61	2.16	18,734	0.68	†	(0.59	)†	23.12

—	18.52	10.44	556,623	0.68	†	(0.61	)†	15.45
(0.47)	16.77	(39.88)	589,085	0.68		(0.74)		31.21
—	28.38	9.83	1,317,544	0.68		(0.53)		23.77
(0.01)	25.84	61.68	1,405,489	0.68		(0.53)		23.03
—	15.99	6.18	472,386	0.68	†	(0.44	)†	12.52

(0.07)	7.24	(51.26)	31,721	0.51	†	6.52	†	19.27
(1.24)	14.95	(63.88)	55,904	0.51		3.05		65.14
(1.44)	43.32	(38.79)	105,549	0.50		1.76		113.26
(3.66)	72.30	(17.03)	36,160	0.51		8.11		59.79
—	91.86	(37.28)	4,594	0.50	†	6.19	†	11.40

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Thematic Growth ETF
2023 (Unaudited)	26.14	0.02	(0.63)	(0.61)	(0.30)	—	—
2022	47.65	0.44	(21.33)	(20.89)	(0.62)	—	—
2021	42.45	0.39	5.10	5.49	(0.29)	—	—
2020	26.50	0.10	15.96	16.06	(0.11)	—	—
2019(1)	25.23	—	1.27	1.27	—	—	—
Global X Video Games & Esports ETF
2023 (Unaudited)	18.96	0.05	0.65	0.70	(0.01)	—	—
2022	29.52	0.08	(10.39)	(10.31)	(0.14)	(0.07)	(0.04)
2021	28.57	0.04	1.14	1.18	(0.23)	— ***	—
2020	15.73	0.02	12.86	12.88	(0.04)	—	—
2019(1)	14.99	—	0.74	0.74	—	—	—
Global X Cybersecurity ETF
2023 (Unaudited)	22.85	—	1.82	1.82	—	(0.32)	—
2022	31.75	(0.03)	(8.66)	(8.69)	(0.09)	(0.12)	—
2021	22.75	0.12	8.90	9.02	(0.01)	(0.01)	—
2020	17.14	0.09	5.67	5.76	(0.13)	(0.02)	—
2019(1)	15.27	—	1.87	1.87	—	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
Effective for the fiscal year ended November 30, 2022, the Fund began presenting acquired fund fees borne by the Adviser as part of its unitary fee agreement (See Note 3 in Notes to Financial Statements) as a realized gain on the Statement of Operations as compared to a contra-expense as in prior fiscal years. If such amounts had been presented as a realized gain in years prior to 2022, the ratio of Expenses to Average Net Assets would have been 0.50% each year.

^
Effective April 1, 2021, the Fund’s management fees were permanently lowered to 0.50%. Prior to April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.52%, 0.60% and 0.60% for the years ended November 30, 2021, 2020 and 2019, respectively.

#	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(1)	The Fund commenced operations on October 25, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
(0.30)	25.23	(2.21)	41,882	0.50	#†	0.15	†	14.12
(0.62)	26.14	(44.36)	50,979	0.50	#	1.32		55.00
(0.29)	47.65	12.95	110,081	(0.13	)#‡	0.77		32.16
(0.11)	42.45	60.81	36,081	(0.12	)#‡	0.29		103.23
—	26.50	5.03	2,650	(0.15	)#†‡	0.15	†	—

(0.01)	19.65	3.67	166,410	0.50	†	0.50	†	8.70
(0.25)	18.96	(35.19)	174,075	0.50		0.36		55.72
(0.23)	29.52	4.09	485,235	0.50		0.09		23.45
(0.04)	28.57	82.04	481,341	0.50		0.04		12.02
—	15.73	4.94	1,573	0.50	†	(0.45	)†	0.27

(0.32)	24.35	8.23	784,980	0.50	†	—	†	9.38
(0.21)	22.85	(27.56)	967,942	0.51		(0.11)		57.81
(0.02)	31.75	39.68	1,132,090	0.50	^	0.41		26.34
(0.15)	22.75	33.78	46,634	0.50	^	0.43		21.29
—	17.14	12.25	1,714	0.50	^†	(0.16	)†	3.57

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Education ETF
2023(1) (Unaudited)	22.03	0.04	(2.31)	(2.27)	(0.25)	—	—
2022(1)	28.62	0.08	(6.61)	(6.53)	(0.06)	—	—
2021(1)	51.42	0.03	(22.80)	(22.77)	— ***	—	(0.03)
2020(1)(2)	45.60	(0.03)	5.85	5.82	—	—	—
Global X Telemedicine & Digital Health ETF
2023 (Unaudited)	12.23	(0.02)	(1.07)	(1.09)	—	—	—
2022	16.32	(0.01)	(4.08)	(4.09)	—	—	—
2021	18.41	(0.10)	(1.98)	(2.08)	(0.01)	—	—
2020(3)	15.23	0.01	3.17	3.18	—	—	—
Global X China Biotech Innovation ETF
2023 (Unaudited)	9.68	(0.01)	(1.47)	(1.48)	—	—	—
2022	15.96	0.01	(6.27)	(6.26)	—	—	(0.02)
2021	14.88	(0.05)	1.13	1.08	—	—	—
2020(4)	15.09	(0.02)	(0.19)	(0.21)	—	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022 (See Note 10 in the Notes to Financial Statements.)
(2)	The Fund commenced operations on July 10, 2020.
(3)	The Fund commenced operations on July 29, 2020.
(4)	The Fund commenced operations on September 22, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
(0.25)	19.51	(10.40)	2,794	0.51	†	0.36	†	6.58
(0.06)	22.03	(22.82)	3,378	0.50		0.37		26.33
(0.03)	28.62	(44.30)	6,488	0.50		0.04		35.89
—	51.42	12.76	6,856	0.51	†	(0.23	)†	10.62

—	11.14	(8.91)	116,393	0.68	†	(0.41	)†	20.39
—	12.23	(25.06)	150,075	0.68		(0.05)		43.26
(0.01)	16.32	(11.32)	475,576	0.68		(0.52)		42.39
—	18.41	20.88	490,675	0.68	†	0.18	†	9.67

—	8.20	(15.29)	2,215	0.66	†	(0.29	)†	24.11
(0.02)	9.68	(39.24)	2,612	0.65		0.13		41.26
—	15.96	7.26	4,309	0.65		(0.31)		50.08
—	14.88	(1.39)	2,232	0.67	†	(0.65	)†	10.48

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X CleanTech ETF
2023 (Unaudited)	16.20	(0.01)	(1.86)	(1.87)	(0.03)	—	—
2022	20.43	0.03	(4.19)	(4.16)	(0.07)	—	—
2021	19.02	0.02	1.40	1.42	(0.01)	—	—
2020(1)	15.07	0.02	3.93	3.95	—	—	—
Global X Data Center REITs & Digital Infrastructure ETF
2023 (Unaudited)	13.52	0.08	(0.39)	(0.31)	(0.14)	(0.11)	—
2022	17.83	0.15	(4.22)	(4.07)	(0.16)	(0.08)	—
2021	14.94	0.16	2.84	3.00	(0.11)	—	—
2020(1)	14.97	—	(0.03)	(0.03)	—	—	—
Global X Clean Water ETF
2023 (Unaudited)	14.30	0.10	0.29	0.39	(0.14)	—	—
2022	16.73	0.23	(2.41)	(2.18)	(0.25)	— ***	—
2021(2)	15.04	0.26	1.47	1.73	(0.04)	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on October 27, 2020.
(2)	The Fund commenced operations on April 8, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
(0.03)	14.30	(11.57)	99,124	0.50	†	(0.17	)†	15.14
(0.07)	16.20	(20.38)	127,842	0.50		0.17		15.72
(0.01)	20.43	7.48	175,458	0.50		0.09		35.53
—	19.02	26.21	28,523	0.50	†	1.18	†	—

(0.25)	12.96	(2.26)	29,430	0.51	†	1.18	†	36.47
(0.24)	13.52	(23.11)	63,143	0.50		0.99		36.96
(0.11)	17.83	20.17	78,098	0.50		0.93		15.80
—	14.94	(0.20)	3,736	0.50	†	0.26	†	—

(0.14)	14.55	2.74	8,439	0.50	†	1.34	†	5.01
(0.25)	14.30	(13.18)	7,580	0.50		1.58		28.19
(0.04)	16.73	11.52	8,699	0.50	†	2.44	†	4.84

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X AgTech & Food Innovation ETF
2023 (Unaudited)	15.63	0.08	(3.70)	(3.62)	(0.04)	—	—
2022	19.76	0.11	(4.04)	(3.93)	(0.10)	(0.10)	—
2021(1)	25.34	0.05	(5.63)	(5.58)	—	—	—
Global X Blockchain ETF
2023(2) (Unaudited)	16.39	0.25	9.11	9.36	(0.03)	—	—
2022(2)	129.32	0.46	(109.52)	(109.06)	(3.80)	—	(0.07)
2021(1) (2)	100.04	0.24	29.04	29.28	—	—	—
Global X Hydrogen ETF
2023 (Unaudited)	12.27	(0.01)	(3.58)	(3.59)	—	—	—
2022	24.38	(0.03)	(12.07)	(12.10)	—	(0.01)	—
2021(1)	25.04	(0.03)	(0.63)	(0.66)	—	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on July 12, 2021.
(2)	Per share amounts have been adjusted for a 1 for 4 reverse share split on December 19, 2022 (See Note 10 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
(0.04)	11.97	(23.18)	5,388	0.51	†	1.11	†	19.80
(0.20)	15.63	(20.06)	6,721	0.50		0.62		55.85
—	19.76	(22.02)	5,533	0.51	†	0.58	†	32.72

(0.03)	25.72	57.17	70,360	0.50	†	2.48	†	30.37
(3.87)	16.39	(86.70)	45,227	0.50		1.15		36.47
—	129.32	29.27	127,720	0.50	†	0.52	†	19.49

—	8.68	(29.26)	32,826	0.51	†	(0.25	)†	13.27
(0.01)	12.27	(49.64)	38,035	0.50		(0.24)		36.44
—	24.38	(2.64)	32,427	0.51	†	(0.33	)†	40.38

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)		Return of Capital ($)
Global X Solar ETF
2023 (Unaudited)	22.06	(0.06)	(4.13)	(4.19)	—	—		—
2022	25.70	(0.04)	(3.60)	(3.64)	—	—	***	—	***
2021(1)	24.19	(0.01)	1.52	1.51	—	—		—
Global X Wind Energy ETF
2023 (Unaudited)	17.58	0.06	(1.24)	(1.18)	(0.08)	—		—
2022	23.76	0.14	(6.26)	(6.12)	(0.06)	—		—
2021(1)	24.82	(0.01)	(1.05)	(1.06)	—	—		—
Global X Green Building ETF
2023 (Unaudited)	20.95	0.36	(1.25)	(0.89)	(0.42)	—		—
2022(2)	25.37	0.50	(4.76)	(4.26)	(0.16)	—		—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on September 8, 2021.
(2)	The Fund commenced operations on April 11, 2022.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
—	17.87	(18.99)	3,930	0.50	†	(0.55	)†	26.07
— ***	22.06	(14.14)	5,955	0.51		(0.20)		128.22
—	25.70	6.24	8,995	0.50	†	(0.22	)†	9.85

(0.08)	16.32	(6.76)	5,222	0.52	†	0.69	†	61.27
(0.06)	17.58	(25.79)	3,341	0.50		0.68		34.53
—	23.76	(4.27)	4,514	0.50	†	(0.10	)†	23.01

(0.42)	19.64	(4.36)	1,964	0.45	†	3.42	†	41.59
(0.16)	20.95	(16.82)	2,095	0.45	†	3.68	†	30.18

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Metaverse ETF
2023 (Unaudited)	19.20	0.12	4.35	4.47	(0.06)	—	—
2022(1)	24.10	0.39	(4.91)	(4.52)	(0.38)	—	—
Global X PropTech ETF
2023(2) (Unaudited)	25.08	—	0.24	0.24	—	—	—
Global X Carbon Credits Strategy ETF
2023(3) (Unaudited)	34.88	0.03	(1.22)	(1.19)	—	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on April 26, 2022.
(2)	The Fund commenced operations on April 12, 2023.
(3)	The Fund commenced operations on May 25, 2023.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
(0.06)	23.61	23.38	2,361	0.50	†	1.17	†	11.59
(0.38)	19.20	(18.87)	1,920	0.50	†	3.13	†	30.52

—	25.32	0.96	2,532	0.49	†	0.09	†	—

—	33.69	(3.41)	1,347	0.39	†	5.12	†	—

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. As of May 31, 2023, the Trust had one hundred and nineteen portfolios, one hundred and six of which were operational. The financial statements herein and the related notes pertain to the Global X Millennial Consumer ETF, Global X Aging Population ETF, Global X Health & Wellness ETF, Global X Robotics & Artificial Intelligence ETF, Global X FinTech ETF, Global X Internet of Things ETF, Global X U.S. Infrastructure Development ETF, Global X Autonomous & Electric Vehicles ETF, Global X Artificial Intelligence & Technology ETF, Global X Genomics & Biotechnology ETF, Global X Cloud Computing ETF, Global X Cannabis ETF, Global X Thematic Growth ETF, Global X Video Games & Esports ETF, Global X Cybersecurity ETF, Global X Education ETF, Global X Telemedicine & Digital Health ETF, Global X China Biotech Innovation ETF, Global X CleanTech ETF, Global X Data Center REITs & Digital Infrastructure ETF, Global X Clean Water ETF, Global X AgTech & Food Innovation ETF, Global X Blockchain ETF, Global X Hydrogen ETF, Global X Solar ETF, Global X Wind Energy ETF, Global X Green Building ETF, Global X Metaverse ETF, Global X PropTech ETF and Global X Carbon Credits Strategy ETF (each a “Fund” and collectively, the “Funds”).

Each Fund, other than the Global X Millennial Consumer ETF, Global X Aging Population ETF, Global X Health & Wellness ETF, Global X U.S. Infrastructure Development ETF and Global X Thematic Growth ETF, has elected non-diversified status under the 1940 Act.

Global X Metaverse ETF commenced operations on April 26, 2022, Global X Green Building ETF commenced operations on April 11, 2022, Global X PropTech ETF commenced operations on April 12, 2023 and Global X Carbon Credits Strategy ETF commenced operations on May 25, 2023.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”)

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market ("NASDAQ")), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currencies and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds' investment adviser (the "Adviser"), and approved by the Funds' Board of Trustees (the "Board"). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of the Fund’s security that is traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time the Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments/Consolidated Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of May 31, 2023. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”) or the Bank of New York Mellon ("BNY Mellon"), as appropriate, in their roles as Custodian to respective Funds (each, a "Custodian" and together, the "Custodians"), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities/Consolidated Statement of Asset and Liabilities. Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

As of May 31, 2023, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements*	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X Millennial Consumer ETF
BNP Paribas	$180,804	$180,804	$—	$—
Global X Robotics & Artificial Intelligence ETF
BNP Paribas	$57,967,308	$57,967,308	$—	$—
Global X FinTech ETF
BNP Paribas	$21,937,431	$21,937,431	$—	$—
Global X Internet of Things ETF
BNP Paribas	$3,763,584	$3,763,584	$—	$—
Global X U.S. Infrastructure Development ETF
BNP Paribas	$467,607	$467,607	$—	$—
Global X Autonomous & Electric Vehicles ETF
BNP Paribas	$50,402,386	$50,402,386	$—	$—
Global X Artificial Intelligence & Technology
ETF
BNP Paribas	$653,422	$653,422	$—	$—
Global X Genomics & Biotechnology ETF
BNP Paribas	$240,920	$240,920	$—	$—
Global X Cloud Computing ETF
BNP Paribas	$635,797	$635,797	$—	$—
Global X Cannabis ETF
BNP Paribas	$2,594,645	$2,594,645	$—	$—
Global X Video Games & Esports ETF
BNP Paribas	$4,112,332	$4,112,332	$—	$—
Global X Telemedicine & Digital Health ETF
BNP Paribas	$2,638,536	$2,638,536	$—	$—
Global X Blockchain ETF
BNP Paribas	$4,060,493	$4,060,493	$—	$—

* Repurchase agreements with an overnight and continuous maturity.
(1) Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

did not record any tax positions in the current period, however Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended May 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations/Consolidated Statement of Operations. During the reporting period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations/Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Global X Solar ETF's dividend income includes reclassifications of prior period and current period dividend income to realized gain to align those income amounts to the character of those distributions. Those reclassifications exceeded current period dividend income resulting in a negative dividend income for the current fiscal period.

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations/Consolidated Statement of Operations.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations/Consolidated Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS — To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, a futures contract involves

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities/Consolidated Statement of Asset and Liabilities. Refer to the Funds’ Schedule of Investments/Consolidated Schedule of Investments for details regarding open futures contracts as of May 31, 2023, if applicable.

For the period ended May 31, 2023, the average monthly notional values of futures contracts held were as follows:

	Short Average	Long Average
Global X Robotics & Artificial Intelligence ETF	$–	$7,447,468
Global X Carbon Credits Strategy ETF	–	1,256,975

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of May 31, 2023 was as follows:

	Asset Derivatives				Liability Derivatives
	Statements of Assets				Statements of Assets
	and Liabilities/				and Liabilities/
	Consolidated Statement				Consolidated Statement
	of Asset and Liabilities				of Asset and Liabilities
	Location	Fair Value			Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X Robotics & Artificial Intelligence ETF
Equity	Unrealized			Equity	Unrealized
contracts	appreciation on			contracts	depreciation on
	Futures Contracts	$976,319	†		Futures Contracts	$–
Total Derivatives not accounted for as
hedging instruments		$976,319				$–

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

	Asset Derivatives				Liability Derivatives
	Statements of Assets				Statements of Assets
	and Liabilities/				and Liabilities/
	Consolidated Statement				Consolidated Statement
	of Asset and Liabilities				of Asset and Liabilities
	Location	Fair Value			Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X Carbon Credits Strategy ETF
Equity	Unrealized			Equity	Unrealized
contracts	appreciation on			contracts	depreciation on
	Futures Contracts	$515	†		Futures Contracts	$50,700	†
Total Derivatives not accounted for as
hedging instruments		$515				$50,700

†   Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments/Consolidated Schedule of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets & Liabilities/Consolidated Statement of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations/Consolidated Statement of Operations for the period ended May 31, 2023:

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Futures
Global X Robotics & Artificial Intelligence ETF
Equity contracts	$976,319
Global X Carbon Credits Strategy ETF
Equity contracts	$(50,185)

CREATION UNITS —The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at May 31, 2023	Redemption Fee
Global X Millennial Consumer ETF	10,000	$300	$293,100	$300
Global X Aging Population ETF	10,000	800	271,900	800
Global X Health & Wellness ETF	10,000	700	211,400	700
Global X Robotics & Artificial Intelligence ETF	10,000	600	273,200	600
Global X FinTech ETF	10,000	400	207,100	400
Global X Internet of Things ETF	10,000	500	321,100	500
Global X U.S. Infrastructure Development ETF	10,000	400	272,800	400
Global X Autonomous & Electric Vehicles ETF	10,000	600	234,500	600
Global X Artificial Intelligence & Technology ETF	10,000	600	260,700	600
Global X Genomics & Biotechnology ETF	10,000	250	122,000	250
Global X Cloud Computing ETF	10,000	250	185,200	250
Global X Cannabis ETF	10,000	250	72,400	250
Global X Thematic Growth ETF	10,000	250	252,300	250
Global X Video Games & Esports ETF	10,000	600	196,500	600
Global X Cybersecurity ETF	10,000	250	243,500	250
Global X Education ETF	10,000	250	195,100	250
Global X Telemedicine & Digital Health ETF	10,000	250	111,400	250
Global X China Biotech Innovation ETF	10,000	600	82,000	600
Global X CleanTech ETF	10,000	500	143,000	500
Global X Data Center REITs & Digital Infrastructure ETF	10,000	300	129,600	300
Global X Clean Water ETF	10,000	500	145,500	500
Global X AgTech & Food Innovation ETF	10,000	300	119,700	300
Global X Blockchain ETF	10,000	250	257,200	250
Global X Hydrogen ETF	10,000	250	86,800	250
Global X Solar ETF	10,000	900	178,700	900
Global X Wind Energy ETF	10,000	600	163,200	600
Global X Green Building ETF	10,000	1,000	196,400	1,000
Global X Metaverse ETF	10,000	400	236,100	400
Global X PropTech ETF	10,000	250	253,200	250
Global X Carbon Credits Strategy ETF	10,000	50	336,900	50

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For the Adviser’s services to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees and expenses, (except for Global X Thematic Growth ETF with respect to investment in affiliated investment companies), and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Global X Thematic Growth ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Fund in affiliated investment companies. For the period ended May 31, 2023, the Adviser paid acquired fund fees and expenses of $136,766 and made such reimbursement payments to the Global X Thematic Growth ETF on a monthly basis.

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses the supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee

Global X Millennial Consumer ETF*	0.50%
Global X Aging Population ETF*	0.50%
Global X Health & Wellness ETF*	0.50%
Global X Robotics & Artificial Intelligence ETF	0.68%
Global X FinTech ETF	0.68%
Global X Internet of Things ETF	0.68%
Global X U.S. Infrastructure Development ETF**	0.47%
Global X Autonomous & Electric Vehicles ETF	0.68%
Global X Artificial Intelligence & Technology ETF	0.68%
Global X Genomics & Biotechnology ETF	0.50%
Global X Cloud Computing ETF	0.68%
Global X Cannabis ETF	0.50%
Global X Thematic Growth ETF	0.50%
Global X Video Games & Esports ETF	0.50%
Global X Cybersecurity ETF***	0.50%
Global X Education ETF	0.50%
Global X Telemedicine & Digital Health ETF	0.68%
Global X China Biotech Innovation ETF	0.65%
Global X CleanTech ETF	0.50%
Global X Data Center REITs & Digital Infrastructure ETF	0.50%
Global X Clean Water ETF	0.50%
Global X AgTech & Food Innovation ETF	0.50%
Global X Blockchain ETF	0.50%
Global X Hydrogen ETF	0.50%
Global X Solar ETF	0.50%
Global X Wind Energy ETF	0.50%
Global X Green Building ETF	0.45%
Global X Metaverse ETF	0.50%
Global X PropTech ETF	0.50%
Global X Carbon Credits Strategy ETF	0.39%

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

*  Pursuant to expense limitation agreements, prior to April 1, 2020, the Adviser contractually agreed to waive or reimburse fees and/or limit annual fund expenses to the extent necessary to assure that the operating expenses of the Global X Millennial Consumer ETF, the Global X Aging Population ETF and the Global X Health & Wellness ETF (the “Funds”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) would not exceed 0.50% of the Funds' average daily net assets per year until April 1, 2020. Each Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the three fiscal years prior to April 1, 2020, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board has approved such reimbursement to the Adviser. Although the Board voted to permanently reduce each Fund's management fees to 0.50% and end the expense limitation agreements as of April 1, 2020, prior waived or reimbursed fees were still subject to recoupment. As of May 31, 2023, the recoupment period had expired and there had been no recoupment of previously waived and reimbursed fees for the period ended on May 31, 2023.

** Pursuant to an expense limitation agreement between the Global X U.S. Infrastructure Development ETF (the “Fund”) and the Adviser prior to April 1, 2019, the Adviser contractually agreed to reimburse or waive fees and/or limit annual fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.47% of the Fund's average daily net assets until April 1, 2019. Pursuant to the expense limitation agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.47% during the year in which it is paid and the Board has approved such reimbursement to the Adviser. Although the Board voted to permanently reduce the Fund's fees to 0.47% and end the expense limitation agreement as of April 1, 2019, prior waived or reimbursed fees were still subject to recoupment. As of  May 31, 2023, the recoupment period had expired and there had been no recoupment of previously waived and reimbursed fees for the period ended on May 31, 2023.

*** Pursuant to an expense limitation agreement between the Global X Cybersecurity ETF (the “Fund”) and the Adviser prior to April 1, 2021, the Adviser contractually agreed to waive or reimburse fees and/or limit annual fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) would not exceed 0.50% of the Fund's average daily net assets until April 1, 2021. The Board voted to permanently reduce the Fund's fees to 0.50% and end the expense limitation agreement as of April 1, 2021. Prior fees waived or reimbursed under the previous expense limitation agreement are not subject to recoupment.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under Federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser. SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the "Distribution Agreement"). SIDCO has no obligation to sell any specific quantity of Shares.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

For all Funds other than the Global X PropTech ETF and Global X Carbon Credits Strategy ETF, BBH serves as the Custodian and transfer agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

The Bank of New York Mellon (“BNY Mellon”) is the custodian of the Trust’s portfolio securities and cash with respect to the Global X PropTech ETF and Global X Carbon Credits Strategy ETF. BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

the Trust in foreign countries and to hold cash and currencies for the Trust. BNY Mellon also serves as the Trust’s transfer agent on behalf of the Global X PropTech ETF and Global X Carbon Credits Strategy ETF. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Global X PropTech ETF and Global X Carbon Credits Strategy ETF: (1) perform and facilitate the performance of purchases and redemptions of Creation Units, (2) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, as applicable, (3) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (4) perform the customary services of a transfer agent and dividend disbursing agent, and (5) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2023, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Millennial Consumer ETF	$13,224,508	$13,257,027
Global X Aging Population ETF	7,497,945	6,443,479
Global X Health & Wellness ETF	1,557,556	2,261,534
Global X Robotics & Artificial Intelligence ETF	152,102,178	139,078,302
Global X FinTech ETF	30,417,418	31,395,583
Global X Internet of Things ETF	28,991,073	31,142,372
Global X U.S. Infrastructure Development ETF	239,155,084	238,860,090
Global X Autonomous & Electric Vehicles ETF	124,724,064	125,109,644
Global X Artificial Intelligence & Technology ETF	24,217,523	14,751,354
Global X Genomics & Biotechnology ETF	19,851,209	19,619,244
Global X Cloud Computing ETF	86,714,483	88,827,984
Global X Cannabis ETF	8,828,727	8,258,281
Global X Thematic Growth ETF	6,497,137	6,874,222
Global X Video Games & Esports ETF	14,681,166	16,704,192
Global X Cybersecurity ETF	72,315,407	86,256,319
Global X Education ETF	214,537	270,785
Global X Telemedicine & Digital Health ETF	27,677,511	27,846,244
Global X China Biotech Innovation ETF	612,856	618,355
Global X CleanTech ETF	17,678,076	20,526,553
Global X Data Center REITs & Digital Infrastructure ETF	16,546,835	18,907,719
Global X Clean Water ETF	466,009	414,716
Global X AgTech & Food Innovation ETF	1,527,152	1,280,640
Global X Blockchain ETF	17,562,756	17,113,744
Global X Hydrogen ETF	5,269,336	5,013,053
Global X Solar ETF	1,221,794	1,729,751
Global X Wind Energy ETF	6,521,983	4,311,194
Global X Green Building ETF	931,848	865,286
Global X Metaverse ETF	263,339	245,376
Global X PropTech ETF	–	24,892
Global X Carbon Credits Strategy ETF	–	–

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

For each of the period ended May 31, 2023, in-kind transactions associated with creations and redemptions were:

2023	Purchases	Sales	Realized Gain/(Loss)
Global X Millennial Consumer ETF	$1,740,744	$13,740,011	$(1,370,216)
Global X Aging Population ETF	22,781,150	19,445,725	2,213,915
Global X Health & Wellness ETF	–	6,981,137	(783,347)
Global X Robotics & Artificial Intelligence ETF	520,984,734	102,635,015	43,644,115
Global X FinTech ETF	613,936	83,352,172	(14,134,483)
Global X Internet of Things ETF	56,072,870	62,897,476	16,685,492
Global X U.S. Infrastructure Development ETF	688,618,217	311,138,432	46,212,384
Global X Autonomous & Electric Vehicles ETF	15,428,526	92,711,017	(1,869,735)
Global X Artificial Intelligence & Technology ETF	96,371,606	24,218,992	(283,797)
Global X Genomics & Biotechnology ETF	32,822,930	28,456,717	5,552,957
Global X Cloud Computing ETF	6,151,663	90,862,589	1,117,875
Global X Cannabis ETF	8,626,256	904,650	1,506
Global X Thematic Growth ETF	8,314,513	14,947,223	(3,230,414)
Global X Video Games & Esports ETF	16,462,312	27,772,341	(2,811,105)
Global X Cybersecurity ETF	50,019,461	258,667,034	(28,481,072)
Global X Education ETF	–	184,278	(41,850)
Global X Telemedicine & Digital Health ETF	2,490,161	24,257,553	695,526
Global X China Biotech Innovation ETF	–	–	–
Global X CleanTech ETF	956,427	13,032,919	1,945,417
Global X Data Center REITs & Digital Infrastructure ETF	8,574,446	38,327,425	(4,802,775)
Global X Clean Water ETF	631,332	–	–
Global X AgTech & Food Innovation ETF	232,095	–	–
Global X Blockchain ETF	6,129,880	7,554,072	2,128,646
Global X Hydrogen ETF	10,852,268	3,371,479	499,161
Global X Solar ETF	–	521,625	137,080
Global X Wind Energy ETF	8,068,053	6,857,102	(453,074)
Global X Green Building ETF	1,414,294	1,477,811	(143,816)
Global X Metaverse ETF	–	–	–
Global X PropTech ETF	2,506,044	–	–
Global X Carbon Credits Strategy ETF	1,190,107	–	–

For the period ended May 31, 2023, there were no purchases or sales of long-term U.S. Government securities by the Funds.

5. BASIS FOR CONSOLIDATION FOR THE GLOBAL X CARBON CREDIT STRATEGY SUBSIDIARY LIMITED

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the Global X Carbon Credits Strategy ETF include the accounts of the Global X Carbon Credit Strategy Subsidiary Limited (the “Subsidiary”). All intercompany accounts and transactions have been eliminated in consolidation for the Global X Carbon Credits Strategy ETF. The Subsidiary

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

5. BASIS FOR CONSOLIDATION FOR THE GLOBAL X CARBON CREDIT STRATEGY SUBSIDIARY LIMITED (continued)

has a fiscal year end and conforming tax year end of November 30 for financial statement consolidation purposes.

The Subsidiary is classified as controlled foreign corporation under the Code. The Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

The Fund may invest up to 25% of its total assets in the Subsidiary.

A summary of the Fund’s investments in the Subsidiary are as follows:

		Subsidiary Net	% of Total Net
	Inception Date of	Assets at	Assets at
	Subsidiary	May 31, 2023	May 31, 2023
Global X Carbon Credit Strategy Subsidiary Limited	May 25, 2023	$149,660	11.1%

Gains and losses attributed to the Fund’s investments in the Subsidiary are as follows:

Global X Carbon Credit Strategy Subsidiary Limited
Investment Income:
Interest Income	$—
Total Investment Income	—
Net Investment Income	—
Net Realized Loss on:
Investments	(141)
Foreign Currency Transactions	(13)
Net Realized Loss	(154)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts	(50,185)
Net Change in Unrealized Depreciation	(50,185)
Net Realized and Unrealized Loss	(50,339)
Net Decrease in Net Assets Resulting from Operations	$(50,339)

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

6. TAX INFORMATION (continued)

these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years or periods ended November 30, 2022 and November 30, 2021 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Millennial Consumer ETF
2022	$343,441	$–	$–	$343,441
2021	197,478	–	–	197,478
Global X Aging Population ETF
2022	$543,653	$–	$47,506	$591,159
2021	168,728	–	–	168,728
Global X Health & Wellness ETF
2022	$287,193	$–	$–	$287,193
2021	137,684	–	–	137,684
Global X Robotics & Artificial Intelligence ETF
2022	$2,507,983	$–	$547,284	$3,055,267
2021	1,369,174	–	3,009,240	4,378,414
Global X FinTech ETF
2022	$61,756,013	$–	$1,435,476	$63,191,489
2021	–	–	–	–
Global X Internet of Things ETF
2022	$1,635,436	$636,864	$–	$2,272,300
2021	1,320,266	–	–	1,320,266
Global X U.S. Infrastructure Development ETF
2022	$31,995,449	$–	$–	$31,995,449
2021	7,771,784	–	–	7,771,784
Global X Autonomous & Electric Vehicles ETF
2022	$5,897,108	$547,077	$–	$6,444,185
2021	2,137,703	–	–	2,137,703
Global X Artificial Intelligence & Technology ETF
2022	$441,670	$–	$–	$441,670
2021	496,492	–	–	496,492
Global X Genomics & Biotechnology ETF
2022	$81,403	$–	$–	$81,403
2021	157,150	–	–	157,150
Global X Cloud Computing ETF
2022	$–	$21,230,047	$–	$21,230,047
2021	–	–	–	–
Global X Cannabis ETF
2022	$3,318,441	$–	$93,835	$3,412,276
2021	1,884,853	–	–	1,884,853

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Thematic Growth ETF
2022	$1,542,588	$–	$–	$1,542,588
2021	391,721	–	–	391,721
Global X Video Games & Esports ETF
2022	$1,985,253	$1,007,382	$526,728	$3,519,363
2021	4,336,763	–	–	4,336,763
Global X Cybersecurity ETF
2022	$7,417,970	$81,575	$–	$7,499,545
2021	163,450	2,499	–	165,949
Global X Education ETF
2022	$12,790	$–	$–	$12,790
2021	4,036	–	6,036	10,072
Global X Telemedicine & Digital Health ETF
2022	$–	$–	$–	$–
2021	193,332	–	–	193,332
Global X China Biotech Innovation ETF
2022	$–	$–	$5,370	$5,370
2021	–	–	–	–
Global X CleanTech ETF
2022	$499,449	$–	$–	$499,449
2021	85,349	–	–	85,349
Global X Data Center REITs & Digital Infrastructure ETF
2022	$1,014,681	$75,687	$–	$1,090,368
2021	239,154	–	–	239,154
Global X Clean Water ETF
2022	$123,205	$–	$–	$123,205
2021	8,160	–	–	8,160
Global X AgTech & Food Innovation ETF
2022	$61,689	$–	$–	$61,689
2021	–	–	–	–
Global X Blockchain ETF
2022	$4,767,818	$–	$90,192	$4,858,010
2021	–	–	–	–
Global X Hydrogen ETF
2022	$15,749	$–	$–	$15,749
2021	–	–	–	–
Global X Solar ETF
2022	$748	$–	$1,369	$2,117
2021	–	–	–	–
Global X Wind Energy ETF
2022	$11,474	$–	$–	$11,474
2021	–	–	–	–
Global X Green Building ETF
2022	$15,947	$–	$–	$15,947

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Metaverse ETF
2022	$38,313	$–	$–	$38,313

As of November 30, 2022, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X Millennial Consumer ETF	Global X Aging Population ETF	Global X Health & Wellness ETF
Undistributed Ordinary Income	$182,590	$–	$120,274
Capital Loss Carryforwards	(2,874,858)	(636,347)	(1,253,392)
Unrealized Depreciation on Investments and Foreign Currency	(56,671,739)	(6,316,391)	(8,261,566)
Other Temporary Differences	(1)	1	1
Total Accumulated Losses	$(59,364,008)	$(6,952,737)	$(9,394,683)

	Global X Funds
	Global X Robotics & Artificial Intelligence ETF	Global X FinTech ETF	Global X Internet of Things ETF
Undistributed Ordinary Income	$–	$–	$1,631,924
Capital Loss Carryforwards	(345,703,616)	(124,682,179)	(7,758,954)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(301,694,027)	(305,891,232)	16,080,840
Other Temporary Differences	(1)	–	(6)
Total Distributable Earnings (Accumulated Losses)	$(647,397,644)	$(430,573,411)	$9,953,804

	Global X Funds
	Global X U.S. Infrastructure Development ETF	Global X Autonomous & Electric Vehicles ETF	Global X Artificial Intelligence & Technology ETF
Undistributed Ordinary Income	$15,655,722	$2,987,328	$326,534
Capital Loss Carryforwards	(21,613,989)	(64,931,450)	(2,822,691)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	179,586,745	(256,699,333)	(48,403,001)
Other Temporary Differences	2	(1)	(5)
Total Distributable Earnings (Accumulated Losses)	$173,628,480	$(318,643,456)	$(50,899,163)

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

6. TAX INFORMATION (continued)

	Global X Funds
	Global X Genomics & Biotechnology ETF	Global X Cloud Computing ETF	Global X Cannabis ETF
Capital Loss Carryforwards	$(50,548,703)	$(60,150,502)	$(191,024,830)
Unrealized Depreciation on Investments and Foreign Currency	(62,690,398)	(441,228,668)	(63,565,223)
Late Year Loss Deferral	(282,711)	(3,656,460)	–
Other Temporary Differences	(5)	5	(3)
Total Accumulated Losses	$(113,521,817)	$(505,035,625)	$(254,590,056)

	Global X Funds
	Global X Thematic Growth ETF	Global X Video Games & Esports ETF	Global X Cybersecurity ETF
Undistributed Ordinary Income	$364,544	$–	$–
Undistributed Long-Term Capital Gain	–	–	11,443,020
Post October Losses	–	–	(47,882,785)
Capital Loss Carryforwards	(25,938,285)	(29,329,978)	–
Unrealized Depreciation on Investments and Foreign Currency	(36,679,191)	(127,457,124)	(378,530,305)
Late Year Loss Deferral	–	–	(3,048)
Other Temporary Differences	(1)	–	3
Total Accumulated Losses	$(62,252,933)	$(156,787,102)	$(414,973,115)

	Global X Funds
	Global X Education ETF	Global X Telemedicine & Digital Health ETF	Global X China Biotech Innovation ETF
Undistributed Ordinary Income	$37,708	$–	$–
Capital Loss Carryforwards	(2,291,773)	(58,431,391)	(1,097,904)
Unrealized Depreciation on Investments and Foreign Currency	(5,134,261)	(110,659,002)	(915,215)
Late Year Loss Deferral	–	(13,967)	–
Other Temporary Differences	–	(2)	(1)
Total Accumulated Losses	$(7,388,326)	$(169,104,362)	$(2,013,120)

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

6. TAX INFORMATION (continued)

	Global X Funds
	Global X CleanTech ETF	Global X Data Center REITs & Digital Infrastructure ETF	Global X Clean Water ETF
Undistributed Ordinary Income	$109,799	$877,392	$63,060
Undistributed Long-Term Capital Gain	–	9,862	–
Capital Loss Carryforwards	(17,011,098)	–	(261,280)
Unrealized Depreciation on Investments and Foreign Currency	(52,837,433)	(17,793,668)	(783,540)
Other Temporary Differences	(4)	1	(1)
Total Accumulated Losses	$(69,738,736)	$(16,906,413)	$(981,761)

	Global X Funds
	Global X AgTech & Food Innovation ETF	Global X Blockchain ETF	Global X Hydrogen ETF
Undistributed Ordinary Income	$14,788	$–	$–
Capital Loss Carryforwards	(987,238)	(86,951,459)	(5,184,154)
Unrealized Depreciation on Investments and Foreign Currency	(1,799,916)	(88,898,288)	(19,233,948)
Late Year Loss Deferral	–	–	(71,414)
Other Temporary Differences	1	(2,086)	1
Total Accumulated Losses	$(2,772,365)	$(175,851,833)	$(24,489,515)

	Global X Funds
	Global X Solar ETF	Global X Wind Energy ETF	Global X Green Building ETF
Undistributed Ordinary Income	$–	$12,394	$36,746
Capital Loss Carryforwards	(309,544)	(489,317)	(128,863)
Unrealized Depreciation on Investments and Foreign Currency	(218,720)	(949,545)	(350,280)
Late Year Loss Deferral	(10,237)	–	–
Other Temporary Differences	(1)	2	9
Total Accumulated Losses	$(538,502)	$(1,426,466)	$(442,388)

Global X Funds
Global X Metaverse ETF
Undistributed Ordinary Income	$154,006
Unrealized Depreciation on Investments and Foreign Currency	(643,620)
Total Accumulated Losses	$(489,614)

Qualified late year ordinary (including currency and specified gain/loss items) and Post-October capital losses represent losses realized from January 1, 2022 through November 30, 2022 and November 1, 2022 through November 30, 2022, respectively, that in accordance

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

6. TAX INFORMATION (continued)

with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X Millennial Consumer ETF	$2,764,525	$110,333	$2,874,858
Global X Aging Population ETF	377,949	258,398	636,347
Global X Health & Wellness ETF	967,227	286,165	1,253,392
Global X Robotics & Artificial Intelligence ETF	231,689,142	114,014,474	345,703,616
Global X FinTech ETF	83,809,570	40,872,609	124,682,179
Global X Internet of Things ETF	5,996,348	1,762,606	7,758,954
Global X U.S. Infrastructure Development ETF	21,613,989	–	21,613,989
Global X Autonomous & Electric Vehicles ETF	52,121,601	12,809,849	64,931,450
Global X Artificial Intelligence & Technology ETF	1,786,484	1,036,207	2,822,691
Global X Genomics & Biotechnology ETF	15,652,258	34,896,445	50,548,703
Global X Cloud Computing ETF	33,947,414	26,203,088	60,150,502
Global X Cannabis ETF	94,614,486	96,410,344	191,024,830
Global X Thematic Growth ETF	11,409,490	14,528,795	25,938,285
Global X Video Games & Esports ETF	12,543,406	16,786,572	29,329,978
Global X Education ETF	1,260,777	1,030,996	2,291,773
Global X Telemedicine & Digital Health ETF	16,647,294	41,784,097	58,431,391
Global X China Biotech Innovation ETF	487,049	610,855	1,097,904
Global X CleanTech ETF	14,125,231	2,885,867	17,011,098
Global X Clean Water ETF	136,292	124,988	261,280
Global X AgTech & Food Innovation ETF	97,366	889,872	987,238
Global X Blockchain ETF	68,401,307	18,550,152	86,951,459
Global X Hydrogen ETF	4,979,054	205,100	5,184,154
Global X Solar ETF	216,031	93,513	309,544
Global X Wind Energy ETF	309,736	179,581	489,317
Global X Green Building ETF	128,863	–	128,863
During the year ended November 30, 2022, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
Global X Aging Population ETF	$3,956	$–	$3,956

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

6. TAX INFORMATION (continued)

The Federal tax cost and aggregated gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2023, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Millennial Consumer ETF	$142,484,376	$3,824,335	$(49,675,482)	$(45,851,147)
Global X Aging Population ETF	53,307,837	2,453,327	(8,557,831)	(6,104,504)
Global X Health & Wellness ETF	21,096,584	1,174,434	(7,293,793)	(6,119,359)
Global X Robotics & Artificial
Intelligence ETF	2,148,481,958	418,714,566	(310,253,109)	108,461,457
Global X FinTech ETF	642,143,823	28,394,022	(264,186,869)	(235,792,847)
Global X Internet of Things ETF	293,045,305	54,883,445	(32,095,329)	22,788,116
Global X U.S. Infrastructure
Development ETF	4,004,632,020	319,425,295	(323,608,168)	(4,182,873)
Global X Autonomous & Electric
Vehicles ETF	1,108,263,301	63,588,228	(278,885,414)	(215,297,186)
Global X Artificial Intelligence &
Technology ETF	251,719,007	17,826,663	(27,992,501)	(10,165,838)
Global X Genomics & Biotechnology
ETF	251,159,844	13,481,971	(69,943,209)	(56,461,238)
Global X Cloud Computing ETF	850,033,752	39,455,780	(332,799,445)	(293,343,665)
Global X Cannabis ETF	81,169,499	22,348	(46,207,825)	(46,185,477)
Global X Thematic Growth ETF	71,963,177	–	(30,115,812)	(30,115,812)
Global X Video Games & Esports ETF	269,935,142	4,423,499	(102,237,227)	(97,813,728)
Global X Cybersecurity ETF	959,943,945	29,364,619	(205,396,865)	(176,032,246)
Global X Education ETF	7,057,704	154,062	(4,427,644)	(4,273,582)
Global X Telemedicine & Digital
Health ETF	218,906,789	3,406,180	(102,070,036)	(98,663,856)
Global X China Biotech Innovation
ETF	3,052,573	71,395	(912,574)	(841,179)
Global X CleanTech ETF	155,873,734	7,756,967	(64,645,938)	(56,888,971)
Global X Data Center REITs & Digital
Infrastructure ETF	41,604,169	1,299,509	(13,797,545)	(12,498,036)
Global X Clean Water ETF	8,838,539	355,768	(776,306)	(420,538)
Global X AgTech & Food Innovation
ETF	8,053,255	156,275	(2,784,932)	(2,628,657)
Global X Blockchain ETF	107,128,262	10,013,008	(34,414,477)	(24,401,469)
Global X Hydrogen ETF	55,245,078	246,733	(23,698,138)	(23,451,405)
Global X Solar ETF	4,020,219	517,228	(583,921)	(66,693)
Global X Wind Energy ETF	6,420,746	41,142	(1,243,630)	(1,202,488)
Global X Green Building ETF	2,218,528	38,047	(300,069)	(262,022)
Global X Metaverse ETF	2,455,034	280,455	(370,982)	(90,527)
Global X PropTech ETF	2,882,821	145,114	(122,677)	22,437
Global X Carbon Credits Strategy ETF	1,191,337	109	–	109

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

6. TAX INFORMATION (continued)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, mark-to-market treatment of passive foreign investment companies and partnership adjustments.

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may invest in companies focused on business activities in emerging economic themes. Such thematic companies typically face intense competition and potentially rapid product obsolescence. Thematic companies may have limited product lines, markets, financial resources or personnel. These companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. These companies are also frequently dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Such companies may be potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The emergent nature of many economic themes could result in increasing regulatory scrutiny in the future, which may impede the growth of companies that develop and/or focus on such economic themes. Similarly, the collection of data from consumers and other sources is frequently a critical component in emerging economic themes which could lead to increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Finally, these companies may be involved in young, fast evolving industries with increased exposure to the risks associated with changes in applicable laws (including regulation, other rule changes, and related federal and state enforcement activities), as well as market developments, which may cause businesses to contract or close suddenly and negatively impact the value of these companies.

Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands.

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

Each Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds (other than the Global X Cannabis ETF) use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying index when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not to the underlying indexes).

Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a substantial impact on these Funds.

The elimination of the London Inter-Bank Offered Rate ("LIBOR") may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate ("SOFR"), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around impacts on liquidity resulting from this transition, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions,

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts ("ADRs") and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments, or U.S. Treasury obligations and is recognized in the Schedules of Investments/Consolidated Schedule of Investments and Statements of Assets and Liabilities/Consolidated Statement of Asset and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities/Consolidated Statement of Asset and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

At May 31, 2023, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral(1)
Global X Millennial Consumer ETF
National Financial Services LLC	$249,356	$270,200
Total	$249,356	$270,200

Global X Robotics & Artificial Intelligence ETF
Barclays Capital Inc.	$13,400,841	$15,034,780
BNP Paribas Securities Corp	138,516	160,860
BofA Securities Inc.	1,058,671	1,114,228
Goldman Sachs & Co.	8,833,667	9,297,763
J.P. Morgan Securities LLC	1,504,845	1,677,222
Morgan Stanley & Co. LLC	20,564,368	22,894,342
National Financial Services LLC	11,216,674	12,811,431
UBS Securities LLC (equities)	295,728	314,760
Well Fargo Securities LLC	16,194,869	17,829,543
Total	$73,208,179	$81,134,929

Global X FinTech ETF
Barclays Capital Inc.	$3,927,548	$3,574,552
BNP Paribas S.A. (New York Branch)	2,155	2,190
BofA Securities Inc.	1,752,805	1,802,285
Citigroup Global Markets Inc.	2,516,342	2,576,981
Goldman Sachs & Co.	5,693,710	5,984,833
J.P. Morgan Securities LLC	235,391	266,515
Morgan Stanley & Co. LLC	4,175,922	4,175,721
National Financial Services LLC	2,976,372	3,158,684
Nomura Securities International Inc	489,342	514,617
Scotia Capital (USA) Inc.	2,672,718	2,643,258
UBS AG London Branch (Cash)	561,458	598,852
UBS Securities LLC (Equities)	4,987,158	4,818,180
Well Fargo Securities LLC	2,327,927	2,457,737
Total	$32,318,848	$32,574,405

Global X Internet of Things ETF
Barclays Capital Inc.	$69,996	$74,400
Citigroup Global Markets Inc.	246,989	260,765
Goldman Sachs & Co.	1,488,207	1,563,944
J.P. Morgan Securities LLC	1,405,592	1,457,375
National Financial Services LLC	2,145,572	2,267,965
Total	$5,356,356	$5,624,449

Global X U.S. Infrastructure Development ETF
UBS Securities LLC (equities)	$671,692	$698,810
Total	$671,692	$698,810

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Market Value	Cash Collateral(1)
Global X Autonomous & Electric Vehicles ETF
Barclays Capital Inc.	$2,738,833	$3,010,086
BNP Paribas S.A. (New York Branch)	622,398	666,855
BNP Paribas Securities Corp	153,174	164,115
BofA Securities Inc.	4,437,897	4,946,456
Citigroup Global Markets Inc.	13,148,120	13,509,501
Goldman Sachs & Co.	11,253,829	11,219,291
J.P. Morgan Securities LLC	5,888,832	6,251,025
Morgan Stanley & Co. LLC	17,201,676	18,948,760
National Financial Services LLC	8,350,975	8,737,057
SCOTIA CAPITAL (USA) Inc	3,672,130	3,652,803
SG Americas Securities LLC	408,086	449,119
UBS AG London Branch (Cash)	1,946,505	1,954,260
UBS Securities LLC (equities)	1,744,622	1,814,002
Total	$71,567,077	$75,323,330

Global X Artificial Intelligence & Technology ETF
J.P. Morgan Securities LLC	$580,502	$605,250
National Financial Services LLC	356,070	371,250
Total	$936,572	$976,500

Global X Genomics & Biotechnology ETF
Goldman Sachs & Co.	$350,862	$360,041
Total	$350,862	$360,041

Global X Cloud Computing ETF
Barclays Capital Inc.	$223	$237
J.P. Morgan Securities LLC	202,038	215,175
Morgan Stanley & Co. LLC	816	833
UBS Securities LLC (Equities)	719,398	733,915
Total	$922,475	$950,160

Global X Cannabis ETF
Barclays Capital Inc.	$1,695,949	$2,028,400
BNP Paribas Securities Corp	117,735	133,950
Goldman Sachs & Co.	705,716	756,790
J.P. Morgan Securities LLC	46,426	55,600
Morgan Stanley & Co. LLC	17,064	18,633
UBS AG London Branch (Cash)	173,309	193,897
UBS Securities LLC (Equities)	606,711	690,270
Total	$3,362,910	$3,877,540

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Market Value	Cash Collateral(1)
Global X Video Games & Esports ETF
Barclays Capital Inc.	$2,320,812	$2,519,400
J.P. Morgan Securities LLC	1,340,958	1,442,328
UBS AG London Branch (Cash)	2,143,359	2,183,905
Total	$5,805,129	$6,145,633

Global X Telemedicine & Digital Health ETF
Barclays Capital Inc.	$1,096,615	$1,164,252
BofA Securities Inc.	156,162	225,700
Citigroup Global Markets Inc.	194,892	215,453
Goldman Sachs & Co.	1,110,562	1,150,706
National Financial Services LLC	482,926	565,022
UBS AG London Branch (Cash)	508,315	622,000
Total	$3,549,472	$3,943,133

Global X Blockchain ETF
Barclays Capital Inc.	$3,460,874	$3,533,543
BofA Securities Inc.	3,358	4,064
Goldman Sachs & Co.	424,688	418,000
J.P. Morgan Securities LLC	32,162	36,000
Well Fargo Securities LLC	2,085,074	2,076,555
Total	$6,006,156	$6,068,162

(1) It is the Funds' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the "Trustees") and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. REVERSE SHARE SPLIT

Effective June 10, 2022, the Global X Cannabis ETF executed a one to six (1:6) reverse share split for shareholders of record after the close of markets on June 10, 2022. The effect of this transaction was to divide the number of outstanding Shares of the Fund by

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

10. REVERSE SHARE SPLIT (continued)

six, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective December 19, 2022, the Board of the Trust approved a reverse share split at the ratio of one to three (1:3) of the issued and outstanding shares of the Global X Education ETF and the the ratio of one to four (1:4) of the issued and outstanding shares of the Global X Blockchain ETF (the "Reverse Share Split"). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period then ended, and the per share data in the financial highlights for each of the years in the period then ended have been updated to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

11. SUBSEQUENT EVENTS

The custodian, transfer agent and securities lending agent for the Global X Cannabis ETF transitioned from Brown Brothers Harriman & Co. to The Bank of New York Mellon on or about June 12, 2023.

The custodian, transfer agent and securities lending agent for the Global X AgTech & Food Innovation ETF transitioned from Brown Brothers Harriman & Co. to The Bank of New York Mellon on or about June 26, 2023.

The custodian, transfer agent and securities lending agent for each of the Funds listed below transitioned from Brown Brothers Harriman & Co. to The Bank of New York Mellon on or about July 10, 2023.

FUND NAME
Global X FinTech ETF
Global X Internet of Things ETF
Global X Artificial Intelligence & Technology ETF
Global X Video Games & Esports ETF
Global X Cybersecurity ETF
Global X CleanTech ETF
Global X Data Center REITs & Digital Infrastructure ETF
Global X Hydrogen ETF
Global X Solar ETF
Global X Wind Energy ETF
Global X Green Building ETF
Global X Metaverse ETF

Notes to Financial Statements/Notes to Consolidated Financial Statements
May 31, 2023 (Unaudited)

11. SUBSEQUENT EVENTS (continued)

The custodian, transfer agent and securities lending agent for the Global X Aging Population ETF and Global X Clean Water ETF will transition from Brown Brothers Harriman & Co. to The Bank of New York Mellon on or about July 24, 2023.

The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from December 1, 2022 to May 31, 2023.

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (Continued)

	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Millennial Consumer ETF
Actual Fund Return	$1,000.00	$1,033.40	0.50%	$2.53
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52
Global X Aging Population ETF
Actual Fund Return	$1,000.00	$1,028.40	0.50%	$2.53
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52
Global X Health & Wellness ETF
Actual Fund Return	$1,000.00	$994.70	0.50%	$2.49
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52
Global X Robotics & Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$1,295.40	0.68%	$3.89
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43
Global X FinTech ETF
Actual Fund Return	$1,000.00	$1,013.30	0.68%	$3.41
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43
Global X Internet of Things ETF
Actual Fund Return	$1,000.00	$1,057.90	0.68%	$3.49
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43
Global X U.S. Infrastructure Development ETF
Actual Fund Return	$1,000.00	$981.50	0.47%	$2.32
Hypothetical 5% Return	1,000.00	1,022.59	0.47	2.37
Global X Autonomous & Electric Vehicles ETF
Actual Fund Return	$1,000.00	$1,031.60	0.68%	$3.44
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43
Global X Artificial Intelligence & Technology ETF
Actual Fund Return	$1,000.00	$1,213.60	0.68%	$3.75
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43

Disclosure of Fund Expenses (unaudited) (Continued)

	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Genomics & Biotechnology ETF
Actual Fund Return	$1,000.00	$907.10	0.50%	$2.38
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52
Global X Cloud Computing ETF
Actual Fund Return	$1,000.00	$1,104.40	0.68%	$3.57
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43
Global X Cannabis ETF
Actual Fund Return	$1,000.00	$487.40	0.51%	$1.89
Hypothetical 5% Return	1,000.00	1,022.39	0.51	2.57
Global X Thematic Growth ETF
Actual Fund Return	$1,000.00	$977.90	0.50%	$2.47
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52
Global X Video Games & Esports ETF
Actual Fund Return	$1,000.00	$1,036.70	0.50%	$2.54
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52
Global X Cybersecurity ETF
Actual Fund Return	$1,000.00	$1,082.30	0.50%	$2.60
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52
Global X Education ETF
Actual Fund Return	$1,000.00	$896.00	0.51%	$2.41
Hypothetical 5% Return	1,000.00	1,022.39	0.51	2.57
Global X Telemedicine & Digital Health ETF
Actual Fund Return	$1,000.00	$910.90	0.68%	$3.24
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43
Global X China Biotech Innovation ETF
Actual Fund Return	$1,000.00	$847.10	0.66%	$3.04
Hypothetical 5% Return	1,000.00	1,021.64	0.66	3.33

Disclosure of Fund Expenses (unaudited) (Continued)

	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X CleanTech ETF
Actual Fund Return	$1,000.00	$884.30	0.50%	$2.35
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52
Global X Data Center REITs & Digital Infrastructure ETF
Actual Fund Return	$1,000.00	$978.90	0.51%	$2.52
Hypothetical 5% Return	1,000.00	1,022.39	0.51	2.57
Global X Clean Water ETF
Actual Fund Return	$1,000.00	$1,027.40	0.50%	$2.53
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52
Global X AgTech & Food Innovation ETF
Actual Fund Return	$1,000.00	$767.50	0.51%	$2.25
Hypothetical 5% Return	1,000.00	1,022.39	0.51	2.57
Global X Blockchain ETF
Actual Fund Return	$1,000.00	$1,571.70	0.50%	$3.21
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52
Global X Hydrogen ETF
Actual Fund Return	$1,000.00	$707.40	0.51%	$2.17
Hypothetical 5% Return	1,000.00	1,022.39	0.51	2.57
Global X Solar ETF
Actual Fund Return	$1,000.00	$810.50	0.50%	$2.26
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52
Global X Wind Energy ETF
Actual Fund Return	$1,000.00	$932.40	0.52%	$2.51
Hypothetical 5% Return	1,000.00	1,022.34	0.52	2.62
Global X Green Building ETF
Actual Fund Return	$1,000.00	$956.40	0.45%	$2.19
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27

Disclosure of Fund Expenses (unaudited) (Concluded)

	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Metaverse ETF
Actual Fund Return	$1,000.00	$1,233.80	0.50%	$2.78
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52
Global X PropTech ETF*
Actual Fund Return	$1,000.00	$1,009.60	0.49%	$0.67	(2)
Hypothetical 5% Return	1,000.00	1,006.18	0.49	0.67
Global X Carbon Credits Strategy ETF**
Actual Fund Return	$1,000.00	$965.90	0.39%	$0.07	(3)
Hypothetical 5% Return	1,000.00	1,000.88	0.39	0.07

(1)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(2)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 50/365 (to reflect the period from inception to date).
(3)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 6/365 (to reflect the period from inception to date).
*	The Fund commenced operations on April 12, 2023.
**	The Fund commenced operations on May 25, 2023.

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held on November 11, 2022 (the “New Fund Board Meeting”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”) for the Global X Carbon Credits Strategy ETF and Global X PropTech ETF (each a “New Fund”, and together the “New Funds”); and (ii) the initial Supervision and Administration Agreement between the Trust (the “New Supervision and Administration Agreement”), on behalf of the New Funds, and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the New Fund Agreements for the New Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Funds in accordance with the New Fund Agreements;
•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Funds;
•

Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Funds and the composition of the New Funds’ assets, including the purchase, retention and

Approval of Investment Advisory Agreement (Unaudited) (Continued)

disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Funds, (iv) select broker-dealers to execute portfolio transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Funds, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Funds that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Funds by shareholders and new investors;

•

the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds; and

•

the quality of Global X Management’s resources and personnel that would be made available to the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Funds by Global X Management.

Performance

The Board determined that, because the New Funds had not yet begun investment operations as of the dates of the New Fund Board Meetings, meaningful data relating to the investment performance of the New Funds was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund:
•

the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Funds require under a unitary fee structure (including the types

Approval of Investment Advisory Agreement (Unaudited) (Continued)

of fees and expenses that are not included within the unitary fee and would be borne by the New Funds); and
•

the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Funds by Global X Management and all aspects of the relationship between Global X Management and the New Funds.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•

comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds. The Board considered Global X  Management’s detailed explanation of the proposed fee structures of any New Fund that was above the average or median for the New Funds’ peer group;

•

the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Funds) and the expected total expense ratios for the New Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•

that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Approval of Investment Advisory Agreement (Unaudited) (Concluded)

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the New Funds grow and whether the proposed unitary Management Fees for the New Funds reflected these economies of scale;
•

the significant investment of time, personnel and other resources that Global X Management intends to make in the New Funds in order to seek to assure that the New Funds are attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the proposed unitary Management Fees for the New Funds appropriately addressed economies of scale.

Other Benefits

In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Funds. As a result, the Board concluded that, in the case of each New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Funds.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 19, 2023, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s Liquidity Risk and operated adequately and effectively to manage each Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report noted that one Fund, the Global X Nigeria Fund, was classified as an In-Kind Fund for purposes of Liquidity Reporting. The Committee’s report noted that no other material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Supplemental Information (Unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-007-0900

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.  Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Luis Berruga Luis Berruga President

Date:  August 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Luis Berruga Luis Berruga President

Date: August 8, 2023

By (Signature and Title)	/s/ John Belanger John Belanger Chief Financial Officer

Date:  August 8, 2023